UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07175

Name of Registrant: Vanguard Tax-Managed Funds

Address of Registrant:

P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:

Heidi Stam, Esquire

P.O. Box 876

Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2008– June 30, 2009

Item 1: Reports to Shareholders

>  For the six months ended June 30, 2009, the returns for the domestic Vanguard Tax-Managed Funds ranged from 0.72% for the Tax-Managed Small-Cap Fund (Investor Shares) to 5.54% for the Tax-Managed Balanced Fund.

>  After suffering severe losses in the beginning of the period, stocks began to bounce back in mid-March, with a few sectors of the market posting gains for the six months.

>  The biggest contributors to performance included holdings in the information technology, consumer discretionary, and materials sectors.

Contents

Your Fund’s Total Returns	1
President’s Letter	2
Tax-Managed Balanced Fund	7
Tax-Managed Growth and Income Fund	29
Tax-Managed Capital Appreciation Fund	46
Tax-Managed Small-Cap Fund	64
About Your Fund’s Expenses	81
Trustees Approve Advisory Arrangement	83
Glossary	84

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended June 30, 2009
	Ticker	Total
	Symbol	Returns
Vanguard Tax-Managed Balanced Fund	VTMFX	5.54%
Tax-Managed Balanced Composite Index[1]		4.21
Average Mixed-Asset Target Moderate Fund[2]		6.53

Vanguard Tax-Managed Growth and Income Fund
Investor Shares	VTGIX	3.19%
Admiral™ Shares[3]	VTGLX	3.23
Institutional Shares[4]	VTMIX	3.26
S&P 500 Index		3.16
Average Large-Cap Core Fund[2]		4.83

Vanguard Tax-Managed Capital Appreciation Fund
Investor Shares	VMCAX	5.21%
Admiral Shares[3]	VTCLX	5.24
Institutional Shares[4]	VTCIX	5.30
Russell 1000 Index		4.32
Average Multi-Cap Core Fund[2]		7.28

Vanguard Tax-Managed Small-Cap Fund
Investor Shares	VTMSX	0.72%
Institutional Shares[4]	VTSIX	0.78
S&P SmallCap 600 Index		0.67
Average Small-Cap Core Fund[2]		6.29

1  50% Russell 1000 Index, 50% Barclays Capital 7 Year Municipal Bond Index.

2  Derived from data provided by Lipper Inc.

3  A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

4  This class of shares also carries low expenses and is available for a minimum investment of $5 million.

President’s Letter

Dear Shareholder,

Each of Vanguard’s domestic Tax-Managed Funds posted positive returns for the first six months of 2009. Tax-Managed Growth and Income Fund and Tax-Managed Small-Cap Fund closely tracked their respective indexes. Meanwhile, Tax-Managed Balanced Fund and Tax-Managed Capital Appreciation Fund did a fair amount better than their benchmarks, a result of tax-management modifications to their index-based strategies.

Holdings in the information technology, consumer discretionary, and materials sectors helped boost the funds’ returns. Meanwhile, stocks in the industrial sector weighed heavily on performance. Returns for Tax-Managed Small-Cap Fund were hurt by the fund’s financial holdings.

Please note: We review the performance of Vanguard Tax-Managed International Fund in a separate report.

Stock gains petered out by the end of the period

For the six months ended June 30, the broad U.S. stock market returned 5%. The stock market began the period in negative territory, rallied through much of the spring, but then lost steam in June. While the second quarter was the strongest quarter for U.S. stocks since 2003, equity gains fizzled in mid-June as investors were taken aback by a drop in consumer confidence, falling home prices, and a larger-than-expected rise in the unemployment rate.

International stocks registered a stronger showing, returning about 14% for the half-year. Emerging markets posted the best results as investors poured money into countries with robust growth prospects. Higher commodity prices and a slight rebound in manufacturing orders helped reverse steep declines in international stocks from earlier in the period.

Still, pockets of the developed and developing markets, particularly in Europe, continued to struggle amid the global recession. After three consecutive monthly gains, the MSCI All Country World Index ex USA declined slightly for June.

Bond investors grew confident, sought out higher yields

As the half-year began, investors panicked by the credit-market crisis sought shelter in U.S. Treasury bonds, considered the safest of all securities. The difference between the yields of Treasuries and those of corporate bonds surged to levels not seen since the 1930s.

By mid-March, investors had gained confidence from the federal government’s efforts to thaw the credit market and stimulate the economy. Bond investors were more optimistic and more willing to take on risk; they shifted their focus away from Treasuries to higher-yielding corporate bonds. For the six months, the Barclays Capital U.S. Aggregate Bond Index returned about 2%, while high-yield

Market Barometer
			Total Returns
		Periods Ended June 30, 2009
	Six Months	One Year	Five Years[1]
Stocks
Russell 1000 Index (Large-caps)	4.32%	–26.69%	–1.85%
Russell 2000 Index (Small-caps)	2.64	–25.01	–1.71
Dow Jones U.S. Total Stock Market Index	5.00	–26.11	–1.47
MSCI All Country World Index ex USA (International)	14.35	–30.54	4.95

Bonds
Barclays Capital U.S. Aggregate Bond Index
(Broad taxable market)	1.90%	6.05%	5.01%
Barclays Capital Municipal Bond Index	6.43	3.77	4.14
Citigroup 3-Month Treasury Bill Index	0.10	0.78	3.02

CPI
Consumer Price Index	2.60%	–1.43%	2.60%

1  Annualized.

bonds, as measured by the Barclays Capital U.S. Corporate High Yield Bond Index, returned about 30%.

Despite some murmurs in the market about longer-term inflation risks, the Federal Reserve in recent months unveiled plans to purchase Treasury and mortgage-backed securities. The Fed hoped to drive up the securities’ prices and push down yields, and thus keep borrowing costs, such as mortgage rates, low. Government initiatives also helped bring down municipal bond yields, which earlier in the period were higher than those of Treasuries, a reversal in the traditional relationship between taxable and tax-exempt yields. For the six months, the tax-exempt bond market returned more than 6%. The Fed kept the target for short-term interest rates at an all-time low of 0% to 0.25% throughout the period.

Expense Ratios[1]
Your Fund Compared With Its Peer Group
Expense
Tax-Managed Fund	Ratio
Balanced	0.15%
Average Mixed-Asset Target Moderate Fund	0.94

Growth and Income
Investor Shares	0.21%
Admiral Shares	0.15
Institutional Shares	0.09
Average Large-Cap Core Fund	1.26

Capital Appreciation
Investor Shares	0.21%
Admiral Shares	0.15
Institutional Shares	0.09
Average Multi-Cap Core Fund	1.18

Small-Cap
Investor Shares	0.19%
Institutional Shares	0.09
Average Small-Cap Core Fund	1.43

1  The fund expense ratios shown are from the prospectuses dated April 24, 2009, and represent estimated costs for the current fiscal year based on the funds’ net assets as of the prospectus date. For the six months ended June 30, 2009, the funds’ annualized expense ratios were: for the Tax-Managed Balanced Fund, 0.15%; for the Tax-Managed Growth and Income Fund, 0.21% for Investor Shares, 0.15% for Admiral Shares, and 0.09% for Institutional Shares; for the Tax-Managed Capital Appreciation Fund, 0.21% for Investor Shares, 0.15% for Admiral Shares, and 0.09% for Institutional Shares; for the Tax-Managed Small-Cap Fund, 0.19% for Investor Shares and 0.09% for Institutional Shares. The peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2008.

A few strong sectors led to positive results

The broad U.S. stock market was down significantly at the beginning of 2009. In mid-March, however, stocks began to rally and, by the end of the period, had crept into positive territory for the first half of 2009.

Holdings in the information technology sector helped boost returns in each of the Tax-Managed Funds. Blue chip computer and software companies staged a strong comeback over the last few months of the half-year, as corporations began spending on technology again after trimming their budgets in 2008 in response to the worldwide recession.

Consumer discretionary stocks were also up for the period, as consumers slowly resumed spending. The biggest contributors to performance included specialty retailers, internet and catalog companies, and media outlets. In the materials sector, chemicals as well as metals and mining companies also helped boost returns.

Stocks in the industrial sector weighed heavily on the returns of Tax-Managed Balanced Fund, Tax-Managed Capital Appreciation Fund, and Tax-Managed Growth and Income Fund. Holdings in the aerospace and defense industry, as well as poor results from a huge industrial conglomerate, took a toll on performance.

In Tax-Managed Small-Cap Fund, financial stocks had the greatest negative effect on returns. Small-cap financial companies underperformed their larger counterparts for the period, as investors preferred the bigger, better-known financial firms.

The bond portion of the Tax-Managed Balanced Fund, which accounted for a little more than 50% of the fund’s assets, on average, posted a strong six-month showing. The fund invests in municipal bonds to generate tax-exempt income. Barclay’s Capital Municipal Bond Index returned 6.43%—an impressive six-month return for municipal securities—and the fund captured much of that return.

A long-term strategy puts things in perspective

Over the past 18 months, investors’ resolve has been tested repeatedly. In 2008, the U.S. financial markets endured their worst calendar year since the 1930s. The first two months of 2009 brought more bad news and falling prices before stocks rebounded to turn in their best calendar quarter since 2003. Nobody knows where the stock market will go from here, particularly in the shorter term.

At Vanguard, we recommend that you maintain a long-term perspective. With low expense ratios, a proven tax-efficient strategy, and a record of closely tracking their benchmarks, the Vanguard Tax-Managed Funds can play a useful role in helping investors work toward their long-term financial goals.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III

President and Chief Executive Officer

July 22, 2009

Your Fund’s Performance at a Glance
December 31, 2008–June 30, 2009
			Distributions Per Share
	Starting	Ending	Income	Capital
Tax-Managed Fund	Share Price	Share Price	Dividends	Gains
Balanced	$16.19	$16.84	$0.239	$0.000
Growth and Income
Investor Shares	$19.65	$20.04	$0.224	$0.000
Admiral Shares	40.39	41.19	0.475	0.000
Institutional Shares	19.65	20.04	0.236	0.000
Capital Appreciation
Investor Shares	$21.39	$22.49	$0.011	$0.000
Admiral Shares	43.04	45.27	0.021	0.000
Institutional Shares	21.38	22.50	0.010	0.000
Small-Cap
Investor Shares	$17.44	$17.56	$0.004	$0.000
Institutional Shares	17.47	17.60	0.005	0.000

Tax-Managed Balanced Fund

Fund Profile

As of June 30, 2009

Total Fund Characteristics

Yield[1]	2.6%
Turnover Rate[2]	20%
Expense Ratio[3]	0.15%
Short-Term Reserves	0.0%

Equity Characteristics
		Comparative	Broad
	Fund	Index[4]	Index[5]
Number of Stocks	581	970	4,399
Median Market Cap	$26.4B	$29.7B	$24.2B
Price/Earnings Ratio	17.7x	17.6x	18.6x
Price/Book Ratio	2.0x	2.0x	1.9x
Dividend Yield	1.9%	2.3%	2.2%
Return on Equity	20.6%	20.5%	19.7%
Earnings Growth Rate	15.3%	14.1%	13.5%
Foreign Holdings	0.0%	0.0%	0.0%

Sector Diversification (% of equity exposure)
		Comparative	Broad
	Fund	Index[4]	Index[5]
Consumer Discretionary	9.8%	9.7%	9.7%
Consumer Staples	11.3	11.2	10.4
Energy	11.8	11.8	11.8
Financials	13.3	13.7	15.0
Health Care	13.7	13.7	13.6
Industrials	10.1	10.0	10.3
Information Technology	18.6	18.4	18.2
Materials	3.8	3.8	3.6
Telecommunication
Services	3.4	3.4	3.2
Utilities	4.2	4.3	4.2

Total Fund Volatility Measures[6]
	Fund Versus	Fund Versus
	Composite Index[7]	Broad Index[5]
R-Squared	0.99	0.92
Beta	0.97	0.49

Ten Largest Stocks[8] (% of equity portfolio)

ExxonMobil Corp.	integrated oil
	and gas	3.8%
Microsoft Corp.	systems software	2.1
The Procter & Gamble Co.	household products	1.7
Johnson & Johnson	pharmaceuticals	1.7
International Business
Machines Corp.	computer hardware	1.5
JPMorgan Chase & Co.	diversified financial
	services	1.5
AT&T Inc.	integrated
	telecommunication
	services	1.5
Apple Inc.	computer hardware	1.5
Chevron Corp.	integrated oil
	and gas	1.4
Cisco Systems, Inc.	communications
	equipment	1.3
Top Ten		18.0%
Top Ten as % of Total Net Assets		8.5%

Fund Asset Allocation

1  30-day SEC yield. See the Glossary.

2  Annualized.

3  The expense ratio shown is from the prospectus dated April 24, 2009, and represents estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended June 30, 2009, the annualized expense ratio was 0.15%.

4  Russell 1000 Index.

5  Dow Jones U.S. Total Stock Market Index.

6  For an explanation of R-squared, beta, and other terms used here, see the Glossary.

7  50% Russell 1000 Index, 50% Barclays Capital 7 Year Municipal Bond Index.

8  The holdings listed exclude any temporary cash investments and equity index products.

Tax-Managed Balanced Fund

Fixed Income Characteristics
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Bonds	179	4,315	45,745
Yield to Maturity	3.6%[3]	3.5%	4.1%
Average Coupon	4.7%	5.0%	5.0%
Average Effective
Maturity	6.3 years	6.9 years	13.3 years
Average Quality	AA-	AA	AA
Average Duration	5.8 years	5.4 years	8.4 years

Distribution by Credit Quality
(% of fixed income portfolio)

AAA	25.8%
AA	43.3
A	25.3
BBB	5.6

Distribution by Maturity
(% of fixed income portfolio)

Under 1 Year	9.7%
1–5 Years	33.6
5–10 Years	43.9
10–20 Years	12.3
20–30 Years	0.5

Equity Investment Focus

Fixed Income Investment Focus

Largest State Concentrations[4]
(% of fixed income portfolio)

New York	16.3%
California	7.2
Texas	6.9
Massachusetts	6.1
Arizona	5.5
Ohio	4.7
New Jersey	4.6
Florida	4.1
Missouri	3.7
Georgia	3.2
Top Ten	62.3%

1  Barclays Capital 7 Year Municipal Bond Index.

2  Barclays Capital Municipal Bond Index.

3  Before expenses.

4  “Largest State Concentrations” figures exclude any fixed income futures contracts.

Tax-Managed Balanced Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1998–June 30, 2009

Average Annual Total Returns: Periods Ended June 30, 2009

	Inception Date	One Year	Five Years	Ten Years
Tax-Managed Balanced Fund[3]	9/6/1994	–9.77%	1.85%	2.31%
Fee-Adjusted Returns[4]		–10.64	1.85	2.31

1  Six months ended June 30, 2009.

2  50% Russell 1000 Index, 50% Barclays Capital 7 Year Municipal Bond Index.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  Reflective of the 1% fee assessed on redemptions of shares held in the fund for less than five years. Note: See Financial Highlights tables for dividend and capital gains information.

Tax-Managed Balanced Fund

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (47.9%)
Consumer Discretionary (4.7%)
	McDonald’s Corp.	35,809	2,059
	The Walt Disney Co.	68,650	1,602
	Comcast Corp. Class A	98,050	1,421
	Target Corp.	29,400	1,160
	Lowe’s Cos., Inc.	55,800	1,083
*	Amazon.com, Inc.	12,600	1,054
	Home Depot, Inc.	40,299	952
	NIKE, Inc. Class B	15,000	777
	Yum! Brands, Inc.	20,800	693
	Time Warner Inc.	25,796	650
*	Liberty Media Corp.	23,648	633
	Staples, Inc.	30,155	608
	TJX Cos., Inc.	19,200	604
*	Ford Motor Co.	96,900	588
	News Corp., Class A	64,100	584
*	DIRECTV Group, Inc.	22,871	565
	Time Warner Cable Inc.	16,951	537
*	Kohl’s Corp.	12,000	513
*	Viacom Inc. Class B	22,558	512
	Best Buy Co., Inc.	15,075	505
*	Apollo Group, Inc. Class A	6,300	448
*	Starbucks Corp.	28,800	400
	Marriott International, Inc.
	Class A	16,159	357
	Coach, Inc.	12,800	344
	Ross Stores, Inc.	8,800	340
	BorgWarner, Inc.	9,900	338
	The Gap, Inc.	19,725	323
*	Bed Bath & Beyond, Inc.	10,500	323
*	O’Reilly Automotive, Inc.	8,000	305
	Advance Auto Parts, Inc.	7,205	299
	Strayer Education, Inc.	1,320	288
	Polo Ralph Lauren Corp.	5,300	284
	PetSmart, Inc.	13,000	279
	Scripps Networks Interactive	9,800	273
	Harley-Davidson, Inc.	16,100	261
	DeVry, Inc.	5,100	255
	RadioShack Corp.	17,500	244

*	NVR, Inc.	470	236
	Darden Restaurants Inc.	7,150	236
*	Liberty Media Corp.–Capital
	Series A	17,200	233
	Brinker International, Inc.	13,375	228
	Sherwin-Williams Co.	4,100	220
	Hasbro, Inc.	8,925	216
	International Speedway Corp.	8,410	215
	John Wiley & Sons Class A	6,400	213
	Cablevision Systems
	NY Group Class A	10,594	206
	Pulte Homes, Inc.	23,100	204
	Phillips-Van Heusen Corp.	7,000	201
	Washington Post Co. Class B	560	197
*	AutoNation, Inc.	11,292	196
	Weight Watchers
	International, Inc.	7,600	196
	International Game
	Technology	11,600	184
	Harman International
	Industries, Inc.	9,800	184
	Tiffany & Co.	6,700	170
	Macy’s Inc.	14,400	169
*	CarMax, Inc.	11,406	168
	Thor Industries, Inc.	9,120	168
	Guess ?, Inc.	6,000	155
*	DISH Network Corp.	8,757	142
	Burger King Holdings Inc.	8,000	138
	D. R. Horton, Inc.	13,399	125
*	Brink’s Home Security
	Holdings, Inc.	4,300	122
	Gentex Corp.	10,200	118
*	Career Education Corp.	4,500	112
*	Mohawk Industries, Inc.	3,100	111
	Abercrombie & Fitch Co.	4,300	109
	Black & Decker Corp.	3,700	106
	Omnicom Group Inc.	3,200	101
*	Toll Brothers, Inc.	5,800	98
	Comcast Corp. Special
	Class A	6,476	91

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Family Dollar Stores, Inc.	3,200	91
*	Discovery
	Communications Inc.
	Class A	3,841	87
*	Liberty Global, Inc. Series C	5,446	86
*	Liberty Global, Inc. Class A	5,015	80
*	Discovery
	Communications Inc.
	Class C	3,841	79
	Centex Corp.	8,100	68
	WABCO Holdings Inc.	3,334	59
	Tim Hortons, Inc.	2,300	56
*	Expedia, Inc.	3,568	54
*	The Goodyear Tire &
	Rubber Co.	4,200	47
	H & R Block, Inc.	2,600	45
*	MGM Mirage, Inc.	4,013	26
	The McGraw-Hill Cos., Inc.	700	21
*	Liberty Media Corp.–
	Interactive Series A	4,200	21
	Foot Locker, Inc.	1,600	17
	Lennar Corp. Class B	680	5
	Newell Rubbermaid, Inc.	218	2
*	Krispy Kreme Doughnuts, Inc.
	Warrants Exp. 3/2/12	243	—
			28,873
Consumer Staples (5.4%)
	The Procter & Gamble Co.	98,384	5,027
	Wal-Mart Stores, Inc.	75,700	3,667
	The Coca-Cola Co.	73,700	3,537
	PepsiCo, Inc.	53,927	2,964
	Philip Morris International Inc.	54,200	2,364
	CVS Caremark Corp.	52,198	1,664
	Costco Wholesale Corp.	18,027	824
	Walgreen Co.	27,000	794
	General Mills, Inc.	14,100	790
	Kraft Foods Inc.	30,516	773
	Archer-Daniels-Midland Co.	28,121	753
	Colgate-Palmolive Co.	10,200	722
	Altria Group, Inc.	40,900	670
	The Kroger Co.	28,500	628
	Kellogg Co.	11,300	526
	Kimberly-Clark Corp.	9,172	481
	Safeway, Inc.	19,334	394
	J.M. Smucker Co.	7,746	377
	Molson Coors Brewing Co.
	Class B	8,000	339
*	Dr. Pepper Snapple
	Group, Inc.	15,400	326
	Tyson Foods, Inc.	25,331	319
	The Pepsi Bottling Group, Inc.	9,300	315
	Coca-Cola Enterprises, Inc.	18,900	315
	The Clorox Co.	5,400	302
	Brown-Forman Corp. Class B	6,950	299
	Church & Dwight, Inc.	5,500	299
	McCormick & Co., Inc.	8,400	273

	Del Monte Foods Co.	28,300	265
*	Dean Foods Co.	13,750	264
	The Estee Lauder Cos. Inc.
	Class A	7,800	255
	Alberto-Culver Co.	9,950	253
	Corn Products
	International, Inc.	9,407	252
	PepsiAmericas, Inc.	9,300	249
	Hormel Foods Corp.	7,100	245
*	Constellation Brands, Inc.
	Class A	18,600	236
*	Smithfield Foods, Inc.	16,600	232
*	Energizer Holdings, Inc.	4,294	224
*	NBTY, Inc.	7,200	202
*	Central European
	Distribution Corp.	7,400	197
*	Ralcorp Holdings, Inc.	2,800	171
*	Mead Johnson Nutrition Co.	3,600	114
	Whole Foods Market, Inc.	5,600	106
	Lorillard, Inc.	1,000	68
	Sysco Corp.	2,600	58
	Bunge Ltd.	800	48
	Sara Lee Corp.	500	5
	ConAgra Foods, Inc.	100	2
			33,188
Energy (5.7%)
	ExxonMobil Corp.	160,394	11,213
	Chevron Corp.	61,033	4,043
	Schlumberger Ltd.	32,867	1,778
	ConocoPhillips Co.	41,687	1,753
	Occidental Petroleum Corp.	20,404	1,343
	Apache Corp.	13,456	971
	Devon Energy Corp.	17,646	962
	Anadarko Petroleum Corp.	19,492	885
	EOG Resources, Inc.	10,400	706
	Hess Corp.	12,300	661
	XTO Energy, Inc.	16,266	620
*	National Oilwell Varco Inc.	18,029	589
	Noble Energy, Inc.	8,500	501
	Peabody Energy Corp.	15,400	464
*	Cameron International Corp.	13,900	393
	Range Resources Corp.	9,150	379
	Murphy Oil Corp.	6,700	364
	ENSCO International, Inc.	10,300	359
	Diamond Offshore
	Drilling, Inc.	4,300	357
	CONSOL Energy, Inc.	10,100	343
*	Pride International, Inc.	13,200	331
*	Nabors Industries, Inc.	19,489	304
	BJ Services Co.	22,200	303
*	Newfield Exploration Co.	9,100	297
	Marathon Oil Corp.	9,682	292
	Helmerich & Payne, Inc.	9,200	284
	Pioneer Natural
	Resources Co.	11,000	280
	Cabot Oil & Gas Corp.	9,100	279

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Rowan Cos., Inc.	14,000	270
	Valero Energy Corp.	15,268	258
	Foundation Coal
	Holdings, Inc.	8,700	245
*	FMC Technologies Inc.	6,140	231
*	SEACOR Holdings Inc.	3,000	226
	St. Mary Land &
	Exploration Co.	10,400	217
*	Helix Energy Solutions
	Group, Inc.	19,500	212
*	Mariner Energy Inc.	17,700	208
*	Forest Oil Corp.	13,500	201
*	Continental Resources, Inc.	7,000	194
*	SandRidge Energy, Inc.	22,400	191
*	CNX Gas Corp.	7,100	187
	Smith International, Inc.	7,179	185
	Halliburton Co.	8,664	179
*	Superior Energy
	Services, Inc.	9,700	168
*	Plains Exploration &
	Production Co.	4,748	130
	Patterson-UTI Energy, Inc.	8,502	109
*	Exterran Holdings, Inc.	6,500	104
	Tesoro Corp.	6,752	86
*	Southwestern Energy Co.	1,100	43
	Chesapeake Energy Corp.	1,100	22
*	Denbury Resources, Inc.	1,400	21
			34,741
Financials (6.4%)
	JPMorgan Chase & Co.	127,764	4,358
	Wells Fargo & Co.	149,656	3,631
	Bank of America Corp.	224,785	2,967
	The Goldman Sachs
	Group, Inc.	16,100	2,374
	State Street Corp.	18,776	886
	U.S. Bancorp	43,300	776
	Bank of New York
	Mellon Corp.	25,100	736
	Morgan Stanley	25,760	734
	Charles Schwab Corp.	39,305	689
	CME Group, Inc.	2,039	634
	Prudential Financial, Inc.	15,812	589
	Northern Trust Corp.	10,100	542
	Franklin Resources, Inc.	7,500	540
	Citigroup Inc.	172,412	512
	Loews Corp.	18,200	499
	AFLAC Inc.	16,000	497
	Aon Corp.	13,000	492
*	Progressive Corp. of Ohio	32,000	484
	Public Storage, Inc. REIT	7,200	471
	The Travelers Cos., Inc.	10,589	435
	American Express Co.	17,233	401
	Hudson City Bancorp, Inc.	26,200	348
	Unum Group	21,800	346
*	SLM Corp.	33,600	345
	MetLife, Inc.	11,440	343

	Host Hotels & Resorts Inc.
	REIT	40,875	343
*	TD Ameritrade Holding Corp.	18,800	330
	Lincoln National Corp.	19,000	327
	Plum Creek Timber Co. Inc.
	REIT	10,700	319
	BlackRock, Inc.	1,750	307
	Discover Financial Services	29,180	300
	People’s United Financial Inc.	19,800	298
	Moody’s Corp.	11,300	298
	Fifth Third Bancorp	41,100	292
*	Leucadia National Corp.	13,500	285
	Federal Realty
	Investment Trust REIT	5,500	283
*	Jefferies Group, Inc.	12,800	273
	SEI Investments Co.	15,000	271
	Torchmark Corp.	7,300	270
*	CB Richard Ellis Group, Inc.	28,800	270
	Digital Realty Trust, Inc. REIT	7,500	269
	HCC Insurance
	Holdings, Inc.	11,000	264
*	The St. Joe Co.	9,900	262
	W.R. Berkley Corp.	11,950	257
*	AmeriCredit Corp.	18,900	256
	First Horizon National Corp.	21,026	252
	Reinsurance Group of
	America, Inc.	7,224	252
	RenaissanceRe Holdings Ltd.	5,400	251
	Janus Capital Group Inc.	21,800	249
*	Arch Capital Group Ltd.	4,200	246
	M & T Bank Corp.	4,800	244
	KeyCorp	46,300	243
	Brown & Brown, Inc.	11,800	235
	Simon Property Group, Inc.
	REIT	4,543	234
	The Hanover Insurance
	Group Inc.	6,100	232
	Eaton Vance Corp.	8,600	230
	The Allstate Corp.	9,400	229
	BancorpSouth, Inc.	10,900	224
	Lazard Ltd. Class A	8,200	221
	Jones Lang LaSalle Inc.	6,500	213
	Allied World Assurance
	Holdings, Ltd.	5,200	212
	Cullen/Frost Bankers, Inc.	4,600	212
	AMB Property Corp. REIT	11,200	211
	Forest City Enterprise
	Class A	31,240	206
	Hospitality Properties Trust
	REIT	16,400	195
	Bank of Hawaii Corp.	5,300	190
*	Interactive Brokers
	Group, Inc.	11,900	185
	GLG Partners, Inc.	44,600	182
*	Markel Corp.	630	177
	Whitney Holdings Corp.	19,100	175

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Assurant, Inc.	7,200	173
	Commerce Bancshares, Inc.	5,419	172
	Wesco Financial Corp.	590	172
	First Citizens BancShares
	Class A	1,267	169
	TFS Financial Corp.	15,600	166
	Marshall & Ilsley Corp.	34,500	166
	American Financial
	Group, Inc.	7,650	165
*	Alleghany Corp.	591	160
*	Nasdaq OMX Group, Inc.	7,500	160
	Raymond James
	Financial, Inc.	9,250	159
*	MBIA, Inc.	35,400	153
	BOK Financial Corp.	4,040	152
	PNC Financial Services Group	3,900	151
	The Hartford Financial
	Services Group Inc.	12,700	151
	Regions Financial Corp.	36,100	146
	Washington Federal Inc.	11,100	144
	StanCorp Financial
	Group, Inc.	5,000	143
	Legg Mason Inc.	5,600	137
	Genworth Financial Inc.	10,500	73
	Comerica, Inc.	2,600	55
	Apartment Investment &
	Management Co.
	Class A REIT	4,700	42
	CIT Group Inc.	17,700	38
	BB&T Corp.	1,500	33
	Ameriprise Financial, Inc.	1,180	29
	The Chubb Corp.	700	28
	Odyssey Re Holdings Corp.	300	12
	Taubman Co. REIT	400	11
			39,063
Health Care (6.6%)
	Johnson & Johnson	86,332	4,904
	Pfizer Inc.	196,110	2,942
	Abbott Laboratories	54,300	2,554
	Wyeth	43,200	1,961
*	Amgen Inc.	36,674	1,942
*	Gilead Sciences, Inc.	33,555	1,572
	Schering-Plough Corp.	59,700	1,500
	Merck & Co., Inc.	52,600	1,471
	UnitedHealth Group Inc.	46,374	1,158
	Medtronic, Inc.	29,300	1,022
*	WellPoint Inc.	18,825	958
*	Medco Health Solutions, Inc.	19,862	906
	Bristol-Myers Squibb Co.	43,000	873
*	Thermo Fisher Scientific, Inc.	18,303	746
	Eli Lilly & Co.	20,500	710
	Baxter International, Inc.	12,800	678
*	Genzyme Corp.	12,080	672
	Allergan, Inc.	13,400	638
*	Biogen Idec Inc.	13,460	608
	Stryker Corp.	14,849	590

	McKesson Corp.	13,200	581
*	Express Scripts Inc.	8,400	577
	Aetna Inc.	21,513	539
	Cardinal Health, Inc.	16,790	513
*	St. Jude Medical, Inc.	12,168	500
	Quest Diagnostics, Inc.	8,500	480
*	Forest Laboratories, Inc.	17,400	437
	C.R. Bard, Inc.	5,600	417
	CIGNA Corp.	17,000	410
*	Life Technologies Corp.	9,800	409
*	Celgene Corp.	7,919	379
*	Zimmer Holdings, Inc.	8,470	361
	AmerisourceBergen Corp.	20,096	356
*	Waters Corp.	6,900	355
*	Laboratory Corp. of
	America Holdings	5,200	352
	Becton, Dickinson & Co.	4,684	334
	DENTSPLY International Inc.	10,900	333
*	Hospira, Inc.	8,060	310
	Beckman Coulter, Inc.	5,300	303
*	Mylan Inc.	22,850	298
*	Millipore Corp.	4,200	295
*	King Pharmaceuticals, Inc.	28,400	273
*	Watson
	Pharmaceuticals, Inc.	8,000	269
	Techne Corp.	4,200	268
*	Sepracor Inc.	14,400	249
*	Varian Medical Systems, Inc.	6,700	235
*	Endo Pharmaceuticals
	Holdings, Inc.	12,700	228
	IMS Health, Inc.	17,576	223
*	Warner Chilcott Ltd.	16,400	216
	Universal Health Services
	Class B	4,400	215
*	Humana Inc.	6,500	210
	The Cooper Companies, Inc.	8,400	208
*	Boston Scientific Corp.	18,300	186
	Perrigo Co. (U.S.Shares)	6,400	178
*	Patterson Companies, Inc.	6,600	143
*	Lincare Holdings, Inc.	5,700	134
*	Amylin Pharmaceuticals, Inc.	8,400	113
	Omnicare, Inc.	2,000	52
*	Charles River
	Laboratories, Inc.	900	30
*	Abraxis BioScience	62	2
			40,376
Industrials (4.8%)
	General Electric Co.	308,409	3,615
	United Technologies Corp.	24,876	1,293
	3M Co.	16,900	1,016
	Union Pacific Corp.	18,318	954
	General Dynamics Corp.	14,700	814
	Lockheed Martin Corp.	9,703	783
	United Parcel Service, Inc.	15,200	760
	Raytheon Co.	17,000	755
	FedEx Corp.	13,000	723

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Danaher Corp.	11,450	707
	The Boeing Co.	15,820	672
	Illinois Tool Works, Inc.	14,600	545
	Precision Castparts Corp.	7,157	523
	Fluor Corp.	9,648	495
	CSX Corp.	13,800	478
	ITT Industries, Inc.	10,100	450
	L-3 Communications
	Holdings, Inc.	6,300	437
	C.H. Robinson
	Worldwide Inc.	8,269	431
	Expeditors International of
	Washington, Inc.	12,500	417
	Emerson Electric Co.	12,100	392
	Cummins Inc.	10,224	360
*	McDermott International, Inc.	17,300	351
*	Jacobs Engineering
	Group Inc.	8,220	346
	Republic Services, Inc.
	Class A	14,110	344
	W.W. Grainger, Inc.	4,200	344
	Southwest Airlines Co.	50,618	341
	Honeywell International Inc.	10,800	339
*	Quanta Services, Inc.	14,200	328
*	URS Corp.	6,600	327
	Burlington Northern
	Santa Fe Corp.	4,338	319
*	Iron Mountain, Inc.	10,975	316
	Roper Industries Inc.	6,700	304
	AMETEK, Inc.	8,650	299
	Fastenal Co.	8,900	295
	KBR Inc.	16,000	295
	Donaldson Co., Inc.	8,400	291
	J.B. Hunt Transport
	Services, Inc.	9,300	284
*	Stericycle, Inc.	5,500	283
	The Dun & Bradstreet Corp.	3,400	276
	Flowserve Corp.	3,900	272
	Northrop Grumman Corp.	5,918	270
	Rockwell Collins, Inc.	6,400	267
*	Alliant Techsystems, Inc.	3,144	259
	Equifax, Inc.	9,900	258
	Caterpillar, Inc.	7,700	254
	Bucyrus International, Inc.	8,800	251
	SPX Corp.	5,007	245
	Valmont Industries, Inc.	3,400	245
	Copa Holdings SA Class A	6,000	245
*	Covanta Holding Corp.	14,400	244
	Landstar System, Inc.	6,625	238
	Lennox International Inc.	7,400	238
*	WESCO International, Inc.	9,400	235
	IDEX Corp.	9,500	233
*	Gardner Denver Inc.	8,947	225
	Textron, Inc.	22,900	221
	The Toro Co.	7,000	209
*	Aecom Technology Corp.	6,300	202

	The Brink’s Co.	6,833	198
*	UTI Worldwide, Inc.	17,100	195
	Robert Half International, Inc.	8,200	194
	MSC Industrial
	Direct Co., Inc. Class A	5,400	192
*	Terex Corp.	15,137	183
	Manpower Inc.	4,300	182
	Deere & Co.	4,400	176
	Pentair, Inc.	6,800	174
*	Armstrong Worldwide
	Industries, Inc.	10,500	173
	The Manitowoc Co., Inc.	32,100	169
*	USG Corp.	15,100	152
	Con-way, Inc.	4,000	141
*	Thomas & Betts Corp.	3,800	110
	Cintas Corp.	4,550	104
*	Spirit Aerosystems
	Holdings Inc.	5,400	74
*	AGCO Corp.	1,500	44
	Ryder System, Inc.	1,400	39
*	Kirby Corp.	1,200	38
*	Owens Corning Inc.	2,500	32
*	Corrections Corp. of America	1,800	31
	Norfolk Southern Corp.	800	30
	PACCAR, Inc.	900	29
	Pall Corp.	400	11
	Waste Management, Inc.	101	3
			29,587
Information Technology (8.9%)
	Microsoft Corp.	258,300	6,140
	International Business
	Machines Corp.	42,247	4,411
*	Apple Inc.	30,338	4,321
*	Cisco Systems, Inc.	197,600	3,683
*	Google Inc.	8,260	3,482
	Hewlett-Packard Co.	82,712	3,197
	Intel Corp.	177,700	2,941
	Oracle Corp.	133,200	2,853
	QUALCOMM Inc.	57,300	2,590
	Texas Instruments, Inc.	50,500	1,076
	Visa Inc.	17,000	1,058
*	EMC Corp.	80,100	1,049
	Corning, Inc.	62,900	1,010
	Accenture Ltd.	25,740	861
*	Dell Inc.	61,300	842
*	Yahoo! Inc.	51,000	799
	Motorola, Inc.	105,000	696
	Applied Materials, Inc.	61,251	672
*	eBay Inc.	36,500	625
*	Symantec Corp.	38,462	599
	Western Union Co.	33,414	548
*	Adobe Systems, Inc.	17,000	481
*	Intuit, Inc.	15,800	445
	CA, Inc.	22,630	394
*	Sun Microsystems, Inc.	41,913	386
	Xilinx, Inc.	18,200	372

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	MasterCard, Inc. Class A	2,200	368
*	Fiserv, Inc.	7,625	349
	Amphenol Corp. Class A	10,800	342
*	BMC Software, Inc.	10,100	341
*	Broadcom Corp.	13,350	331
	Fidelity National Information
	Services, Inc.	16,100	321
	Altera Corp.	19,600	319
	KLA-Tencor Corp.	12,500	316
*	Citrix Systems, Inc.	9,200	293
*	Autodesk, Inc.	15,400	292
	Analog Devices, Inc.	11,434	283
	National
	Semiconductor Corp.	22,100	277
	Global Payments Inc.	7,300	274
*	Agilent Technologies, Inc.	13,144	267
*	Tellabs, Inc.	44,600	256
*	NetApp, Inc.	12,912	255
*	Computer Sciences Corp.	5,700	253
	Paychex, Inc.	9,850	248
	FactSet Research
	Systems Inc.	4,900	244
*	Affiliated Computer
	Services, Inc. Class A	5,300	235
*	Ingram Micro, Inc. Class A	12,100	212
*	NVIDIA Corp.	17,900	202
	Microchip Technology, Inc.	8,800	198
*	Teradata Corp.	8,336	195
*	Compuware Corp.	26,600	183
	Automatic Data
	Processing, Inc.	4,900	174
*	Fairchild Semiconductor
	International, Inc.	24,600	172
*	Avnet, Inc.	8,100	170
*	LAM Research Corp.	6,500	169
*	Cadence Design
	Systems, Inc.	23,600	139
	Intersil Corp.	10,800	136
*	DST Systems, Inc.	3,600	133
	Molex, Inc.	8,466	132
*	Atmel Corp.	33,600	125
*	CommScope, Inc.	4,200	110
*	NCR Corp.	8,336	99
*	Synopsys, Inc.	4,800	94
*	Lexmark International, Inc.	4,500	71
*	LSI Corp.	14,400	66
	Harris Corp.	2,100	60
*	Tech Data Corp.	1,400	46
*	Metavante Technologies	1,600	41
*	IAC/InterActiveCorp	2,350	38
*	Integrated Device
	Technology Inc.	6,200	38
*	Convergys Corp.	3,100	29
*	EchoStar Corp.	1,751	28
	AVX Corp.	2,600	26
*	Arrow Electronics, Inc.	700	15
			54,496
Materials (1.8%)
	Monsanto Co.	20,208	1,502
	Newmont Mining Corp.
	(Holding Co.)	20,289	829
	Praxair, Inc.	11,500	817
	Freeport-McMoRan
	Copper & Gold, Inc.
	Class B	13,587	681
	Nucor Corp.	10,400	462
	Ecolab, Inc.	10,800	421
	The Mosaic Co.	9,300	412
	Sigma-Aldrich Corp.	7,900	392
	International Paper Co.	25,100	380
	E.I. du Pont de
	Nemours & Co.	13,700	351
	Ball Corp.	7,428	336
*	Crown Holdings, Inc.	12,800	309
	Airgas, Inc.	7,500	304
	CF Industries Holdings, Inc.	3,900	289
	FMC Corp.	6,100	289
	Celanese Corp. Series A	11,400	271
	Reliance Steel &
	Aluminum Co.	6,800	261
*	Pactiv Corp.	11,700	254
	Ashland, Inc.	8,600	241
	Nalco Holding Co.	13,400	226
	Sealed Air Corp.	11,800	218
	Scotts Miracle-Gro Co.	6,200	217
	Terra Industries, Inc.	8,900	216
	Schnitzer Steel
	Industries, Inc. Class A	3,800	201
*	Owens-Illinois, Inc.	6,700	188
	Dow Chemical Co.	11,600	187
	Martin Marietta
	Materials, Inc.	2,286	180
	Cytec Industries, Inc.	9,100	169
	Titanium Metals Corp.	17,200	158
	Steel Dynamics, Inc.	9,800	144
	Cliffs Natural Resources Inc.	4,000	98
	Albemarle Corp.	2,000	51
	Air Products &
	Chemicals, Inc.	500	32
	Vulcan Materials Co.	334	14
			11,100
Other (0.0%)
1	Miscellaneous Securities		149

Telecommunication Services (1.6%)
	AT&T Inc.	175,166	4,351
	Verizon Communications Inc.	88,200	2,710
*	Sprint Nextel Corp.	128,168	617
*	American Tower Corp.
	Class A	19,200	605
*	Crown Castle
	International Corp.	17,900	430
*	SBA Communications Corp.	11,100	272

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
*	NII Holdings Inc.	11,805	225
*	U.S. Cellular Corp.	4,450	171
*	Leap Wireless
	International, Inc.	5,000	165
	Telephone &
	Data Systems, Inc.	5,800	164
*	Clearwire Corp.	28,900	160
	Telephone &
	Data Systems, Inc.–
	Special Common Shares	3,000	78
			9,948
	Utilities (2.0%)
	Exelon Corp.	25,300	1,296
	FPL Group, Inc.	16,200	921
	PG&E Corp.	15,400	592
	Sempra Energy	11,867	589
	PPL Corp.	16,500	544
	Edison International	16,700	525
	FirstEnergy Corp.	12,800	496
*	AES Corp.	40,700	473
	Southern Co.	14,600	455
*	NRG Energy, Inc.	15,600	405
	Questar Corp.	11,676	363
	EQT Corp.	9,400	328
*	Calpine Corp.	28,700	320
	Allegheny Energy, Inc.	12,211	313
	Wisconsin Energy Corp.	7,500	305
	MDU Resources Group, Inc.	15,450	293
	Energen Corp.	7,300	291
*	Mirant Corp.	18,354	289
	NSTAR	8,800	283
	Dominion Resources, Inc.	8,308	278
	NV Energy Inc.	25,717	277
	CMS Energy Corp.	22,101	267
	National Fuel Gas Co.	7,200	260
	UGI Corp. Holding Co.	10,100	257
	SCANA Corp.	7,800	253
	Northeast Utilities	11,100	248
	Aqua America, Inc.	13,200	236
*	RRI Energy, Inc.	44,900	225
	American
	Water Works Co., Inc.	9,800	187
	Public Service Enterprise
	Group, Inc.	5,564	182
	DPL Inc.	7,800	181
	Duke Energy Corp.	11,692	171
	Ormat Technologies Inc.	4,200	169
	Entergy Corp.	700	54
*	Dynegy, Inc.	2,300	5
			12,331
Total Common Stocks
(Cost $235,926)			293,852

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (51.4%)
Alabama (0.3%)
Huntsville AL Capital Improvement GO	5.000%	9/1/26		2,000	2,094

Alaska (0.3%)
Matanuska-Susitna Borough AK GO	5.500%	3/1/12	(1)	1,695	1,787

Arizona (2.8%)
Arizona Transp. Board Highway Rev.	5.250%	7/1/12	(Prere.)	1,965	2,194
Arizona Transp. Board Highway Rev.	5.250%	7/1/17		2,215	2,413
Glendale AZ Trans. Excise Tax Rev.	5.000%	7/1/23	(1)	4,585	4,770
Phoenix AZ Civic Improvement Corp.
Water System Rev.	5.000%	7/1/21	(1)	500	520
Salt River Project Arizona Agricultural
Improvement & Power Dist. Rev.	5.000%	1/1/28		3,250	3,377
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/24		5,000	4,129
					17,403

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California (3.7%)
ABAG Finance Auth. for Non-Profit Corp.
California (Acacia Creek) VRDO	0.300%	7/1/09		1,000	1,000
California GO	5.250%	10/1/13	(1)	500	534
California GO	6.000%	2/1/16		500	542
California GO	5.500%	4/1/18		1,000	1,035
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	9/1/11	(2)	1,535	1,554
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/14	(2)	3,000	3,230
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/15	(2)	3,000	3,199
California State Econ. Recovery Bonds	5.000%	7/1/15		500	518
California State Econ. Recovery Bonds PUT	5.000%	3/1/10		500	510
California State Econ. Recovery Bonds PUT	5.000%	7/1/10		500	516
Los Angeles CA USD GO	5.000%	7/1/21	(4)	1,825	1,885
Oakland CA Redev. Agency (Central Dist.)	5.000%	9/1/21	(2)	3,000	2,784
Orange County CA Sanitation Dist. COP	5.000%	2/1/29	(4)	2,500	2,509
Univ. of California Rev.	5.000%	5/15/21		500	522
Ventura County CA Community College Dist. GO	0.000%	8/1/27		8,000	2,503
					22,841
Colorado (0.9%)
Colorado Dept. of Transp. Rev.	5.250%	12/15/13	(2)(Prere.)	3,750	4,297
E-470 Public Highway Auth. Colorado Rev.	5.250%	9/1/18	(1)	1,500	1,379
					5,676
Connecticut (0.7%)
Connecticut GO	5.500%	12/15/13		3,000	3,465
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure)	6.500%	10/1/12		500	574
					4,039
Florida (2.1%)
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/16	(2)	3,000	3,220
Florida Dept. of Transp.	6.375%	7/1/11		1,000	1,098
Florida Hurricane Catastrophe Fund
Finance Corp. Rev.	5.000%	7/1/12		3,565	3,694
Florida Turnpike Auth. Rev.	5.250%	7/1/09	(1)	485	485
Florida Turnpike Auth. Rev.	5.250%	7/1/10	(1)	825	828
Seminole County FL Water & Sewer Rev.	5.000%	10/1/23		2,435	2,500
Tampa FL Health System Rev.
(Catholic Healthcare East)	5.000%	11/15/09	(1)	1,000	1,007
					12,832
Georgia (1.6%)
Atlanta GA Airport Fac. Rev.	5.750%	1/1/13	(1)	3,370	3,456
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/27	(4)	500	556
Georgia GO	5.000%	4/1/12		500	552
Georgia GO	5.000%	10/1/13		500	567
Georgia GO	5.000%	5/1/16		500	576
Georgia GO	5.000%	7/1/16		500	577
Georgia Muni. Electric Power Auth. Rev.	6.250%	1/1/12	(1)	3,000	3,253
Georgia Road & Tollway Auth. Rev. GAN	5.000%	6/1/14		500	558
					10,095

Tax-Managed Balanced Fund

				Face	Market
	Maturity			Amount	Value•
	Coupon	Date		($000)	($000)
Hawaii (1.4%)
Hawaii GO	5.875%	10/1/10	(1)(Prere.)	1,870	1,989
Hawaii GO	5.000%	3/1/26	(4)	500	520
Honolulu HI City & County GO	5.000%	7/1/19	(4)	2,000	2,185
Honolulu HI City & County GO	5.000%	7/1/20	(4)	3,205	3,461
Univ. of Hawaii Rev.	5.000%	10/1/27		500	507
					8,662
Illinois (1.2%)
Chicago IL (City Colleges Improvement) GO	0.000%	1/1/12	(1)	2,380	2,254
Chicago IL Board of Educ. GO	5.250%	12/1/24	(4)	500	525
Illinois Sales Tax Rev.	0.000%	12/15/16	(2)	5,000	3,808
Illinois State Tollway Highway Auth.
Toll Highway Rev.	5.000%	1/1/25	(4)	500	515
					7,102
Indiana (1.3%)
Indiana Health Fac. Auth. Finance Auth. Rev.
(Clarian Health Obligation Group)	5.000%	2/15/25		3,290	3,015
Indiana Muni. Power Agency Rev.	5.250%	1/1/15	(1)	4,440	4,673
Indiana Transp. Finance Auth. Highway Rev.	5.000%	12/1/12	(1)	500	553
					8,241
Kansas (0.5%)
Kansas Dept. of Transp. Highway Rev.	5.000%	9/1/22		500	545
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/16		1,250	1,332
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/17		1,000	1,056
					2,933
Louisiana (0.3%)
Louisiana GO	5.000%	5/1/23	(4)	500	513
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.000%	5/15/16		1,260	1,223
					1,736
Maryland (1.0%)
Baltimore MD Consolidated Public
Improvement GO	5.000%	10/15/18	(2)	1,365	1,483
Baltimore MD Consolidated Public
Improvement GO	5.000%	10/15/19	(2)	2,185	2,358
Maryland GO	5.000%	2/15/13		1,000	1,119
Maryland GO	5.000%	8/1/17		500	559
Maryland Transp. Auth. Rev.	5.000%	7/1/15	(4)	750	838
					6,357
Massachusetts (3.1%)
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/26	(1)	1,500	1,710
Massachusetts GO	6.000%	11/1/11		1,210	1,338
Massachusetts GO	5.500%	11/1/13	(1)	2,000	2,289
Massachusetts GO	5.000%	3/1/25		1,000	1,064
Massachusetts GO	5.000%	3/1/26		1,000	1,056
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caregroup)	5.000%	7/1/28		2,000	1,785
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)	6.500%	7/1/12		1,880	1,930
Massachusetts Health & Educ. Fac. Auth. Rev.
(Museum of Fine Arts) VRDO	0.270%	7/1/09		545	545

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Massachusetts Housing Finance Agency
Housing Rev. VRDO	0.750%	7/8/09	(4)	3,100	3,100
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/21		1,805	2,093
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/21	(2)	2,135	2,311
					19,221
Michigan (1.5%)
Mason MI Public School Dist.
(School Building & Site) GO	5.250%	5/1/17	(4)	1,850	2,047
Michigan Hosp. Finance Auth. Rev.
(Ascension Health) PUT	5.000%	11/1/12		4,735	5,004
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)	5.875%	10/1/10	(Prere.)	2,110	2,270
					9,321
Minnesota (0.1%)
Minnesota GO	5.000%	11/1/14		500	572

Mississippi (0.5%)
Mississippi GO	5.500%	12/1/18		2,750	3,188

Missouri (1.9%)
Curators of the Univ. of Missouri System Fac. Rev.	5.000%	11/1/26		4,410	4,557
Missouri Health & Educ. Fac. Auth.
(Washington Univ.)	6.000%	3/1/10	(Prere.)	4,000	4,190
Missouri Health & Educ. Fac. Auth.
Health Fac. Rev.
(St. Luke’s Episcopal–Presbyterian Hosp.)	5.500%	12/1/15	(4)	2,965	3,082
					11,829
Nevada (0.9%)
Clark County NV School Dist. GO	5.000%	6/15/18		5,190	5,351

New Jersey (2.4%)
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/14		500	539
New Jersey Econ. Dev. Auth. Rev.
(School Fac.) PUT	5.000%	9/1/14	(4)	500	541
New Jersey GO	5.250%	7/15/15	(2)	500	570
New Jersey Health Care Fac. Financing Auth.
Rev. (Meridian Health Systems) VRDO	0.300%	7/2/09	LOC	2,000	2,000
New Jersey Transp. Corp. COP	5.500%	9/15/11	(2)	3,000	3,177
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11	(1)(Prere.)	625	699
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11	(1)(Prere.)	330	369
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11	(1)(Prere.)	1,440	1,611
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/20	(1)	4,000	4,283
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/26	(2)	2,000	708
					14,497
New Mexico (0.1%)
New Mexico Finance Auth. Transp. Rev.	5.000%	6/15/13	(2)	500	554

New York (8.4%)
Erie County NY GO	6.125%	1/15/11	(1)	610	642
Long Island NY Power Auth. Electric System Rev.	5.500%	12/1/11	(2)	3,000	3,235
Long Island NY Power Auth. Electric System Rev.	5.500%	12/1/12	(4)(ETM)	2,000	2,265

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax)	6.125%	4/1/10	(3)(Prere.)	2,110	2,199
Metro. New York Transp. Auth. Rev.
(Service Contract)	5.500%	7/1/15		500	552
New York City NY GO	5.250%	8/1/11		500	535
New York City NY GO	5.250%	8/1/13		500	550
New York City NY GO	5.750%	8/1/13		500	546
New York City NY GO	5.000%	1/1/14		500	543
New York City NY GO	5.000%	8/1/19		500	522
New York City NY GO	5.250%	8/15/24		500	517
New York City NY GO	5.625%	4/1/29		840	885
New York City NY GO VRDO	0.350%	7/1/09	(4)	1,200	1,200
New York City NY Housing Dev. Corp.
Multi-Family Rev.	5.000%	5/1/12		500	520
New York City NY IDA (Yankee Stadium)	0.000%	3/1/35	(12)	1,000	204
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.375%	6/15/19		500	530
New York City NY Sales Tax Asset Receivable Corp.	5.000%	10/15/26	(1)	500	517
New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/13		2,000	2,199
New York City NY Transitional Finance Auth. Rev.	5.250%	8/1/18	(2)	500	530
New York City NY Transitional Finance Auth. Rev.	5.125%	1/15/29		1,070	1,069
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/30		500	495
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/32		500	489
New York City NY Transitional Finance Auth. Rev.	4.750%	1/15/38		500	454
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	3/15/28		500	509
New York State Dormitory Auth. Rev.
(Vassar Brothers Hosp.)	5.100%	7/1/10	(4)	1,500	1,520
New York State Dormitory Auth. Rev. Non State
Supported Debt (Mount Sinai School of
Medicine of New York Univ.)	5.000%	7/1/23	(1)	4,000	4,050
New York State Dormitory Auth. Rev. Non State
Supported Debt (Mount Sinai School of
Medicine of New York Univ.)	5.000%	7/1/24	(1)	3,800	3,835
New York State Thruway Auth. Rev.	5.000%	1/1/20	(1)	500	531
New York State Thruway Auth. Rev.	5.000%	1/1/21	(1)	8,490	8,934
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.000%	4/1/13		500	550
New York State Thruway Auth. Rev.
(Service Contract)	5.500%	4/1/14		4,000	4,313
New York State Urban Dev. Corp. Rev.	5.000%	1/1/15		500	540
New York State Urban Dev. Corp. Rev.
(Personal Income Tax)	5.000%	12/15/25		2,500	2,584
New York State Urban Dev. Corp. Rev.
(Personal Income Tax) GO	5.500%	3/15/22	(1)	2,030	2,327
Triborough Bridge & Tunnel Auth. New York Rev.	5.000%	11/15/25		500	515
					51,406
North Carolina (0.8%)
North Carolina Eastern Muni. Power Agency Rev.	5.125%	1/1/14		2,400	2,504
North Carolina Infrastructure Financial Corp. COP
Capital Improvements	5.000%	2/1/21	(4)	2,000	2,093
					4,597

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Ohio (2.4%)
Allen County OH Hosp. Fac. Rev.
(Catholic Healthcare) VRDO	0.250%	7/1/09	LOC	800	800
Buckeye OH Tobacco Settlement
Financing Corp. Rev.	5.125%	6/1/24		1,440	1,159
Cleveland OH Public Power System Rev.	5.000%	11/15/20	(1)	5,000	5,143
Cuyahoga County OH Hosp. Rev.
(Cleveland Clinic Foundation) VRDO	0.180%	7/1/09		200	200
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.625%	9/1/13	(1)	1,775	1,784
Ohio Common Schools GO VRDO	0.170%	7/8/09		300	300
Ohio State Conservation Projects GO	5.000%	3/1/17		1,885	2,060
Ohio Water Dev. Auth. PCR	5.000%	6/1/17		3,000	3,320
					14,766
Pennsylvania (1.3%)
Commonwealth Financing Auth. Pennsylvania Rev.	5.000%	6/1/25	(1)	500	506
Pennsylvania GO	5.000%	9/1/14	(4)	500	566
Pennsylvania GO	5.250%	7/1/15		500	574
Pennsylvania GO	5.375%	7/1/21		500	578
Pennsylvania Turnpike Comm.
Oil Franchise Tax Rev.	5.250%	12/1/09	(2)	195	198
Pennsylvania Turnpike Comm.
Oil Franchise Tax Rev.	5.250%	12/1/09	(2)(ETM)	420	426
Pennsylvania Turnpike Comm.
Oil Franchise Tax Rev.	5.250%	12/1/11	(2)	30	31
Pennsylvania Turnpike Comm.
Oil Franchise Tax Rev.	5.250%	12/1/11	(2)(ETM)	310	314
Philadelphia PA School Dist. GO	5.000%	8/1/20	(2)	3,500	3,562
Philadelphia PA Water & Waste Water Rev.	6.250%	8/1/09	(1)	1,000	1,004
					7,759
Puerto Rico (1.0%)
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/14	(3)	2,425	2,408
Puerto Rico Public Finance Corp.	6.000%	8/1/26	(4)(ETM)	3,000	3,541
					5,949
South Carolina (1.4%)
Piedmont SC Muni. Power Agency Rev.	0.000%	1/1/24	(1)	1,600	676
South Carolina Jobs Econ. Dev. Auth.
Hosp. Facs. Rev. (Palmetto Health)	5.250%	8/1/24	(4)	1,700	1,739
South Carolina Transp. Infrastructure Rev.	5.250%	10/1/13	(2)	5,700	6,215
					8,630
Tennessee (1.1%)
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/16		7,500	6,978

Texas (3.5%)
Austin TX Water & Wastewater System Rev.	5.750%	5/15/10	(1)(Prere.)	2,200	2,302
North Harris County TX Regional Water Auth. Rev.	5.125%	12/15/25		3,000	3,062
San Antonio TX Electric & Gas Rev.	5.000%	2/1/21		3,405	3,589
San Antonio TX Muni. Drain Util. System Rev.	5.250%	2/1/27	(1)	3,635	3,743
San Antonio TX Water Rev.	6.500%	5/15/10	(1)(ETM)	25	25
Southwest Texas Higher Educ. Auth. Inc. Rev.
(Southern Methodist Univ.)	5.000%	10/1/16	(2)	2,260	2,523

Texas A & M Univ. Rev. Financing System	5.000%	5/15/26	2,000	2,120

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Texas GO Public Finance Auth.	5.500%	10/1/12		500	543
Texas Muni. Power Agency Rev.	0.000%	9/1/15	(1)	3,000	2,298
Texas State Transp. Comm. First Tier	4.750%	4/1/24		500	513
Texas State Transp. Comm. First Tier	5.000%	4/1/26		500	520
Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/28		500	508
					21,746
Virginia (1.3%)
Virginia Public Building Auth. Rev.	5.000%	8/1/24		1,090	1,170
Virginia Public School Auth. Rev.	5.000%	8/1/13		4,000	4,494
Virginia Public School Auth. Rev.	5.000%	8/1/20		2,000	2,213
					7,877
Washington (0.8%)
Energy Northwest Washington Electric
Refunding Rev. (Project No. 1)	5.250%	7/1/16		500	561
Port of Seattle WA Rev.	5.000%	3/1/20	(1)	3,000	3,069
Washington GO	5.700%	10/1/15	(4)	500	553
Washington GO	0.000%	6/1/20	(1)	500	307
Washington GO	5.000%	7/1/21	(4)	500	533
					5,023
Wisconsin (0.8%)
Wisconsin GO	5.750%	5/1/11	(Prere.)	1,340	1,456
Wisconsin GO	5.750%	5/1/11	(Prere.)	1,355	1,472
Wisconsin GO	5.000%	5/1/22		1,560	1,656
					4,584
Total Tax-Exempt Municipal Bonds (Cost $313,239)					315,646
Total Investments (99.3%) (Cost $549,165)					609,498
Other Assets and Liabilities (0.7%)
Other Assets					9,646
Liabilities					(5,339)
					4,307
Net Assets (100%)
Applicable to 36,450,693 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)					613,805
Net Asset Value Per Share					$16.84

At June 30, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	606,539
Overdistributed Net Investment Income	(875)
Accumulated Net Realized Losses	(52,192)
Unrealized Appreciation (Depreciation)	60,333
Net Assets	613,805

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

1  Securities representing up to 5% of the market value of unaffiliated securities are permitted to be combined and reported as “miscellaneous securities,” provided that they have been held for less than one year and not previously reported by name. REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements. A key to abbreviations and other references follows the Statement of Net Assets.

Tax-Managed Balanced Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

IDA—Industrial Development Authority Bond.

IDR—Industrial Development Revenue Bond.

PCR—Pollution Control Revenue Bond.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

UFSD—Union Free School District.

USD—United School District.

VRDO—Variable Rate Demand Obligation.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Insurance Association).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) FSA (Financial Security Assurance).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) Assured Guaranty Corp.

(13) National Indemnity Co. (Berkshire Hathaway).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Tax-Managed Balanced Fund

Statement of Operations

Six Months Ended
June 30, 2009
($000)
Investment Income
Income
Dividends	2,897
Interest	6,367
Total Income	9,264
Expenses
The Vanguard Group—Note B
Investment Advisory Services	47
Management and Administrative	299
Marketing and Distribution	76
Custodian Fees	4
Shareholders’ Reports and Proxies	9
Total Expenses	435
Net Investment Income	8,829
Realized Net Gain (Loss) on Investment Securities Sold	(14,433)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	37,017
Net Increase (Decrease) in Net Assets Resulting from Operations	31,413

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	8,829	20,278
Realized Net Gain (Loss)	(14,433)	(21,093)
Change in Unrealized Appreciation (Depreciation)	37,017	(133,875)
Net Increase (Decrease) in Net Assets Resulting from Operations	31,413	(134,690)
Distributions
Net Investment Income	(8,605)	(20,382)
Realized Capital Gain	—	—
Total Distributions	(8,605)	(20,382)
Capital Share Transactions
Issued	25,485	74,123
Issued in Lieu of Cash Distributions	7,228	17,178
Redeemed[1]	(28,995)	(70,789)
Net Increase (Decrease) from Capital Share Transactions	3,718	20,512
Total Increase (Decrease)	26,526	(134,560)
Net Assets
Beginning of Period	587,279	721,839
End of Period[2]	613,805	587,279

1  Net of redemption fees for fiscal 2009 and 2008 of $102,000 and $266,000, respectively.

2  Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($875,000) and ($1,099,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$16.19	$20.45	$20.02	$18.88	$18.49	$17.72
Investment Operations
Net Investment Income	.245	.565	.588	.540	.496	.480
Net Realized and Unrealized Gain (Loss)
on Investments	.644	(4.260)	.430	1.150	.380	.770
Total from Investment Operations	.889	(3.695)	1.018	1.690	.876	1.250
Distributions
Dividends from Net Investment Income[1]	(.239)	(.565)	(.588)	(.550)	(.486)	(.480)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.239)	(.565)	(.588)	(.550)	(.486)	(.480)
Net Asset Value, End of Period	$16.84	$16.19	$20.45	$20.02	$18.88	$18.49

Total Return[2]	5.54%	–18.32%	5.11%	9.09%	4.80%	7.16%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$614	$587	$722	$662	$606	$561
Ratio of Total Expenses to
Average Net Assets	0.15%[3]	0.13%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.04%[3]	3.01%	2.86%	2.84%	2.64%	2.70%
Portfolio Turnover Rate	20%[3]	19%	10%	4%	10%	15%

1  For tax purposes, nontaxable dividends represent 69%, 72%, 73%, 74%, 76%, and 73% of dividends from net investment income.

2  Total returns do not reflect the 1% redemption fee on shares held less than five years; the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year; or the account service fee that may be applicable to certain accounts with balances below $10,000.

3  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Notes to Financial Statements

Vanguard Tax-Managed Balanced Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2005–2008) and for the period ended June 30, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3.  Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4.  Other: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily.

Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in-capital.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2009, the fund had contributed capital of $145,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.06% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

Tax-Managed Balanced Fund

The following table summarizes the fund’s investments as of June 30, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	293,852	—	—
Tax-Exempt Municipal Bonds	—	315,646	—
Total	293,852	315,646	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2008, the fund had available realized losses of $36,440,000 to offset future net capital gains of $7,309,000 through December 31, 2010, $9,343,000 through December 31, 2011, $7,026,000 through December 31, 2016, and $12,762,000 through December 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2009, the cost of investment securities for tax purposes was $549,165,000. Net unrealized appreciation of investment securities for tax purposes was $60,333,000, consisting of unrealized gains of $82,404,000 on securities that had risen in value since their purchase and $22,071,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2009, the fund purchased $112,732,000 of investment securities and sold $57,666,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2009	December 31, 2008
	Shares	Shares
	(000)	(000)
Issued	1,573	4,011
Issued in Lieu of Cash Distributions	443	952
Redeemed	(1,830)	(3,987)
Net Increase (Decrease) in Shares Outstanding	186	976

G. In preparing the financial statements as of June 30, 2009, management considered the impact of subsequent events occurring through August 5, 2009, for potential recognition or disclosure in these financial statements.

Tax-Managed Growth and Income Fund

Fund Profile

As of June 30, 2009

Portfolio Characteristics
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	509	500	4,399
Median Market Cap	$39.8B	$39.8B	$24.2B
Price/Earnings Ratio	16.6x	16.6x	18.6x
Price/Book Ratio	2.0x	2.0x	1.9x
Yield[3]		2.4%	2.2%
Investor Shares	2.2%
Admiral Shares	2.3%
Institutional Shares	2.3%
Return on Equity	21.1%	21.1%	19.7%
Earnings Growth Rate	14.2%	14.2%	13.5%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate[4]	8%	—	—
Expense Ratio[5]		—	—
Investor Shares	0.21%
Admiral Shares	0.15%
Institutional Shares	0.09%
Short-Term Reserves	0.1%	—	—

Volatility Measures[6]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	1.00	0.99
Beta	1.00	0.97

Investment Focus

Sector Diversification (% of equity exposure)
		Comparative	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	9.0%	9.0%	9.7%
Consumer Staples	12.0	12.0	10.4
Energy	12.4	12.4	11.8
Financials	13.6	13.6	15.0
Health Care	14.0	14.0	13.6
Industrials	9.8	9.9	10.3
Information Technology	18.4	18.3	18.2
Materials	3.2	3.2	3.6
Telecommunication
Services	3.5	3.5	3.2
Utilities	4.1	4.1	4.2

Ten Largest Holdings[7] (% of total net assets)

ExxonMobil Corp.	integrated oil
	and gas	4.2%
Microsoft Corp.	systems software	2.3
Johnson & Johnson	pharmaceuticals	1.9
The Procter & Gamble Co.	household products	1.9
AT&T Inc.	integrated
	telecommunication
	services	1.8
International Business
Machines Corp.	computer hardware	1.7
JPMorgan Chase & Co.	diversified financial
	services	1.7
Chevron Corp.	integrated oil
	and gas	1.7
Apple Inc.	computer hardware	1.6
General Electric Co.	industrial
	conglomerates	1.5
Top Ten		20.3%

1  S&P 500 Index.

2  Dow Jones U.S. Total Stock Market Index.

3  30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary.

4  Annualized.

5  The expense ratios shown are from the prospectuses dated April 24, 2009, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended June 30, 2009, the annualized expense ratios were 0.21% for Investor Shares, 0.15% for Admiral Shares, and 0.09% for Institutional Shares.

6  For an explanation of R-squared, beta, and other terms used here, see the Glossary.

7  The holdings listed exclude any temporary cash investments and equity index products.

Tax-Managed Growth and Income Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1998–June 30, 2009

Average Annual Total Returns: Periods Ended June 30, 2009

	Inception Date	One Year	Five Years	Ten Years
Tax-Managed Growth and Income Fund
Investor Shares[2]	9/6/1994	–26.21%	–2.29%	–2.23%
Fee-Adjusted Returns[3]		–26.93	–2.29	–2.23
Admiral Shares	11/12/2001	–26.16	–2.24	–0.61[4]
Fee-Adjusted Returns[3]		–26.88	–2.24	–0.61[4]
Institutional Shares	3/4/1999	–26.13	–2.21	–2.14
Fee-Adjusted Returns[3]		–26.85	–2.21	–2.14

1  Six months ended June 30, 2009.

2  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3  Reflective of the 1% fee assessed on redemptions of shares held in the fund for less than five years.

4  Return since inception.

Note: See Financial Highlights tables for dividend and capital gains information.

Tax-Managed Growth and Income Fund

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (9.0%)
	McDonald’s Corp.	255,005	14,660
	The Walt Disney Co.	429,072	10,010
	Home Depot, Inc.	392,392	9,272
	Comcast Corp. Class A	632,990	9,172
	Time Warner Inc.	276,657	6,969
	Target Corp.	174,036	6,869
	Lowe’s Cos., Inc.	341,238	6,624
*	Amazon.com, Inc.	74,421	6,226
	News Corp., Class A	531,844	4,845
	NIKE, Inc. Class B	89,572	4,638
*	Ford Motor Co.	743,437	4,513
	Yum! Brands, Inc.	106,760	3,559
	Staples, Inc.	165,640	3,341
*	Viacom Inc. Class B	140,353	3,186
*	Kohl’s Corp.	70,701	3,023
	TJX Cos., Inc.	95,668	3,010
*	DIRECTV Group, Inc.	121,300	2,997
	Johnson Controls, Inc.	137,227	2,981
	Best Buy Co., Inc.	78,718	2,636
	Carnival Corp.	101,367	2,612
	Time Warner Cable Inc.	81,431	2,579
*	Starbucks Corp.	170,441	2,368
	Omnicom Group Inc.	71,922	2,271
	The McGraw-Hill Cos., Inc.	72,679	2,188
	Coach, Inc.	73,509	1,976
*	Bed Bath & Beyond, Inc.	59,914	1,842
*	Apollo Group, Inc. Class A	24,985	1,777
	The Gap, Inc.	106,410	1,745
	Marriott International, Inc.
	Class A	68,327	1,508
	J.C. Penney Co., Inc.
	(Holding Co.)	51,575	1,481
	H & R Block, Inc.	78,498	1,353
	Mattel, Inc.	83,116	1,334
*	AutoZone Inc.	8,282	1,252
	Genuine Parts Co.	36,718	1,232
	Sherwin-Williams Co.	22,734	1,222
	Fortune Brands, Inc.	34,720	1,206
*	O’Reilly Automotive, Inc.	31,448	1,198
	Macy’s Inc.	97,479	1,146
	VF Corp.	20,402	1,129

	International Game
	Technology	68,278	1,086
	CBS Corp.	155,628	1,077
	Darden Restaurants Inc.	31,511	1,039
	Starwood Hotels &
	Resorts Worldwide, Inc.	43,308	962
	Family Dollar Stores, Inc.	32,276	913
	Harley-Davidson, Inc.	54,427	882
*	GameStop Corp. Class A	37,941	835
*	Sears Holdings Corp.	12,488	831
	Limited Brands, Inc.	62,468	748
	Nordstrom, Inc.	37,036	737
*	Expedia, Inc.	48,526	733
	Tiffany & Co.	28,683	727
	Whirlpool Corp.	16,992	723
	DeVry, Inc.	14,289	715
	Polo Ralph Lauren Corp.	13,135	703
	Hasbro, Inc.	28,605	693
	Newell Rubbermaid, Inc.	63,909	665
*	The Goodyear Tire &
	Rubber Co.	55,543	625
	The Stanley Works	18,166	615
	D. R. Horton, Inc.	64,215	601
	Scripps Networks Interactive	20,761	578
*	Interpublic Group
	of Cos., Inc.	111,089	561
	Leggett & Platt, Inc.	36,481	556
*	Wynn Resorts Ltd.	15,553	549
	Abercrombie & Fitch Co.	20,208	513
	Wyndham Worldwide Corp.	40,996	497
	Washington Post Co.
	Class B	1,388	489
	Comcast Corp. Special
	Class A	33,914	478
	Pulte Homes, Inc.	49,824	440
*	AutoNation, Inc.	24,749	429
	RadioShack Corp.	29,156	407
*	Big Lots Inc.	19,252	405

Tax-Managed Growth and Income Fund

			Market
			Value•
		Shares	($000)
	Black & Decker Corp.	13,986	401
	Snap-On Inc.	13,367	384
	Lennar Corp. Class A	33,169	321
	Harman International
	Industries, Inc.	16,081	302
*	Office Depot, Inc.	64,497	294
	Centex Corp.	28,906	245
	KB Home	17,022	233
	Meredith Corp.	8,325	213
	Gannett Co., Inc.	52,125	186
	Eastman Kodak Co.	62,216	184
	New York Times Co.
	Class A	27,902	154
	CBS Corp. Class A	1,900	13
*	Viacom Inc. Class A	82	2
			166,694
Consumer Staples (12.0%)
	The Procter & Gamble Co.	673,778	34,430
	Wal-Mart Stores, Inc.	515,879	24,989
	The Coca-Cola Co.	460,157	22,083
	PepsiCo, Inc.	359,864	19,778
	Philip Morris
	International Inc.	453,405	19,778
	CVS Caremark Corp.	336,379	10,720
	Kraft Foods Inc.	340,543	8,629
	Colgate-Palmolive Co.	115,448	8,167
	Altria Group, Inc.	478,141	7,837
	Walgreen Co.	229,294	6,741
	Kimberly-Clark Corp.	95,832	5,024
	Costco Wholesale Corp.	100,202	4,579
	General Mills, Inc.	75,955	4,255
	Archer-Daniels-Midland Co.	148,514	3,976
	The Kroger Co.	151,047	3,331
	Sysco Corp.	136,355	3,065
	Kellogg Co.	58,373	2,718
	Lorillard, Inc.	38,906	2,637
	H.J. Heinz Co.	72,923	2,603
	Avon Products, Inc.	98,721	2,545
	Safeway, Inc.	98,575	2,008
	ConAgra Foods, Inc.	103,457	1,972
	The Clorox Co.	32,258	1,801
	Sara Lee Corp.	160,958	1,571
	Reynolds American Inc.	39,200	1,514
	Molson Coors Brewing Co.
	Class B	34,450	1,458
	The Hershey Co.	38,435	1,384
	Campbell Soup Co.	46,222	1,360
	J.M. Smucker Co.	27,358	1,331
*	Dr. Pepper Snapple
	Group, Inc.	58,814	1,246
	Coca-Cola Enterprises, Inc.	73,560	1,225
	The Pepsi Bottling
	Group, Inc.	31,486	1,066
	McCormick & Co., Inc.	29,943	974
Brown-Forman Corp.
Class B		22,630	973

	Tyson Foods, Inc.	69,851	881
	The Estee Lauder Cos. Inc.
	Class A	26,937	880
*	Dean Foods Co.	40,700	781
	SUPERVALU Inc.	48,846	633
	Whole Foods Market, Inc.	32,756	622
*	Constellation Brands, Inc.
	Class A	45,295	574
	Hormel Foods Corp.	16,100	556
			222,695
Energy (12.4%)
	ExxonMobil Corp.	1,127,991	78,858
	Chevron Corp.	463,408	30,701
	Schlumberger Ltd.	276,512	14,962
	ConocoPhillips Co.	342,422	14,402
	Occidental Petroleum Corp.	187,480	12,338
	Apache Corp.	77,570	5,597
	Devon Energy Corp.	102,606	5,592
	Anadarko Petroleum Corp.	115,286	5,233
	XTO Energy, Inc.	133,938	5,108
	Marathon Oil Corp.	163,478	4,925
	Halliburton Co.	207,528	4,296
	EOG Resources, Inc.	57,761	3,923
	Hess Corp.	65,751	3,534
*	National Oilwell Varco Inc.	96,493	3,151
*	Southwestern Energy Co.	79,600	3,092
	Baker Hughes Inc.	71,710	2,613
	Chesapeake Energy Corp.	130,491	2,588
	Spectra Energy Corp.	149,236	2,525
	Murphy Oil Corp.	44,156	2,398
	Noble Energy, Inc.	40,055	2,362
	Valero Energy Corp.	128,960	2,178
	Williams Cos., Inc.	134,035	2,092
	Peabody Energy Corp.	61,980	1,869
	Range Resources Corp.	36,336	1,505
	El Paso Corp.	161,720	1,493
*	Cameron
	International Corp.	50,100	1,418
	CONSOL Energy, Inc.	41,719	1,417
	Diamond Offshore
	Drilling, Inc.	16,051	1,333
	Smith International, Inc.	50,786	1,308
	ENSCO International, Inc.	32,800	1,144
*	FMC Technologies Inc.	28,558	1,073
*	Nabors Industries, Inc.	65,702	1,024
	BJ Services Co.	67,560	921
*	Denbury Resources, Inc.	57,893	853
	Cabot Oil & Gas Corp.	24,089	738
	Pioneer Natural
	Resources Co.	26,370	672
	Sunoco, Inc.	27,288	633
	Rowan Cos., Inc.	26,286	508

Tax-Managed Growth and Income Fund

			Market
			Value•
		Shares	($000)
	Tesoro Corp.	32,334	412
	Massey Energy Co.	19,584	383
			231,172
Financials (13.5%)
	JPMorgan Chase & Co.	901,790	30,760
	Wells Fargo & Co.	1,076,300	26,111
	Bank of America Corp.	1,869,528	24,678
	The Goldman Sachs
	Group, Inc.	116,376	17,158
	Morgan Stanley	312,614	8,913
	Bank of New York
	Mellon Corp.	276,347	8,100
	U.S. Bancorp	438,976	7,866
	American Express Co.	274,494	6,379
	MetLife, Inc.	189,218	5,678
	The Travelers Cos., Inc.	135,246	5,550
	State Street Corp.	114,060	5,384
	CME Group, Inc.	15,331	4,770
	PNC Financial
	Services Group	106,287	4,125
	Prudential Financial, Inc.	106,941	3,980
	Charles Schwab Corp.	217,114	3,808
	AFLAC Inc.	107,949	3,356
	BB&T Corp.	149,848	3,294
	Simon Property
	Group, Inc. REIT	63,630	3,272
	The Chubb Corp.	81,417	3,247
	The Allstate Corp.	123,982	3,025
	Northern Trust Corp.	55,648	2,987
	Franklin Resources, Inc.	34,826	2,508
	T. Rowe Price Group Inc.	59,080	2,462
	Marsh &
	McLennan Cos., Inc.	121,050	2,437
	Aon Corp.	64,129	2,428
*	Progressive Corp. of Ohio	156,693	2,368
	Loews Corp.	83,383	2,285
	Capital One Financial Corp.	103,986	2,275
	Citigroup Inc.	700,898	2,082
*	Intercontinental-
	Exchange Inc.	16,834	1,923
	Public Storage, Inc. REIT	29,053	1,902
	SunTrust Banks, Inc.	107,199	1,763
	Invesco, Ltd.	95,286	1,698
	Vornado Realty Trust REIT	36,770	1,656
	NYSE Euronext	59,897	1,632
	Hudson City Bancorp, Inc.	120,300	1,599
	Boston Properties, Inc.
	REIT	32,103	1,531
	Ameriprise Financial, Inc.	59,142	1,435
	Equity Residential REIT	63,155	1,404
	The Principal Financial
	Group, Inc.	71,918	1,355
	HCP , Inc. REIT	63,046	1,336
	Unum Group	76,920	1,220

	People’s United
	Financial Inc.	80,812	1,215
	Fifth Third Bancorp	170,239	1,209
	Lincoln National Corp.	68,725	1,183
	Moody’s Corp.	44,360	1,169
	Host Hotels &
	Resorts Inc. REIT	139,248	1,168
	Discover Financial Services	111,288	1,143
	Plum Creek Timber Co. Inc.
	REIT	37,635	1,121
*	SLM Corp.	107,804	1,107
	Ventas, Inc. REIT	36,408	1,087
	Regions Financial Corp.	267,513	1,081
	Avalonbay
	Communities, Inc. REIT	18,503	1,035
	M & T Bank Corp.	19,019	969
	XL Capital Ltd. Class A	79,220	908
	The Hartford Financial
	Services Group Inc.	75,524	896
*	Leucadia National Corp.	41,794	881
	Health Care Inc. REIT	25,772	879
	KeyCorp	163,940	859
	Cincinnati Financial Corp.	37,495	838
	ProLogis REIT	102,818	829
	Legg Mason Inc.	33,167	809
	Kimco Realty Corp. REIT	75,023	754
	Comerica, Inc.	35,213	745
	American International
	Group, Inc.	623,854	724
	Torchmark Corp.	19,046	705
	Genworth Financial Inc.	100,226	701
*	Nasdaq OMX Group, Inc.	31,835	678
	Assurant, Inc.	27,009	651
	First Horizon National Corp.	50,072	601
	Huntington Bancshares Inc.	125,923	526
*	CB Richard Ellis Group, Inc.	54,821	513
	Federated Investors, Inc.	20,495	494
	Janus Capital Group Inc.	36,389	415
	Marshall & Ilsley Corp.	81,808	393
	Zions Bancorp	26,833	310
*	E*TRADE Financial Corp.	230,185	295
	Apartment Investment &
	Management Co.
	Class A REIT	26,792	237
	CIT Group Inc.	89,782	193
*	MBIA, Inc.	40,085	174
			251,235
Health Care (14.0%)
	Johnson & Johnson	636,937	36,178
	Pfizer Inc. 1	,559,867	23,398
	Abbott Laboratories	357,187	16,802
	Wyeth	308,247	13,991
	Merck & Co., Inc.	487,377	13,627
*	Amgen Inc.	234,023	12,389
*	Gilead Sciences, Inc.	209,460	9,811

Tax-Managed Growth and Income Fund

			Market
			Value•
		Shares	($000)
	Schering-Plough Corp.	376,429	9,456
	Bristol-Myers Squibb Co.	458,249	9,307
	Medtronic, Inc.	258,414	9,016
	Eli Lilly & Co.	233,847	8,100
	Baxter International, Inc.	139,808	7,404
	UnitedHealth Group Inc.	274,921	6,868
*	WellPoint Inc.	111,888	5,694
*	Medco Health
	Solutions, Inc.	111,602	5,090
*	Celgene Corp.	106,379	5,089
*	Express Scripts Inc.	62,686	4,310
	Becton, Dickinson & Co.	55,472	3,956
*	Thermo Fisher
	Scientific, Inc.	96,794	3,946
*	Boston Scientific Corp.	348,034	3,529
*	Genzyme Corp.	62,420	3,475
	Allergan, Inc.	71,098	3,383
*	St. Jude Medical, Inc.	80,105	3,292
*	Biogen Idec Inc.	66,808	3,016
	McKesson Corp.	62,805	2,763
	Aetna Inc.	103,448	2,591
	Cardinal Health, Inc.	83,159	2,541
	Stryker Corp.	55,098	2,190
*	Zimmer Holdings, Inc.	49,728	2,118
	Quest Diagnostics, Inc.	34,754	1,961
*	Forest Laboratories, Inc.	69,517	1,746
	C.R. Bard, Inc.	23,014	1,713
*	Laboratory Corp. of
	America Holdings	25,000	1,695
*	Life Technologies Corp.	40,419	1,686
	CIGNA Corp.	63,110	1,520
*	Intuitive Surgical, Inc.	8,759	1,434
*	Hospira, Inc.	36,994	1,425
*	Humana Inc.	39,059	1,260
	AmerisourceBergen Corp.	69,844	1,239
*	DaVita, Inc.	23,991	1,187
*	Waters Corp.	22,258	1,146
	DENTSPLY
	International Inc.	34,453	1,052
*	Varian Medical
	Systems, Inc.	28,749	1,010
*	Cephalon, Inc.	16,992	963
*	Mylan Inc.	70,519	920
*	Millipore Corp.	12,874	904
*	Watson
	Pharmaceuticals, Inc.	24,077	811
*	Coventry Health Care Inc.	34,280	641
*	King Pharmaceuticals, Inc.	57,432	553
	IMS Health, Inc.	42,504	540
	PerkinElmer, Inc.	26,837	467
*	Patterson Companies, Inc.	21,040	457
*	Tenet Healthcare Corp.	96,817	273
			259,933
Industrials (9.8%)
	General Electric Co.	2,448,023	28,691
	United Parcel Service, Inc.	229,877	11,492

	United Technologies Corp.	217,859	11,320
	3M Co.	160,483	9,645
	The Boeing Co.	167,923	7,137
	Lockheed Martin Corp.	75,414	6,082
	Union Pacific Corp.	116,620	6,071
	Emerson Electric Co.	173,560	5,623
	Honeywell
	International Inc.	171,914	5,398
	General Dynamics Corp.	89,022	4,931
	Burlington Northern
	Santa Fe Corp.	64,284	4,728
	Caterpillar, Inc.	139,083	4,595
	FedEx Corp.	72,097	4,010
	Raytheon Co.	88,955	3,952
	Deere & Co.	97,800	3,907
	Danaher Corp.	59,046	3,646
	Northrop Grumman Corp.	74,854	3,419
	Illinois Tool Works, Inc.	88,939	3,321
	Norfolk Southern Corp.	85,024	3,203
	Waste Management, Inc.	113,630	3,200
	CSX Corp.	90,546	3,136
	PACCAR, Inc.	83,999	2,731
	Precision Castparts Corp.	32,403	2,366
	Fluor Corp.	41,608	2,134
	C.H. Robinson
	Worldwide Inc.	39,122	2,040
	ITT Industries, Inc.	42,202	1,878
	L-3 Communications
	Holdings, Inc.	26,897	1,866
	Republic Services, Inc.
	Class A	74,636	1,822
	Eaton Corp.	38,259	1,707
	Cummins Inc.	46,684	1,644
	Expeditors International of
	Washington, Inc.	49,120	1,638
	Parker Hannifin Corp.	37,120	1,595
	Rockwell Collins, Inc.	36,692	1,531
	Dover Corp.	43,106	1,426
	Goodrich Corp.	28,478	1,423
*	Jacobs Engineering
	Group Inc.	28,385	1,195
*	Iron Mountain, Inc.	41,555	1,195
	Cooper Industries, Inc.
	Class A	38,466	1,194
	W.W. Grainger, Inc.	14,403	1,179
	Southwest Airlines Co.	171,686	1,156
	Rockwell Automation, Inc.	32,633	1,048
	Pitney Bowes, Inc.	47,701	1,046
*	Quanta Services, Inc.	45,049	1,042
*	Stericycle, Inc.	19,474	1,004
	The Dun &
	Bradstreet Corp.	12,339	1,002
	Fastenal Co.	29,941	993
	Flowserve Corp.	12,868	898
	Robert Half
	International, Inc.	35,001	827

Tax-Managed Growth and Income Fund

			Market
			Value•
		Shares	($000)
	Masco Corp.	83,219	797
	Equifax, Inc.	29,087	759
	Pall Corp.	27,195	722
	Cintas Corp.	30,602	699
	Avery Dennison Corp.	26,087	670
	Textron, Inc.	60,808	587
	R.R. Donnelley & Sons Co.	47,708	554
	Ryder System, Inc.	12,904	360
*	Monster Worldwide Inc.	29,482	348
	The Manitowoc Co., Inc.	31,000	163
	Ingersoll-Rand Co.	2,767	58
*	Raytheon Co.
	Warrants Exp. 6/16/11	2,287	22
			182,826
Information Technology (18.4%)
	Microsoft Corp.	1,769,276	42,056
	International Business
	Machines Corp.	305,414	31,891
*	Apple Inc.	206,209	29,370
*	Cisco Systems, Inc.	1,333,382	24,854
*	Google Inc.	55,507	23,401
	Intel Corp.	1,291,045	21,367
	Hewlett-Packard Co.	551,605	21,320
	Oracle Corp.	875,455	18,752
	QUALCOMM Inc.	382,542	17,291
	Texas Instruments, Inc.	294,352	6,270
*	EMC Corp.	465,601	6,099
	Corning, Inc.	359,483	5,773
*	Dell Inc.	401,912	5,518
*	Yahoo! Inc.	322,400	5,049
*	eBay Inc.	250,000	4,283
	Automatic Data
	Processing, Inc.	116,103	4,115
	Motorola, Inc.	530,809	3,519
*	Adobe Systems, Inc.	121,090	3,427
	Applied Materials, Inc.	307,755	3,376
*	Symantec Corp.	189,355	2,946
*	Juniper Networks, Inc.	121,189	2,860
	MasterCard, Inc. Class A	16,773	2,806
	Western Union Co.	162,322	2,662
*	Broadcom Corp.	98,645	2,445
*	Intuit, Inc.	74,444	2,096
	Paychex, Inc.	74,275	1,872
*	Cognizant Technology
	Solutions Corp.	67,710	1,808
	Analog Devices, Inc.	67,117	1,663
*	Fiserv, Inc.	35,991	1,645
*	Electronic Arts Inc.	74,555	1,619
*	Agilent Technologies, Inc.	79,447	1,614
	CA, Inc.	91,535	1,595
*	Sun Microsystems, Inc.	172,407	1,590
*	Computer Sciences Corp.	35,114	1,556
*	NetApp, Inc.	76,618	1,511
*	McAfee Inc.	35,700	1,506
*	BMC Software, Inc.	42,685	1,442
*	NVIDIA Corp.	126,481	1,428

*	Citrix Systems, Inc.	41,900	1,336
	Xerox Corp.	200,735	1,301
	Xilinx, Inc.	63,486	1,299
	Amphenol Corp. Class A	39,703	1,256
*	Western Digital Corp.	46,112	1,222
	Linear Technology Corp.	51,397	1,200
	Altera Corp.	67,591	1,100
*	Affiliated Computer
	Services, Inc. Class A	22,500	999
	KLA-Tencor Corp.	39,459	996
*	Micron Technology, Inc.	196,109	992
*	Autodesk, Inc.	52,233	991
	Microchip Technology, Inc.	42,039	948
*	salesforce.com, inc.	24,533	936
*	Teradata Corp.	39,779	932
*	MEMC Electronic
	Materials, Inc.	51,904	924
	Fidelity National Information
	Services, Inc.	44,401	886
	Harris Corp.	30,600	868
*	VeriSign, Inc.	44,831	829
*	FLIR Systems, Inc.	34,996	790
*	SanDisk Corp.	52,185	767
*	Akamai Technologies, Inc.	39,573	759
*	LSI Corp.	150,952	688
	Total System Services, Inc.	46,044	617
	National
	Semiconductor Corp.	45,216	568
*	Tellabs, Inc.	91,115	522
*	Advanced Micro
	Devices, Inc.	130,445	505
	Molex, Inc.	32,122	500
*	Compuware Corp.	56,676	389
*	Novellus Systems, Inc.	22,548	377
	Jabil Circuit, Inc.	49,520	367
*	Novell, Inc.	80,781	366
*	QLogic Corp.	27,280	346
*	Tyco Electronics Ltd.	18,487	344
*	Lexmark International, Inc.	18,108	287
*	JDS Uniphase Corp.	50,091	287
*	Teradyne, Inc.	40,200	276
*	Convergys Corp.	28,600	265
*	Ciena Corp.	20,565	213
			342,643
Materials (3.2%)
	Monsanto Co.	126,139	9,377
	E.I. du Pont de
	Nemours & Co.	208,731	5,348
	Praxair, Inc.	71,084	5,052
	Freeport-McMoRan
	Copper & Gold, Inc.
	Class B	95,115	4,766
	Newmont Mining Corp.
	(Holding Co.)	113,148	4,624
	Dow Chemical Co.	248,509	4,011
	Nucor Corp.	72,540	3,223

Tax-Managed Growth and Income Fund

			Market
			Value•
		Shares	($000)
	Air Products &
	Chemicals, Inc.	48,462	3,130
	Alcoa Inc.	225,596	2,330
	PPG Industries, Inc.	38,104	1,673
	Ecolab, Inc.	38,860	1,515
	International Paper Co.	99,263	1,502
	Weyerhaeuser Co.	49,028	1,492
	Sigma-Aldrich Corp.	28,320	1,404
	Vulcan Materials Co.	28,060	1,209
	United States Steel Corp.	33,260	1,189
*	Owens-Illinois, Inc.	38,645	1,083
	Ball Corp.	21,787	984
	CF Industries Holdings, Inc.	11,289	837
	Allegheny Technologies Inc.	22,600	789
	Sealed Air Corp.	36,392	671
*	Pactiv Corp.	30,377	659
	MeadWestvaco Corp.	39,899	655
	Eastman Chemical Co.	16,962	643
	International Flavors &
	Fragrances, Inc.	18,234	597
	Bemis Co., Inc.	23,250	586
	AK Steel Holding Corp.	25,100	482
	Titanium Metals Corp.	19,400	178
			60,009
Other (0.1%)
1	Miscellaneous Securities		1,472

Telecommunication Services (3.5%)
	AT&T Inc.	1,363,914	33,879
	Verizon
	Communications Inc.	656,591	20,177
*	Sprint Nextel Corp.	664,908	3,198
*	American Tower Corp.
	Class A	92,113	2,904
	Qwest Communications
	International Inc.	340,399	1,413
	Embarq Corp.	32,885	1,383
	Windstream Corp.	101,038	845
*	MetroPCS
	Communications Inc.	58,528	779
	CenturyTel, Inc.	23,353	717
	Frontier
	Communications Corp.	72,359	517
			65,812
Utilities (4.1%)
	Exelon Corp.	152,283	7,798
	Southern Co.	180,808	5,634
	FPL Group, Inc.	94,995	5,401
	Dominion Resources, Inc.	136,228	4,553
	Duke Energy Corp.	296,850	4,331
	Public Service Enterprise
	Group, Inc.	116,990	3,817
	Entergy Corp.	45,245	3,507
	PG&E Corp.	84,898	3,263
	American Electric
	Power Co., Inc.	110,398	3,189
	PPL Corp.	86,989	2,867

Sempra Energy	56,432	2,801
FirstEnergy Corp.	70,440	2,730
Progress Energy, Inc.	64,390	2,436
Consolidated Edison Inc.	63,482	2,376
Edison International	75,479	2,375
Xcel Energy, Inc.	105,274	1,938
* AES Corp.	154,135	1,790
Questar Corp.	40,268	1,251
Ameren Corp.	49,461	1,231
Constellation Energy
Group, Inc.	46,076	1,225
DTE Energy Co.	37,679	1,206
Wisconsin Energy Corp.	27,006	1,099
EQT Corp.	30,284	1,057
Allegheny Energy, Inc.	39,100	1,003
SCANA Corp.	28,088	912
CenterPoint Energy Inc.	80,488	892
Northeast Utilities	39,959	892
NiSource, Inc.	63,143	736
Pinnacle West Capital Corp.	23,540	710
Pepco Holdings, Inc.	50,555	679
CMS Energy Corp.	52,881	639
TECO Energy, Inc.	49,610	592
Integrys Energy Group, Inc.	17,753	532
Nicor Inc.	10,480	363
* Dynegy, Inc.	117,202	266
		76,091
Total Common Stocks
(Cost $1,781,171)		1,860,582
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
2 Vanguard Market
Liquidity Fund, 0.395%
(Cost $2,110) 2,109,955		2,110
Total Investments (100.1%)
(Cost $1,783,281)		1,862,692
Other Assets and Liabilities (–0.1%)
Other Assets		6,006
Liabilities		(8,309)
		(2,303)
Net Assets (100%)		1,860,389

Tax-Managed Growth and Income Fund

At June 30, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	2,286,785
Overdistributed Net Investment Income	(4,369)
Accumulated Net Realized Losses	(501,438)
Unrealized Appreciation (Depreciation)	79,411
Net Assets	1,860,389

Investor Shares—Net Assets
Applicable to 20,661,615 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	414,116
Net Asset Value Per Share—
Investor Shares	$20.04

Admiral Shares—Net Assets
Applicable to 29,834,919 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,228,901
Net Asset Value Per Share—
Admiral Shares	$41.19

Institutional Shares—Net Assets
Applicable to 10,844,838 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	217,372
Net Asset Value Per Share—
Institutional Shares	$20.04

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

1  Securities representing up to 5% of the market value of unaffiliated securities are permitted to be combined and reported as “miscellaneous securities” provided that they have been held for less than one year and not previously reported by name.

2  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Growth and Income Fund

Statement of Operations

Six Months Ended
June 30, 2009
($000)
Investment Income
Income
Dividends	22,727
Interest[1]	5
Total Income	22,732
Expenses
The Vanguard Group—Note B
Investment Advisory Services	81
Management and Administrative—Investor Shares	301
Management and Administrative—Admiral Shares	581
Management and Administrative—Institutional Shares	40
Marketing and Distribution—Investor Shares	54
Marketing and Distribution—Admiral Shares	151
Marketing and Distribution—Institutional Shares	35
Custodian Fees	72
Shareholders’ Reports and Proxies—Investor Shares	17
Shareholders’ Reports and Proxies—Admiral Shares	6
Shareholders’ Reports and Proxies—Institutional Shares	—
Trustees’ Fees and Expenses	1
Total Expenses	1,339
Net Investment Income	21,393
Realized Net Gain (Loss) on Investment Securities Sold	33,699
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(7,640)
Net Increase (Decrease) in Net Assets Resulting from Operations	47,452

1  Interest income from an affiliated company of the fund was $5,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Growth and Income Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	21,393	60,077
Realized Net Gain (Loss)	33,699	(128,307)
Change in Unrealized Appreciation (Depreciation)	(7,640)	(1,150,385)
Net Increase (Decrease) in Net Assets Resulting from Operations	47,452	(1,218,615)
Distributions
Net Investment Income
Investor Shares	(4,622)	(13,020)
Admiral Shares	(14,093)	(39,092)
Institutional Shares	(2,550)	(8,873)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(21,265)	(60,985)
Capital Share Transactions
Investor Shares	(12,244)	(42,518)
Admiral Shares	4,335	(91,349)
Institutional Shares	(43,491)	(22,548)
Net Increase (Decrease) from Capital Share Transactions	(51,400)	(156,415)
Total Increase (Decrease)	(25,213)	(1,436,015)
Net Assets
Beginning of Period	1,885,602	3,321,617
End of Period[1]	1,860,389	1,885,602

1  Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($4,369,000) and ($4,497,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Growth and Income Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$19.65	$31.96	$30.87	$27.15	$26.36	$24.23
Investment Operations
Net Investment Income	.225	.572	.578	.504	.467	.470
Net Realized and Unrealized Gain (Loss)
on Investments	.389	(12.295)	1.089	3.727	.801	2.130
Total from Investment Operations	.614	(11.723)	1.667	4.231	1.268	2.600
Distributions
Dividends from Net Investment Income	(.224)	(.587)	(.577)	(.511)	(.478)	(.470)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.224)	(.587)	(.577)	(.511)	(.478)	(.470)
Net Asset Value, End of Period	$20.04	$19.65	$31.96	$30.87	$27.15	$26.36

Total Return[1]	3.19%	–37.04%	5.39%	15.73%	4.87%	10.83%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$414	$420	$740	$784	$806	$1,395
Ratio of Total Expenses to
Average Net Assets	0.21%[2]	0.16%	0.15%	0.15%	0.14%	0.14%
Ratio of Net Investment Income to
Average Net Assets	2.41%[2]	2.13%	1.80%	1.77%	1.78%	1.89%
Portfolio Turnover Rate	8%[2]	8%	5%	6%	10%	8%

1  Total returns do not reflect the 1% redemption fee on shares held less than five years; the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year; or the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Growth and Income Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$40.39	$65.69	$63.44	$55.80	$54.17	$49.80
Investment Operations
Net Investment Income	.474	1.212	1.230	1.069	.989	.990
Net Realized and Unrealized Gain (Loss)
on Investments	.801	(25.276)	2.245	7.648	1.645	4.370
Total from Investment Operations	1.275	(24.064)	3.475	8.717	2.634	5.360
Distributions
Dividends from Net Investment Income	(.475)	(1.236)	(1.225)	(1.077)	(1.004)	(.990)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.475)	(1.236)	(1.225)	(1.077)	(1.004)	(.990)
Net Asset Value, End of Period	$41.19	$40.39	$65.69	$63.44	$55.80	$54.17

Total Return[1]	3.23%	–37.00%	5.47%	15.77%	4.93%	10.87%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,229	$1,203	$2,113	$1,935	$1,575	$954
Ratio of Total Expenses to
Average Net Assets	0.15%[2]	0.10%	0.09%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.47%[2]	2.19%	1.86%	1.82%	1.82%	1.96%
Portfolio Turnover Rate	8%[2]	8%	5%	6%	10%	8%

1  Total returns do not reflect the 1% redemption fee on shares held less than five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.

2  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Growth and Income Fund

Financial Highlights

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$19.65	$31.96	$30.87	$27.15	$26.36	$24.24
Investment Operations
Net Investment Income	.236	.598	.604	.527	.485	.479
Net Realized and Unrealized Gain (Loss)
on Investments	.390	(12.299)	1.089	3.727	.801	2.130
Total from Investment Operations	.626	(11.701)	1.693	4.254	1.286	2.609
Distributions
Dividends from Net Investment Income	(.236)	(.609)	(.603)	(.534)	(.496)	(.489)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.236)	(.609)	(.603)	(.534)	(.496)	(.489)
Net Asset Value, End of Period	$20.04	$19.65	$31.96	$30.87	$27.15	$26.36

Total Return[1]	3.26%	–36.98%	5.47%	15.82%	4.94%	10.87%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$217	$263	$469	$389	$303	$266
Ratio of Total Expenses to
Average Net Assets	0.09%[2]	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	2.53%[2]	2.22%	1.88%	1.85%	1.85%	1.97%
Portfolio Turnover Rate	8%[2]	8%	5%	6%	10%	8%

1  Total returns do not reflect the 1% redemption fee on shares held less then five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.

2  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Growth and Income Fund

Notes to Financial Statements

Vanguard Tax-Managed Growth and Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2005–2008) and for the period ended June 30, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3.  Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxies. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2009, the fund had contributed capital of $438,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.18% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Tax-Managed Growth and Income Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At June 30, 2009, 100% of the fund’s investments were valued based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2008, the fund had available realized losses of $529,451,000 to offset future net capital gains of $78,029,000 through December 31, 2009, $201,652,000 through December 31, 2010, $92,868,000 through December 31, 2011, $31,345,000 through December 31, 2013, $1,431,000 through December 31, 2014, $67,505,000 through December 31, 2016, and $56,621,000 through December 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2009, the cost of investment securities for tax purposes was $1,783,281,000. Net unrealized appreciation of investment securities for tax purposes was $79,411,000, consisting of unrealized gains of $490,764,000 on securities that had risen in value since their purchase and $411,353,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2009, the fund purchased $70,022,000 of investment securities and sold $119,257,000 of investment securities, other than temporary cash investments.

Tax-Managed Growth and Income Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2009		December 31, 2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	21,076	1,145	70,052	2,859
Issued in Lieu of Cash Distributions	4,122	217	11,463	465
Redeemed[1]	(37,442)	(2,079)	(124,033)	(5,082)
Net Increase (Decrease)—Investor Shares	(12,244)	(717)	(42,518)	(1,758)
Admiral Shares
Issued	65,396	1,762	171,689	3,394
Issued in Lieu of Cash Distributions	10,945	281	30,918	607
Redeemed[1]	(72,006)	(1,979)	(293,956)	(6,401)
Net Increase (Decrease)—Admiral Shares	4,335	64	(91,349)	(2,400)
Institutional Shares
Issued	1,575	89	48,307	1,970
Issued in Lieu of Cash Distributions	1,632	86	5,473	222
Redeemed[1]	(46,698)	(2,706)	(76,328)	(3,483)
Net Increase (Decrease)—Institutional Shares	(43,491)	(2,531)	(22,548)	(1,291)
1 Net of redemption fees for fiscal 2009 and 2008 of $318,000 and $1,146,000, respectively (fund totals).

G. In preparing the financial statements as of June 30, 2009, management considered the impact of subsequent events occurring through August 5, 2009, for potential recognition or disclosure in these financial statements.

Tax-Managed Capital Appreciation Fund

Fund Profile

As of June 30, 2009

Portfolio Characteristics
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	621	970	4,399
Median Market Cap	$26.2B	$29.7B	$24.2B
Price/Earnings Ratio	17.9x	17.6x	18.6x
Price/Book Ratio	2.0x	2.0x	1.9x
Yield[3]		2.3%	2.2%
Investor Shares	1.8%
Admiral Shares	1.9%
Institutional Shares	1.9%
Return on Equity	20.5%	20.5%	19.7%
Earnings Growth Rate	15.0%	14.1%	13.5%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate[4]	8%	—	—
Expense Ratio[5]		—	—
Investor Shares	0.21%
Admiral Shares	0.15%
Institutional Shares	0.09%
Short-Term Reserves	0.1%	—	—

Volatility Measures[6]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	1.00	1.00
Beta	1.01	1.00

Investment Focus

Sector Diversification (% of equity exposure)
		Comparative	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	9.7%	9.7%	9.7%
Consumer Staples	11.3	11.2	10.4
Energy	11.8	11.8	11.8
Financials	13.4	13.7	15.0
Health Care	13.8	13.7	13.6
Industrials	10.2	10.0	10.3
Information Technology	18.6	18.4	18.2
Materials	3.7	3.8	3.6
Telecommunication
Services	3.4	3.4	3.2
Utilities	4.1	4.3	4.2

Ten Largest Holdings[7] (% of total net assets)

ExxonMobil Corp.	integrated oil
	and gas	3.8%
Microsoft Corp.	systems software	2.0
The Procter & Gamble Co.	household products	1.7
Johnson & Johnson	pharmaceuticals	1.7
AT&T Inc.	integrated
	telecommunication
	services	1.6
International Business
Machines Corp.	computer hardware	1.5
Apple Inc.	computer hardware	1.4
Chevron Corp.	integrated oil
	and gas	1.4
JPMorgan Chase & Co.	diversified financial
	services	1.3
Cisco Systems, Inc.	communications
	equipment	1.2
Top Ten		17.6%

1  Russell 1000 Index.

2  Dow Jones U.S. Total Stock Market Index.

3  30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary.

4  Annualized.

5  The expense ratios shown are from the prospectuses dated April 24, 2009, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended June 30, 2009, the annualized expense ratios were 0.21% for Investor Shares, 0.15% for Admiral Shares, and 0.09% for Institutional Shares.

6  For an explanation of R-squared, beta, and other terms used here, see the Glossary.

7  The holdings listed exclude any temporary cash investments and equity index products.

Tax-Managed Capital Appreciation Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1998–June 30, 2009

Average Annual Total Returns: Periods Ended June 30, 2009

	Inception Date	One Year	Five Years	Ten Years
Tax-Managed Capital Appreciation Fund
Investor Shares[2]	9/6/1994	–26.53%	–1.63%	–1.64%
Fee-Adjusted Returns[3]		–27.25	–1.63	–1.64
Admiral Shares	11/12/2001	–26.49	–1.58	0.13[4]
Fee-Adjusted Returns[3]		–27.20	–1.58	0.13[4]
Institutional Shares	2/24/1999	–26.43	–1.55	–1.56
Fee-Adjusted Returns[3]		–27.15	–1.55	–1.56

1  Six months ended June 30, 2009.

2  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3  Reflective of the 1% fee assessed on redemptions of shares held in the fund for less than five years.

4  Return since inception.

Note: See Financial Highlights tables for dividend and capital gains information.

Tax-Managed Capital Appreciation Fund

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.9%)
Consumer Discretionary (9.7%)
	McDonald’s Corp.	358,560	20,614
	The Walt Disney Co.	637,436	14,871
	Home Depot, Inc.	480,000	11,342
	Comcast Corp. Class A	755,371	10,945
	Target Corp.	270,600	10,681
*	Amazon.com, Inc.	121,100	10,131
	Lowe’s Cos., Inc.	498,600	9,678
	Time Warner Inc.	376,649	9,488
	News Corp., Class A	831,630	7,576
	NIKE, Inc. Class B	127,200	6,586
	Yum! Brands, Inc.	189,760	6,327
*	Kohl’s Corp.	129,950	5,555
	Johnson Controls, Inc.	237,600	5,161
*	DIRECTV Group, Inc.	207,202	5,120
	Best Buy Co., Inc.	141,084	4,725
*	Starbucks Corp.	322,352	4,477
*	Liberty Media Corp.	163,924	4,385
	Coach, Inc.	159,400	4,285
*	Ford Motor Co.	684,000	4,152
	The Gap, Inc.	246,487	4,042
*	Apollo Group, Inc. Class A	56,729	4,035
*	Bed Bath & Beyond, Inc.	129,817	3,992
*	Viacom Inc. Class B	171,033	3,882
	The McGraw-Hill Cos., Inc.	122,900	3,701
	Marriott International, Inc.
	Class A	144,832	3,196
*	O’Reilly Automotive, Inc.	79,848	3,041
*	AutoZone Inc.	20,100	3,037
	Time Warner Cable Inc.	94,542	2,994
	BorgWarner, Inc.	84,800	2,896
	Darden Restaurants Inc.	83,850	2,765
*	Liberty Media Corp.–
	Interactive Series A	519,723	2,604
	Advance Auto Parts, Inc.	62,402	2,589
*	Dollar Tree, Inc.	61,234	2,578
	DeVry, Inc.	50,459	2,525
	Polo Ralph Lauren Corp.	46,900	2,511
*	CarMax, Inc.	169,146	2,486
	PetSmart, Inc.	112,600	2,416
	Hasbro, Inc.	96,600	2,342

	Ross Stores, Inc.	60,296	2,327
	International Game
	Technology	129,600	2,061
*	AutoNation, Inc.	118,580	2,057
*	NVR, Inc.	3,980	1,999
	Starwood Hotels &
	Resorts Worldwide, Inc.	88,624	1,967
	John Wiley & Sons Class A	58,700	1,952
	Staples, Inc.	94,495	1,906
*	Office Depot, Inc.	407,400	1,858
*	Discovery
	Communications Inc.
	Class C	90,137	1,850
	Brinker International, Inc.	102,750	1,750
	Scripps Networks Interactive	62,170	1,730
	Centex Corp.	190,300	1,610
	Omnicom Group Inc.	50,600	1,598
	International
	Speedway Corp.	62,378	1,597
*	Career Education Corp.	60,400	1,503
	Gentex Corp.	116,252	1,349
	Phillips-Van Heusen Corp.	44,000	1,262
*	Mohawk Industries, Inc.	34,700	1,238
*	Expedia, Inc.	81,125	1,226
*	Liberty Global, Inc. Series C	75,207	1,189
	D. R. Horton, Inc.	126,366	1,183
	Barnes & Noble, Inc.	57,300	1,182
	Weight Watchers
	International, Inc.	45,200	1,165
*	Toll Brothers, Inc.	64,600	1,096
	Foot Locker, Inc.	103,900	1,088
	American Eagle
	Outfitters, Inc.	75,991	1,077
*	Liberty Global, Inc. Class A	67,398	1,071
	Cablevision Systems
	NY Group Class A	54,344	1,055
*	Brink’s Home Security
	Holdings, Inc.	36,800	1,042

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Washington Post Co.
	Class B	2,720	958
	Harley-Davidson, Inc.	56,800	921
	Pulte Homes, Inc.	100,800	890
*	Lamar Advertising Co.
	Class A	56,186	858
	CBS Corp.	120,331	833
	RadioShack Corp.	58,000	810
	WABCO Holdings Inc.	44,400	786
	Macy’s Inc.	56,800	668
	Nordstrom, Inc.	32,300	642
	Black & Decker Corp.	20,977	601
	Abercrombie & Fitch Co.	23,300	592
	Virgin Media Inc.	62,269	582
	Mattel, Inc.	36,032	578
*	Boyd Gaming Corp.	67,200	571
	Lennar Corp. Class A	54,600	529
	Harman International
	Industries, Inc.	28,000	526
*	Sears Holdings Corp.	7,200	479
	Comcast Corp. Special
	Class A	26,219	370
*	MGM Mirage, Inc.	56,746	363
*	Liberty Media Corp.–
	Capital Series A	16,431	223
*	Hanesbrands Inc.	5,575	84
*	Wynn Resorts Ltd.	2,000	71
	Lennar Corp. Class B	8,300	63
	CBS Corp. Class A	6,844	48
*	Viacom Inc. Class A	295	7
			270,772
Consumer Staples (11.3%)
	The Procter & Gamble Co.	923,278	47,179
	Wal-Mart Stores, Inc.	696,528	33,740
	The Coca-Cola Co.	690,000	33,113
	PepsiCo, Inc.	506,500	27,837
	Philip Morris
	International Inc.	550,672	24,020
	CVS Caremark Corp.	495,554	15,793
	Walgreen Co.	307,300	9,035
	Colgate-Palmolive Co.	115,900	8,199
	Kraft Foods Inc.	321,031	8,135
	Costco Wholesale Corp.	156,100	7,1 34
	Archer-Daniels-Midland Co.	249,273	6,673
	Altria Group, Inc.	399,978	6,556
	The Kroger Co.	263,700	5,815
	The Clorox Co.	69,120	3,859
	Bunge Ltd.	62,800	3,784
	Safeway, Inc.	170,462	3,472
*	Dr. Pepper Snapple
	Group, Inc.	156,200	3,310
	Campbell Soup Co.	110,900	3,263
	Coca-Cola Enterprises, Inc.	191,800	3,193
	The Pepsi Bottling
	Group, Inc.	92,479	3,129
	Molson Coors Brewing Co.

	Class B	71,900	3,044
	The Hershey Co.	81,300	2,927
	Kimberly-Clark Corp.	55,096	2,889
	Tyson Foods, Inc.	222,444	2,805
	Brown-Forman Corp.
	Class B	64,646	2,778
	The Estee Lauder Cos. Inc.
	Class A	82,900	2,708
*	Dean Foods Co.	137,200	2,633
	Church & Dwight, Inc.	47,100	2,558
	General Mills, Inc.	44,400	2,487
	McCormick & Co., Inc.	76,100	2,476
	J.M. Smucker Co.	49,024	2,386
*	Constellation Brands, Inc.
	Class A	183,300	2,324
*	Hansen Natural Corp.	75,200	2,318
*	Energizer Holdings, Inc.	44,128	2,305
	Del Monte Foods Co.	239,900	2,250
	Hormel Foods Corp.	62,600	2,162
	PepsiAmericas, Inc.	80,030	2,146
	Alberto-Culver Co.	82,614	2,101
	Kellogg Co.	44,300	2,063
*	Smithfield Foods, Inc.	141,335	1,974
	Corn Products
	International, Inc.	72,200	1,934
	Avon Products, Inc.	59,300	1,529
*	NBTY, Inc.	37,300	1,049
	Whole Foods Market, Inc.	32,840	623
	Sara Lee Corp.	44,600	435
	Sysco Corp.	17,111	385
*	Central European
	Distribution Corp.	11,600	308
*	Mead Johnson
	Nutrition Co.	9,500	302
*	BJ’s Wholesale Club, Inc.	9,300	300
	ConAgra Foods, Inc.	11,200	213
	Reynolds American Inc.	106	4
			313,655
Energy (11.8%)
	ExxonMobil Corp.	1,516,284	106,003
	Chevron Corp.	605,838	40,137
	ConocoPhillips Co.	434,630	18,281
	Schlumberger Ltd.	312,000	16,882
	Occidental Petroleum Corp.	190,339	12,526
	Apache Corp.	124,162	8,958
	Devon Energy Corp.	158,022	8,612
	Anadarko Petroleum Corp.	179,316	8,139
	XTO Energy, Inc.	205,241	7,828
	EOG Resources, Inc.	100,300	6,812
	Hess Corp.	109,600	5,891
*	National Oilwell Varco Inc.	176,541	5,766
*	Southwestern Energy Co.	134,200	5,214
	Noble Energy, Inc.	79,600	4,694
	Baker Hughes Inc.	124,580	4,540
	Peabody Energy Corp.	133,900	4,038

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Williams Cos., Inc.	247,700	3,867
	Range Resources Corp.	82,500	3,416
	Diamond Offshore
	Drilling, Inc.	39,700	3,297
	Halliburton Co.	158,200	3,275
*	Cameron
	International Corp.	114,200	3,232
	ENSCO International, Inc.	89,710	3,128
	Valero Energy Corp.	182,480	3,082
*	FMC Technologies Inc.	76,250	2,866
	Chesapeake Energy Corp.	143,311	2,842
*	Newfield Exploration Co.	82,300	2,689
*	Pride International, Inc.	106,400	2,666
	Helmerich & Payne, Inc.	81,480	2,515
	Pioneer Natural
	Resources Co.	96,400	2,458
	Marathon Oil Corp.	81,100	2,444
	Cabot Oil & Gas Corp.	79,535	2,437
	Smith International, Inc.	91,300	2,351
	Cimarex Energy Co.	79,300	2,247
	St. Mary Land &
	Exploration Co.	96,500	2,014
	BJ Services Co.	147,100	2,005
	Southern Union Co.	105,700	1,944
*	Plains Exploration &
	Production Co.	66,760	1,827
*	Mariner Energy Inc.	137,652	1,617
	Rowan Cos., Inc.	80,600	1,557
	CONSOL Energy, Inc.	33,900	1,151
	Arch Coal, Inc.	73,400	1,128
*	Forest Oil Corp.	65,300	974
*	Continental Resources, Inc.	32,700	908
*	Unit Corp.	12,800	353
	Patterson-UTI Energy, Inc.	21,200	273
	Tesoro Corp.	7,100	90
*	Denbury Resources, Inc.	2,300	34
*	Superior Energy
	Services, Inc.	1,048	18
			329,026
Financials (13.4%)
	JPMorgan Chase & Co.	1,079,621	36,826
	Wells Fargo & Co.	1,285,108	31,177
	Bank of America Corp.	2,014,966	26,598
	The Goldman Sachs
	Group, Inc.	139,830	20,617
	CME Group, Inc.	25,501	7,934
	American Express Co.	331,300	7,699
	State Street Corp.	161,878	7,641
	Morgan Stanley	264,800	7,549
	U.S. Bancorp	392,700	7,037
	Charles Schwab Corp.	377,200	6,616
	Bank of New York
	Mellon Corp.	224,606	6,583
	Prudential Financial, Inc.	166,404	6,194
	AFLAC Inc.	186,400	5,795
	MetLife, Inc.	175,820	5,276

	Citigroup Inc.	1,691,802	5,025
	Franklin Resources, Inc.	69,000	4,969
*	Progressive Corp. of Ohio	317,400	4,796
	Loews Corp.	159,508	4,370
	The Travelers Cos., Inc.	101,877	4,181
	Public Storage, Inc. REIT	61,200	4,007
	T. Rowe Price Group Inc.	92,978	3,874
	Hudson City Bancorp, Inc.	263,902	3,507
	Capital One Financial Corp.	158,900	3,477
*	SLM Corp.	319,300	3,279
	Unum Group	204,000	3,235
	PNC Financial
	Services Group	82,831	3,215
	Moody’s Corp.	121,000	3,188
	Host Hotels &
	Resorts Inc. REIT	375,449	3,150
	Plum Creek Timber Co. Inc.
	REIT	100,900	3,005
*	TD Ameritrade
	Holding Corp.	170,900	2,998
	Ameriprise Financial, Inc.	123,360	2,994
	Discover Financial Services	287,700	2,955
	Fifth Third Bancorp	403,300	2,863
	BlackRock, Inc.	15,450	2,710
	People’s United
	Financial Inc.	174,014	2,617
	Torchmark Corp.	68,100	2,522
	The Allstate Corp.	102,300	2,496
*	Leucadia National Corp.	117,400	2,476
	Boston Properties, Inc. REIT	51,900	2,476
*	Markel Corp.	8,620	2,428
*	The St. Joe Co.	89,800	2,379
	Brown & Brown, Inc.	118,600	2,364
	SEI Investments Co.	129,770	2,341
	First Horizon National Corp.	194,242	2,331
	Eaton Vance Corp.	86,202	2,306
*	CB Richard Ellis Group, Inc.	245,924	2,302
	The Principal Financial
	Group, Inc.	120,400	2,268
*	Arch Capital Group Ltd.	38,300	2,244
	Janus Capital Group Inc.	194,000	2,212
	HCC Insurance
	Holdings, Inc.	91,600	2,199
	W.R. Berkley Corp.	102,297	2,196
	Cullen/Frost Bankers, Inc.	47,600	2,195
	M & T Bank Corp.	42,600	2,170
	Avalonbay Communities, Inc.
	REIT	38,375	2,147
*	Affiliated Managers
	Group, Inc.	36,800	2,141
	The Hanover Insurance
	Group Inc.	55,800	2,127
*	AmeriCredit Corp.	153,500	2,080
	Reinsurance Group of
	America, Inc.	58,819	2,053

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Hospitality Properties Trust
	REIT	171,670	2,041
	Apartment Investment &
	Management Co.
	Class A REIT	223,003	1,974
	Jones Lang LaSalle Inc.	59,100	1,934
	Transatlantic Holdings, Inc.	44,114	1,911
	Northern Trust Corp.	34,773	1,867
	Commerce
	Bancshares, Inc.	57,767	1,839
	AMB Property Corp. REIT	97,504	1,834
	Assurant, Inc.	75,300	1,814
	Forest City Enterprise
	Class A	273,739	1,807
	First Citizens BancShares
	Class A	13,442	1,796
	Whitney Holdings Corp.	194,616	1,783
	Wesco Financial Corp.	6,090	1,772
	Legg Mason Inc.	72,200	1,760
*	Alleghany Corp.	6,467	1,753
	BOK Financial Corp.	44,171	1,664
	Federated Investors, Inc.	68,250	1,644
	StanCorp Financial
	Group, Inc.	56,500	1,620
	Popular, Inc.	729,600	1,605
	City National Corp.	42,000	1,547
	Raymond James
	Financial, Inc.	89,650	1,543
	Lazard Ltd. Class A	55,686	1,499
	TFS Financial Corp.	132,654	1,409
	American International
	Group, Inc.	1,206,431	1,399
	The Chubb Corp.	30,900	1,232
	Genworth Financial Inc.	171,900	1,202
	Camden Property Trust
	REIT	42,400	1,170
	Kimco Realty Corp. REIT	112,300	1,129
	Douglas Emmett, Inc. REIT	121,273	1,090
	CNA Financial Corp.	69,500	1,075
	Digital Realty Trust, Inc.
	REIT	28,440	1,020
	BB&T Corp.	46,300	1,018
	New York Community
	Bancorp, Inc.	86,400	924
	White Mountains
	Insurance Group Inc.	3,828	876
	Marshall & Ilsley Corp.	169,300	813
	Bank of Hawaii Corp.	20,100	720
	SL Green Realty Corp.
	REIT	30,400	697
	American Financial
	Group, Inc.	32,200	695
	Lincoln National Corp.	39,834	686
	Zions Bancorp	58,100	672
	ProLogis REIT	80,068	645
	CapitalSource Inc.	130,938	639

	Aon Corp.	16,400	621
	The Hartford Financial
	Services Group Inc.	49,200	584
	Simon Property Group, Inc.
	REIT	10,905	561
	SunTrust Banks, Inc.	33,800	556
	BRE Properties Inc.
	Class A
	REIT	21,500	511
	Synovus Financial Corp.	161,056	482
	Federal Realty
	Investment Trust REIT	8,200	422
	GLG Partners, Inc.	75,400	308
	Taubman Co. REIT	11,300	303
*	MBIA, Inc.	57,000	247
	Invesco, Ltd.	12,010	214
	KeyCorp	39,369	206
	Regions Financial Corp.	49,934	202
	BancorpSouth, Inc.	4,000	82
	Wilmington Trust Corp.	3,100	42
	Essex Property Trust, Inc.
	REIT	300	19
			371,888
Health Care (13.8%)
	Johnson & Johnson	810,598	46,042
	Pfizer Inc.	1,820,760	27,311
	Abbott Laboratories	407,600	19,174
	Wyeth	411,700	18,687
*	Amgen Inc.	341,125	18,059
	Merck & Co., Inc.	537,200	15,020
*	Gilead Sciences, Inc.	311,400	14,586
	Schering-Plough Corp.	555,100	13,944
	Medtronic, Inc.	263,600	9,197
	UnitedHealth Group Inc.	367,662	9,184
*	WellPoint Inc.	180,416	9,181
	Bristol-Myers Squibb Co.	436,534	8,866
*	Celgene Corp.	174,800	8,362
*	Medco Health
	Solutions, Inc.	183,242	8,358
	Eli Lilly & Co.	201,035	6,964
*	Thermo Fisher
	Scientific, Inc.	167,106	6,813
	Baxter International, Inc.	127,341	6,744
*	Express Scripts Inc.	90,862	6,247
*	Genzyme Corp.	111,500	6,207
	Allergan, Inc.	125,750	5,983
	Becton, Dickinson & Co.	80,600	5,748
*	St. Jude Medical, Inc.	139,832	5,747
*	Biogen Idec Inc.	119,161	5,380
	Aetna Inc.	197,988	4,960
	Cardinal Health, Inc.	145,512	4,445
	Stryker Corp.	109,200	4,340
	Quest Diagnostics, Inc.	76,800	4,334
*	Forest Laboratories, Inc.	156,600	3,932
*	Laboratory Corp. of
	America Holdings	57,100	3,871

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
*	Hospira, Inc.	91,740	3,534
*	Zimmer Holdings, Inc.	81,170	3,458
*	Life Technologies Corp.	79,935	3,335
	McKesson Corp.	73,424	3,231
	AmerisourceBergen Corp.	179,200	3,179
*	Waters Corp.	61,400	3,160
	CIGNA Corp.	129,300	3,115
	DENTSPLY
	International Inc.	98,300	3,000
*	Henry Schein, Inc.	62,400	2,992
*	Mylan Inc.	215,837	2,817
*	Millipore Corp.	39,800	2,794
	Beckman Coulter, Inc.	47,600	2,720
*	Watson
	Pharmaceuticals, Inc.	78,500	2,645
*	Humana Inc.	79,300	2,558
*	Mettler-Toledo
	International Inc.	30,700	2,368
*	King Pharmaceuticals, Inc.	232,962	2,243
	C.R. Bard, Inc.	29,300	2,181
	PerkinElmer, Inc.	124,804	2,172
*	Boston Scientific Corp.	207,945	2,109
*	Endo Pharmaceuticals
	Holdings, Inc.	115,700	2,073
	Universal Health Services
	Class B	40,800	1,993
	Pharmaceutical Product
	Development, Inc.	84,803	1,969
*	Warner Chilcott Ltd.	137,283	1,805
	Perrigo Co. (U.S.Shares)	64,840	1,801
	IMS Health, Inc.	135,552	1,722
	Teleflex Inc.	37,000	1,659
*	Patterson Companies, Inc.	73,530	1,596
*	Lincare Holdings, Inc.	66,500	1,564
*	Coventry Health Care Inc.	81,025	1,516
*	Health Net Inc.	74,200	1,154
	Omnicare, Inc.	40,900	1,054
*	Sepracor Inc.	58,700	1,017
*	Varian Medical
	Systems, Inc.	26,500	931
*	Kinetic Concepts, Inc.	31,000	845
*	Amylin
	Pharmaceuticals, Inc.	47,800	645
*	Abraxis BioScience	14,415	531
*	DaVita, Inc.	2,200	109
			385,281
Industrials (10.2%)
	General Electric Co.	2,935,972	34,410
	United Technologies Corp.	287,300	14,928
	The Boeing Co.	236,770	10,063
	Lockheed Martin Corp.	116,800	9,420
	3M Co.	154,200	9,267
	General Dynamics Corp.	135,000	7,478
	United Parcel Service, Inc.	147,300	7,364
	Illinois Tool Works, Inc.	175,200	6,542
	Danaher Corp.	105,100	6,489

	Union Pacific Corp.	123,914	6,451
	FedEx Corp.	110,700	6,157
	CSX Corp.	166,100	5,752
	Norfolk Southern Corp.	148,200	5,583
	PACCAR, Inc.	149,110	4,848
	Precision Castparts Corp.	64,900	4,740
	Emerson Electric Co.	142,400	4,614
	Fluor Corp.	86,200	4,421
	C.H. Robinson
	Worldwide Inc.	83,200	4,339
	Waste Management, Inc.	149,097	4,199
	Deere & Co.	104,800	4,187
	Honeywell
	International Inc.	131,400	4,126
	ITT Industries, Inc.	92,700	4,125
	Caterpillar, Inc.	123,902	4,094
	Burlington Northern
	Santa Fe Corp.	54,898	4,037
	L-3 Communications
	Holdings, Inc.	57,200	3,969
	Raytheon Co.	85,833	3,814
	Expeditors International of
	Washington, Inc.	112,361	3,746
	Parker Hannifin Corp.	85,200	3,660
	Rockwell Collins, Inc.	85,600	3,572
	Cummins Inc.	101,200	3,563
	Northrop Grumman Corp.	72,268	3,301
*	Iron Mountain, Inc.	111,100	3,194
	W.W. Grainger, Inc.	38,500	3,152
*	Jacobs Engineering
	Group Inc.	70,300	2,959
	The Dun &
	Bradstreet Corp.	36,200	2,940
*	Quanta Services, Inc.	122,500	2,833
	Fastenal Co.	84,100	2,790
	Flowserve Corp.	39,900	2,785
	Southwest Airlines Co.	413,387	2,782
	AMETEK, Inc.	80,000	2,766
*	Stericycle, Inc.	53,300	2,747
	Roper Industries Inc.	59,000	2,673
	Joy Global Inc.	69,800	2,493
	Donaldson Co., Inc.	71,300	2,470
	Pall Corp.	92,500	2,457
	Equifax, Inc.	93,200	2,433
	J.B. Hunt Transport
	Services, Inc.	79,500	2,427
*	Alliant Techsystems, Inc.	28,600	2,355
	Manpower Inc.	54,600	2,312
	Bucyrus International, Inc.	80,239	2,292
	Con-way, Inc.	61,200	2,161
	Landstar System, Inc.	59,289	2,129
	Valmont Industries, Inc.	29,537	2,129
	IDEX Corp.	86,400	2,123
	MSC Industrial
	Direct Co., Inc. Class A	59,200	2,100

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Robert Half
	International, Inc.	87,500	2,067
	SPX Corp.	37,400	1,831
	The Toro Co.	57,400	1,716
	KBR Inc.	89,249	1,646
	Cintas Corp.	70,766	1,616
	Carlisle Co., Inc.	65,200	1,567
	Lennox International Inc.	35,090	1,127
	The Manitowoc Co., Inc.	208,774	1,098
	The Brink’s Co.	36,800	1,068
*	UTI Worldwide, Inc.	77,587	884
*	Terex Corp.	69,400	838
	Graco, Inc.	33,700	742
	Textron, Inc.	61,020	589
*	Gardner Denver Inc.	19,846	500
	Republic Services, Inc.
	Class A	19,512	476
*	Hertz Global Holdings Inc.	22,000	176
*	AGCO Corp.	3,600	105
	Ryder System, Inc.	3,600	100
*	Raytheon Co.
	Warrants Exp. 6/16/11	2,285	21
*	Owens Corning Inc.	1,100	14
*	AMR Corp.	3,100	12
			282,954
Information Technology (18.5%)
	Microsoft Corp.	2,376,500	56,489
	International Business
	Machines Corp.	394,058	41,148
*	Apple Inc.	283,000	40,308
*	Cisco Systems, Inc.	1,850,400	34,491
*	Google Inc.	77,050	32,483
	Hewlett-Packard Co.	774,458	29,933
	Oracle Corp.	1,244,934	26,666
	Intel Corp.	1,539,200	25,474
	QUALCOMM Inc.	415,720	18,791
	Visa Inc.	162,298	10,105
	Texas Instruments, Inc.	466,100	9,928
*	EMC Corp.	737,000	9,655
*	Dell Inc.	643,800	8,839
	Corning, Inc.	504,200	8,097
*	eBay Inc.	430,569	7,376
*	Yahoo! Inc.	468,600	7,338
	Applied Materials, Inc.	553,100	6,067
*	Adobe Systems, Inc.	210,000	5,943
*	Symantec Corp.	354,353	5,514
	MasterCard, Inc. Class A	31,020	5,190
	Western Union Co.	309,895	5,082
*	Broadcom Corp.	175,950	4,362
*	Intuit, Inc.	142,600	4,016
*	Fiserv, Inc.	83,350	3,809
	CA, Inc.	201,266	3,508
*	Western Digital Corp.	132,100	3,501

*	Computer Sciences Corp.	78,900	3,495
	Automatic Data
	Processing, Inc.	98,100	3,477
*	Agilent Technologies, Inc.	166,306	3,378
	Amphenol Corp. Class A	104,000	3,291
*	BMC Software, Inc.	95,000	3,210
	Analog Devices, Inc.	118,166	2,928
	Linear Technology Corp.	124,200	2,900
*	NetApp, Inc.	144,963	2,859
*	Juniper Networks, Inc.	119,000	2,808
	Altera Corp.	170,147	2,770
	Fidelity National Information
	Services, Inc.	134,759	2,690
*	NVIDIA Corp.	234,750	2,650
*	Affiliated Computer
	Services, Inc. Class A	58,400	2,594
	KLA-Tencor Corp.	100,800	2,545
	Global Payments Inc.	67,700	2,536
*	LSI Corp.	544,328	2,482
*	Teradata Corp.	99,574	2,333
	Motorola, Inc.	347,230	2,302
*	Citrix Systems, Inc.	71,356	2,276
*	Avnet, Inc.	105,400	2,217
	Accenture Ltd.	66,200	2,215
*	Ingram Micro, Inc. Class A	125,000	2,187
*	LAM Research Corp.	82,108	2,135
*	Autodesk, Inc.	109,588	2,080
*	Compuware Corp.	294,562	2,021
	Xerox Corp.	305,400	1,979
*	Electronic Arts Inc.	90,200	1,959
*	Arrow Electronics, Inc.	91,500	1,943
*	QLogic Corp.	150,000	1,902
*	Tech Data Corp.	55,510	1,816
*	Synopsys, Inc.	89,121	1,739
	Lender Processing
	Services, Inc.	61,250	1,701
	Molex, Inc.	104,756	1,629
*	DST Systems, Inc.	42,800	1,581
*	Fairchild Semiconductor
	International, Inc.	224,958	1,572
*	Tellabs, Inc.	266,900	1,529
	Microchip Technology, Inc.	65,100	1,468
	Xilinx, Inc.	71,336	1,460
	Total System Services, Inc.	104,059	1,393
	National
	Semiconductor Corp.	96,600	1,212
*	NCR Corp.	99,574	1,178
	Intersil Corp.	85,600	1,076
*	Metavante Technologies	39,866	1,031
	Broadridge Financial
	Solutions LLC	58,725	974
*	Atmel Corp.	248,700	928
*	Lexmark International, Inc.	50,300	797
*	Teradyne, Inc.	110,200	756
*	Zebra Technologies Corp.
	Class A	27,257	645
	Paychex, Inc.	17,685	446
*	IAC/InterActiveCorp	24,515	393
*	Activision Blizzard, Inc.	23,800	301

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
*	Sun Microsystems, Inc.	30,475	281
*	Novellus Systems, Inc.	13,100	219
	Harris Corp.	4,300	122
			514,522
	Materials (3.7%)
	Monsanto Co.	187,534	13,941
	Praxair, Inc.	117,000	8,315
	Freeport-McMoRan
	Copper & Gold, Inc.
	Class B	158,754	7,955
	Newmont Mining Corp.
	(Holding Co.)	175,086	7,156
	Nucor Corp.	129,600	5,758
	E.I. du Pont de
	Nemours & Co.	160,300	4,107
	Ecolab, Inc.	97,200	3,790
	The Mosaic Co.	79,300	3,513
	Sigma-Aldrich Corp.	70,000	3,469
*	Owens-Illinois, Inc.	108,200	3,031
	Ball Corp.	65,600	2,963
	Celanese Corp. Series A	116,311	2,762
	Airgas, Inc.	64,900	2,630
	CF Industries Holdings, Inc.	35,000	2,595
	FMC Corp.	53,700	2,540
	Martin Marietta
	Materials, Inc.	30,600	2,414
	Nalco Holding Co.	142,300	2,396
*	Pactiv Corp.	108,140	2,347
	Albemarle Corp.	87,100	2,227
	Allegheny Technologies Inc.	60,900	2,127
	Sealed Air Corp.	106,072	1,957
	Scotts Miracle-Gro Co.	55,099	1,931
	Schnitzer Steel
	Industries, Inc. Class A	33,724	1,783
	Reliance Steel &
	Aluminum Co.	46,300	1,777
	United States Steel Corp.	47,600	1,701
	Titanium Metals Corp.	174,835	1,607
*	Intrepid Potash, Inc.	53,300	1,497
	Dow Chemical Co.	87,700	1,416
	Cytec Industries, Inc.	51,800	965
	Cliffs Natural
	Resources Inc.	29,461	721
	International Paper Co.	35,900	543
	Valspar Corp.	23,400	527
	Packaging Corp. of America	26,600	431
	Southern Copper Corp.
	(U.S. Shares)	21,000	429
	Air Products &
	Chemicals, Inc.	5,700	368

	Vulcan Materials Co.	7,638	329
*	Crown Holdings, Inc.	11,800	285
			104,303
Other (0.0%)
1	Miscellaneous Securities		1,221

Telecommunication Services (3.4%)
	AT&T Inc.	1,749,979	43,470
	Verizon
	Communications Inc.	756,842	23,258
*	Sprint Nextel Corp.	1,093,856	5,261
*	American Tower Corp.
	Class A	166,400	5,247
*	Crown Castle
	International Corp.	148,800	3,574
	Qwest Communications
	International Inc.	846,721	3,514
	Embarq Corp.	80,743	3,396
	CenturyTel, Inc.	47,014	1,443
*	SBA
	Communications Corp.	52,823	1,296
*	U.S. Cellular Corp.	32,300	1,242
	Telephone &
	Data Systems, Inc.	43,601	1,234
	Telephone &
	Data Systems, Inc.–
	Special Common Shares	33,200	862
	Frontier
	Communications Corp.	52,351	374
*	Level 3
	Communications, Inc.	119,100	180
	Windstream Corp.	20,957	175
			94,526
Utilities (4.1%)
	Exelon Corp.	229,000	11,727
	FPL Group, Inc.	122,451	6,962
	Entergy Corp.	77,000	5,969
	PG&E Corp.	145,600	5,597
	Sempra Energy	107,736	5,347
	Edison International	142,500	4,483
*	AES Corp.	350,948	4,074
*	NRG Energy, Inc.	149,800	3,889
	Southern Co.	121,500	3,786
	Questar Corp.	101,700	3,159
	Wisconsin Energy Corp.	73,200	2,980
	EQT Corp.	84,700	2,957
*	Calpine Corp.	244,080	2,721
	MDU Resources
	Group, Inc.	137,050	2,600
	Allegheny Energy, Inc.	101,089	2,593
	Energen Corp.	62,400	2,490
	CenterPoint Energy Inc.	223,800	2,480
	Northeast Utilities	110,600	2,467
	NSTAR	76,600	2,460
	NV Energy Inc.	224,483	2,422
	SCANA Corp.	74,200	2,409
	Duke Energy Corp.	163,592	2,387

Tax-Managed Capital Appreciation Fund

		Market
		Value•
	Shares	($000)
* Mirant Corp.	149,598	2,355
CMS Energy Corp.	193,086	2,332
Public Service Enterprise
Group, Inc.	69,800	2,278
Dominion Resources, Inc.	67,086	2,242
Constellation Energy
Group, Inc.	83,300	2,214
* RRI Energy, Inc.	436,272	2,186
FirstEnergy Corp.	55,900	2,166
* Dynegy, Inc.	934,535	2,121
Aqua America, Inc.	107,583	1,926
Integrys Energy Group, Inc.	61,481	1,844
Ormat Technologies Inc.	43,800	1,766
DPL Inc.	75,000	1,738
American
Water Works Co., Inc.	87,200	1,666
UGI Corp. Holding Co.	34,466	878
NiSource, Inc.	35,920	419
American Electric
Power Co., Inc.	9,300	269
		114,359
Total Common Stocks
(Cost $2,471,575)		2,782,507
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
2 Vanguard Market
Liquidity Fund, 0.395%
(Cost $3,151)	3,151,109	3,151
Total Investments (100.0%)
(Cost $2,474,726)		2,785,658
Other Assets and Liabilities (0.0%)
Other Assets		40,705
Liabilities		(42,077)
		(1,372)
Net Assets (100%)		2,784,286

At June 30, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	3,015,723
Undistributed Net Investment Income	18,981
Accumulated Net Realized Losses	(561,350)
Unrealized Appreciation (Depreciation)	310,932
Net Assets	2,784,286

Investor Shares—Net Assets
Applicable to 21,287,827 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	478,785
Net Asset Value Per Share—
Investor Shares	$22.49

Admiral Shares—Net Assets
Applicable to 46,582,206 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,108,953
Net Asset Value Per Share—
Admiral Shares	$45.27

Institutional Shares—Net Assets
Applicable to 8,735,610 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	196,548
Net Asset Value Per Share—
Institutional Shares	$22.50

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

1  Securities representing up to 5% of the market value of unaffiliated securities are permitted to be combined and reported as “miscellaneous securities” provided that they have been held for less than one year and not previously reported by name.

2  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Statement of Operations

Six Months Ended
June 30, 2009
($000)
Investment Income
Income
Dividends	27,104
Interest[1]	5
Total Income	27,109
Expenses
The Vanguard Group—Note B
Investment Advisory Services	96
Management and Administrative—Investor Shares	360
Management and Administrative—Admiral Shares	1,078
Management and Administrative—Institutional Shares	45
Marketing and Distribution—Investor Shares	63
Marketing and Distribution—Admiral Shares	254
Marketing and Distribution—Institutional Shares	24
Custodian Fees	21
Shareholders’ Reports and Proxies—Investor Shares	19
Shareholders’ Reports and Proxies—Admiral Shares	9
Shareholders’ Reports and Proxies—Institutional Shares	—
Trustees’ Fees and Expenses	2
Total Expenses	1,971
Net Investment Income	25,138
Realized Net Gain (Loss) on Investment Securities Sold	5,809
Change in Unrealized Appreciation (Depreciation) of Investment Securities	97,550
Net Increase (Decrease) in Net Assets Resulting from Operations	128,497

1  Interest income from an affiliated company of the fund was $5,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	25,138	63,900
Realized Net Gain (Loss)	5,809	(156,072)
Change in Unrealized Appreciation (Depreciation)	97,550	(1,592,772)
Net Increase (Decrease) in Net Assets Resulting from Operations	128,497	(1,684,944)
Distributions
Net Investment Income
Investor Shares	(237)	(10,850)
Admiral Shares	(979)	(48,923)
Institutional Shares	(85)	(4,486)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(1,301)	(64,259)
Capital Share Transactions
Investor Shares	(16,110)	(5,543)
Admiral Shares	(32,662)	86,970
Institutional Shares	2,923	14,935
Net Increase (Decrease) from Capital Share Transactions	(45,849)	96,362
Total Increase (Decrease)	81,347	(1,652,841)
Net Assets
Beginning of Period	2,702,939	4,355,780
End of Period[1]	2,784,286	2,702,939

1  Net Assets—End of Period includes undistributed (overdistributed) net investment income of $18,981,000 and ($4,856,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$21.39	$35.13	$33.62	$29.80	$28.05	$25.43
Investment Operations
Net Investment Income	.197	.498	.530	.471	.352	.365
Net Realized and Unrealized Gain (Loss)
on Investments	.914	(13.738)	1.513	3.821	1.752	2.622
Total from Investment Operations	1.111	(13.240)	2.043	4.292	2.104	2.987
Distributions
Dividends from Net Investment Income	(.011)	(.500)	(.533)	(.472)	(.354)	(.367)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.011)	(.500)	(.533)	(.472)	(.354)	(.367)
Net Asset Value, End of Period	$22.49	$21.39	$35.13	$33.62	$29.80	$28.05

Total Return[1]	5.21%	–37.63%	6.07%	14.40%	7.49%	11.75%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$479	$473	$782	$832	$857	$1,596
Ratio of Total Expenses to
Average Net Assets	0.21%[2]	0.16%	0.15%	0.15%	0.14%	0.14%
Ratio of Net Investment Income to
Average Net Assets	1.92%[2]	1.66%	1.51%	1.51%	1.25%	1.4 0%
Portfolio Turnover Rate	8%[2]	8%	5%	5%	8%	5%

1  Total returns do not reflect the 1% redemption fee on shares held less than five years; the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year; or the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$43.04	$70.70	$67.68	$60.00	$56.46	$51.20
Investment Operations
Net Investment Income	.408	1.040	1.113	.990	.729	.762
Net Realized and Unrealized Gain (Loss)
on Investments	1.843	(27.656)	3.026	7.680	3.543	5.263
Total from Investment Operations	2.251	(26.616)	4.139	8.670	4.272	6.025
Distributions
Dividends from Net Investment Income	(.021)	(1.044)	(1.119)	(.990)	(.732)	(.765)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.021)	(1.044)	(1.119)	(.990)	(.732)	(.765)
Net Asset Value, End of Period	$45.27	$43.04	$70.70	$67.68	$60.00	$56.46

Total Return[1]	5.24%	–37.58%	6.11%	14.44%	7.56%	11.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,109	$2,045	$3,283	$2,941	$2,360	$1,397
Ratio of Total Expenses to
Average Net Assets	0.15%[2]	0.10%	0.09%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.98%[2]	1.72%	1.57%	1.56%	1.29%	1.47%
Portfolio Turnover Rate	8%[2]	8%	5%	5%	8%	5%

1  Total returns do not reflect the 1% redemption fee on shares held less than five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.

2  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Financial Highlights

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$21.38	$35.13	$33.63	$29.81	$28.05	$25.44
Investment Operations
Net Investment Income	.209	.525	.551	.500	.384	.375
Net Realized and Unrealized Gain (Loss)
on Investments	.921	(13.748)	1.513	3.820	1.752	2.622
Total from Investment Operations	1.130	(13.223)	2.064	4.320	2.136	2.997
Distributions
Dividends from Net Investment Income	(.010)	(.527)	(.564)	(.500)	(.376)	(.387)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.010)	(.527)	(.564)	(.500)	(.376)	(.387)
Net Asset Value, End of Period	$22.50	$21.38	$35.13	$33.63	$29.81	$28.05

Total Return[1]	5.30%	–37.57%	6.13%	14.49%	7.61%	11.78%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$197	$185	$291	$218	$204	$102
Ratio of Total Expenses to
Average Net Assets	0.09%[2]	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	2.04%[2]	1.75%	1.59%	1.59%	1.32%	1.47%
Portfolio Turnover Rate	8%[2]	8%	5%	5%	8%	5%

1  Total returns do not reflect the 1% redemption fee on shares held less then five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.

2  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Notes to Financial Statements

Vanguard Tax-Managed Capital Appreciation Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2005–2008) and for the period ended June 30, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3.  Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxies. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2009, the fund had contributed capital of $652,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.26% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Tax-Managed Capital Appreciation Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At June 30, 2009, 100% of the fund’s investments were valued based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2008, the fund had available realized losses of $555,088,000 to offset future net capital gains of $139,756,000 through December 31, 2009, $106,018,000 through December 31, 2010, $163,808,000 through December 31, 2011, $62,756,000 through December 31, 2016, and $82,750,000 through December 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2009, the cost of investment securities for tax purposes was $2,474,726,000. Net unrealized appreciation of investment securities for tax purposes was $310,932,000, consisting of unrealized gains of $753,692,000 on securities that had risen in value since their purchase and $442,760,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2009, the fund purchased $100,907,000 of investment securities and sold $122,187,000 of investment securities, other than temporary cash investments.

Tax-Managed Capital Appreciation Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2009		December 31, 2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	24,888	1,219	110,694	3,916
Issued in Lieu of Cash Distributions	210	11	9,530	465
Redeemed[1]	(41,208)	(2,060)	(125,767)	(4,531)
Net Increase (Decrease)—Investor Shares	(16,110)	(830)	(5,543)	(150)
Admiral Shares
Issued	83,712	2,028	356,002	6,182
Issued in Lieu of Cash Distributions	765	21	38,125	925
Redeemed[1]	(117,139)	(2,988)	(307,157)	(6,013)
Net Increase (Decrease)—Admiral Shares	(32,662)	(939)	86,970	1,094
Institutional Shares
Issued	12,035	549	49,845	1,689
Issued in Lieu of Cash Distributions	48	3	2,591	127
Redeemed[1]	(9,160)	(448)	(37,501)	(1,471)
Net Increase (Decrease)—Institutional Shares	2,923	104	14,935	345
1 Net of redemption fees for fiscal 2009 and 2008 of $401,000 and $1,036,000, respectively (fund totals).

G. In preparing the financial statements as of June 30, 2009, management considered the impact of subsequent events occurring through August 5, 2009, for potential recognition or disclosure in these financial statements.

Tax-Managed Small-Cap Fund

Fund Profile

As of June 30, 2009

Portfolio Characteristics
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	600	600	4,399
Median Market Cap	$0.8B	$0.8B	$24.2B
Price/Earnings Ratio	25.7x	25.5x	18.6x
Price/Book Ratio	1.5x	1.4x	1.9x
Yield[3]			2.2%
Investor Shares	1.2%
Institutional Shares	1.3%
Return on Equity	13.1%	12.9%	19.7%
Earnings Growth Rate	11.1%	11.2%	13.5%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate[4]	32%	—	—
Expense Ratio[5]		—	—
Investor Shares	0.19%
Institutional Shares	0.09%
Short-Term Reserves	0.1%	—	—

Volatility Measures[6]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	1.00	0.90
Beta	0.99	1.14

Investment Focus

Sector Diversification (% of equity exposure)
		Comparative	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	14.5%	14.4%	9.7%
Consumer Staples	4.2	4.2	10.4
Energy	4.9	4.9	11.8
Financials	17.6	17.9	15.0
Health Care	13.8	13.7	13.6
Industrials	17.4	17.7	10.3
Information Technology	18.2	17.8	18.2
Materials	4.2	4.2	3.6
Telecommunication
Services	0.5	0.5	3.2
Utilities	4.7	4.7	4.2

Ten Largest Holdings[7] (% of total net assets)

Atmos Energy Corp.	gas utilities	0.7%
MEDNAX, Inc.	health care services	0.6
Piedmont Natural Gas, Inc.	gas utilities	0.5
Varian Semiconductor	semiconductor
Equipment Associates, Inc.	equipment	0.5
Tetra Tech, Inc.	environmental and
	facilities services	0.5
Kirby Corp.	marine	0.5
Skyworks Solutions, Inc.	semiconductors	0.5
Green Mountain	packaged foods
Coffee Roasters, Inc.	and meats	0.5
New Jersey
Resources Corp.	gas utilities	0.5
ProAssurance Corp.	property and
	casualty insurance	0.5
Top Ten		5.3%

1  S&P SmallCap 600 Index.

2  Dow Jones U.S. Total Stock Market Index.

3  30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary.

4  Annualized.

5  The expense ratios shown are from the prospectuses dated April 24, 2009, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended June 30, 2009, the annualized expense ratios were 0.19% for Investor Shares and 0.09% for Institutional Shares.

6  For an explanation of R-squared, beta, and other terms used here, see the Glossary.

7  The holdings listed exclude any temporary cash investments and equity index products.

Tax-Managed Small-Cap Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): March 25, 1999–June 30, 2009

Average Annual Total Returns: Periods Ended June 30, 2009

	Inception Date	One Year	Five Years	Ten Years
Tax-Managed Small-Cap Fund
Investor Shares[2]	3/25/1999	–25.11%	–0.79%	4.89%
Fee-Adjusted Returns[3]		–25.84	–0.79	4.89
Institutional Shares	4/21/1999	–25.02	–0.74	4.97
Fee-Adjusted Returns[3]		–25.76	–0.74	4.97

1  Six months ended June 30, 2009.

2  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3  Reflective of the 1% fee assessed on redemptions of shares held in the fund for less than five years. Note: See Financial Highlights tables for dividend and capital gains information.

Tax-Managed Small-Cap Fund

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.6%)
Consumer Discretionary (14.4%)
*	Carter’s, Inc.	237,666	5,849
*	Tractor Supply Co.	132,524	5,476
*	Jack in the Box Inc.	239,336	5,373
	Wolverine World Wide, Inc.	206,437	4,554
*	Iconix Brand Group Inc.	289,247	4,449
	Polaris Industries, Inc.	136,668	4,390
*	The Gymboree Corp.	122,113	4,333
	Hillenbrand Inc.	259,339	4,315
	Men’s Wearhouse, Inc.	218,416	4,189
*	Deckers Outdoor Corp.	55,003	3,865
*	Capella Education Co.	59,522	3,568
*	Coinstar, Inc.	126,628	3,381
	Pool Corp.	202,772	3,358
*	P.F. Chang’s
	China Bistro, Inc.	99,629	3,194
	The Buckle, Inc.	98,680	3,135
*	CEC Entertainment Inc.	96,635	2,849
*	The Dress Barn, Inc.	189,472	2,709
*	American Public
	Education, Inc.	67,858	2,688
*	The Children’s Place Retail
	Stores, Inc.	101,551	2,684
*	Jos. A. Bank Clothiers, Inc.	76,927	2,651
	Cracker Barrel Old Country
	Store Inc.	94,959	2,649
	Group 1 Automotive, Inc.	101,138	2,632
*	Blue Nile Inc.	60,963	2,621
*	Sonic Corp.	255,257	2,560
*	Meritage Corp.	132,207	2,493
*	Buffalo Wild Wings Inc.	75,517	2,456
*	Pinnacle Entertainment, Inc.	253,420	2,354
*	Texas Roadhouse, Inc.	214,357	2,339
*	Jo-Ann Stores, Inc.	111,078	2,296
*	Papa John’s
	International, Inc.	90,387	2,241
	UniFirst Corp.	60,156	2,236
*	Hibbett Sports Inc.	120,156	2,163

	Cato Corp. Class A	123,704	2,157
	Fred’s, Inc.	168,410	2,122
*	Helen of Troy Ltd.	125,334	2,104
*	Cabela’s Inc.	166,309	2,046
	DineEquity, Inc.	65,435	2,041
	OfficeMax, Inc.	320,656	2,014
	CKE Restaurants Inc.	229,827	1,949
	NutriSystem, Inc.	129,115	1,872
	The Pep Boys
	(Manny, Moe & Jack)	181,214	1,837
	Arbitron Inc.	112,130	1,782
	Stage Stores, Inc.	160,147	1,778
*	True Religion Apparel, Inc.	79,412	1,771
*	HSN, Inc.	167,064	1,766
*	Live Nation, Inc.	354,013	1,720
	Finish Line, Inc.	230,807	1,713
	Brunswick Corp.	373,679	1,614
*	Interval Leisure Group, Inc.	167,111	1,557
	Spartan Motors, Inc.	136,826	1,550
	National Presto
	Industries, Inc.	20,306	1,545
*	Genesco, Inc.	80,879	1,518
*	JAKKS Pacific, Inc.	118,241	1,517
*	Shuffle Master, Inc.	227,477	1,504
*	Ruby Tuesday, Inc.	223,845	1,491
*	PetMed Express, Inc.	95,710	1,439
	Superior Industries
	International, Inc.	98,098	1,383
*	Skechers U.S.A., Inc.	140,927	1,377
*	Hot Topic, Inc.	186,067	1,360
*	California Pizza Kitchen, Inc.	101,850	1,354
*	Pre-Paid Legal Services, Inc.	30,352	1,323
	Brown Shoe Co., Inc.	181,618	1,315
*	Universal Technical
	Institute Inc.	85,799	1,281
	Ethan Allen Interiors, Inc.	122,525	1,269
*	Red Robin Gourmet
	Burgers, Inc.	66,191	1,241
*	Peet’s Coffee & Tea Inc.	48,512	1,222
	Sonic Automotive, Inc.	119,286	1,212
*	Crocs, Inc.	354,054	1,204
*	Universal Electronics, Inc.	57,864	1,167

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
	Liz Claiborne, Inc.	403,194	1,161
*	Charlotte Russe Holding Inc.	89,356	1,151
*	Ticketmaster
	Entertainment Inc.	170,103	1,092
*	Steak n Shake Co.	121,681	1,063
	La-Z-Boy Inc.	218,130	1,030
	Christopher & Banks Corp.	151,663	1,018
	Big 5 Sporting Goods Corp.	91,567	1,013
	Sturm, Ruger & Co., Inc.	80,671	1,004
*	Quiksilver, Inc.	541,014	1,001
*	Drew Industries, Inc.	82,006	998
*	RC2 Corp.	73,784	976
	K-Swiss, Inc.	113,667	966
*	Stein Mart, Inc.	108,048	957
	The Marcus Corp.	89,560	942
*	Maidenform Brands, Inc.	80,587	924
	Winnebago Industries, Inc.	123,884	920
*	Volcom, Inc.	67,530	844
	O’Charley’s Inc.	90,363	836
*	Standard Pacific Corp.	401,118	814
	Movado Group, Inc.	77,132	813
	M/I Homes, Inc.	78,194	766
	Haverty Furniture Cos., Inc.	78,632	719
*	Tween Brands, Inc.	104,996	701
*	Zumiez Inc.	86,411	692
	Oxford Industries, Inc.	57,756	673
	Lithia Motors, Inc.	70,786	654
	Skyline Corp.	28,594	622
*	Midas Inc.	59,340	622
*	Multimedia Games Inc.	98,148	487
*	Stamps.com Inc.	56,040	475
*	Zale Corp.	135,374	466
*	Audiovox Corp.	79,351	465
*	Landry’s Restaurants, Inc.	52,515	452
	Standard Motor
	Products, Inc.	53,951	446
*	Tuesday Morning Corp.	130,801	441
*	Monarch Casino &
	Resort, Inc.	48,024	351
*	Perry Ellis International Corp.	44,379	323
*	Ruth’s Hospitality Group Inc.	83,367	306
*	Russ Berrie and Co., Inc.	71,748	281
*	MarineMax, Inc.	76,710	264
	Arctic Cat, Inc.	50,485	204
	E.W. Scripps Co. Class A	97,009	203
*	Nautilus Inc.	104,540	118
			195,419
Consumer Staples (4.2%)
*	Green Mountain Coffee
	Roasters, Inc.	113,452	6,707
*	Chattem, Inc.	81,517	5,551
	Casey’s General Stores, Inc.	213,197	5,477
*	United Natural Foods, Inc.	180,124	4,728
*	TreeHouse Foods Inc.	132,276	3,806
	Sanderson Farms, Inc.	73,292	3,298
	Lance, Inc.	133,944	3,098

*	Central Garden &
	Pet Co. Class A	293,496	2,891
*	Hain Celestial Group, Inc.	170,934	2,668
	The Andersons, Inc.	76,786	2,299
*	Darling International, Inc.	345,513	2,280
	J & J Snack Foods Corp.	58,734	2,109
	WD-40 Co.	69,666	2,020
	Diamond Foods, Inc.	69,254	1,932
	Nash-Finch Co.	54,249	1,468
*	Alliance One
	International, Inc.	376,813	1,432
	Cal-Maine Foods, Inc.	53,144	1,327
*	Boston Beer Co., Inc.
	Class A	42,812	1,267
	Spartan Stores, Inc.	94,055	1,167
*	The Great Atlantic &
	Pacific Tea Co., Inc.	128,166	545
	Mannatech, Inc.	64,275	212
			56,282
Energy (4.9%)
*	SEACOR Holdings Inc.	84,630	6,368
*	Atwood Oceanics, Inc.	234,171	5,833
	St. Mary Land &
	Exploration Co.	261,692	5,462
	World Fuel Services Corp.	123,534	5,093
*	Oil States
	International, Inc.	207,897	5,033
*	Dril-Quip, Inc.	126,012	4,801
*	Bristow Group, Inc.	122,240	3,622
	Penn Virginia Corp.	190,597	3,120
	Holly Corp.	172,325	3,098
	CARBO Ceramics Inc.	81,195	2,777
*	NATCO Group Inc.	83,557	2,751
	Lufkin Industries, Inc.	62,649	2,634
*	TETRA Technologies, Inc.	317,330	2,526
*	Swift Energy Co.	130,968	2,181
*	Hornbeck Offshore
	Services, Inc.	97,540	2,086
*	Stone Energy Corp.	168,123	1,248
*	Matrix Service Co.	108,616	1,247
*	Pioneer Drilling Co.	212,369	1,017
*	Petroleum
	Development Corp.	63,287	993
*	ION Geophysical Corp.	379,905	976
	Gulf Island Fabrication, Inc.	61,206	969
*	PetroQuest Energy, Inc.	185,059	683
*	Basic Energy Services Inc.	96,374	658
*	Superior Well Services, Inc.	70,103	417
			65,593
Exchange-Traded Fund (2.6%)
1	Vanguard REIT ETF	1,143,000	35,444

Financials (14.9%)
*	ProAssurance Corp.	138,918	6,419
	Greenhill & Co., Inc.	77,376	5,587
*	Stifel Financial Corp.	114,719	5,517

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
	Prosperity Bancshares, Inc.	172,066	5,133
	UMB Financial Corp.	123,008	4,676
*	Signature Bank	167,698	4,548
	First Financial
	Bankshares, Inc.	87,213	4,392
	Senior Housing
	Properties Trust REIT	252,608	4,123
	Glacier Bancorp, Inc.	257,987	3,810
*	Investment Technology
	Group, Inc.	181,924	3,709
	Tower Group, Inc.	147,487	3,655
	Delphi Financial Group, Inc.	184,514	3,585
	PrivateBancorp, Inc.	156,252	3,475
	Zenith National
	Insurance Corp.	156,591	3,404
	R.L.I. Corp.	75,167	3,368
	Hancock Holding Co.	100,014	3,249
	NBT Bancorp, Inc.	142,629	3,096
	United Bankshares, Inc.	158,312	3,093
*	Piper Jaffray Cos., Inc.	68,210	2,979
	Cash America
	International Inc.	124,459	2,911
	National Retail Properties
	REIT	167,712	2,910
	Selective Insurance Group	222,607	2,843
	Old National Bancorp	279,873	2,748
	BioMed Realty Trust, Inc.
	REIT	262,445	2,685
	optionsXpress Holdings Inc.	172,517	2,679
	Employers Holdings, Inc.	196,160	2,658
	Whitney Holdings Corp.	280,308	2,568
	Tanger Factory Outlet
	Centers, Inc. REIT	77,644	2,518
*	Portfolio Recovery
	Associates, Inc.	64,696	2,506
*	Navigators Group, Inc.	56,193	2,497
	Home Properties, Inc. REIT	68,952	2,351
	Franklin Street
	Properties Corp. REIT	176,493	2,339
	Brookline Bancorp, Inc.	247,798	2,309
	Financial Federal Corp.	108,806	2,236
	Sterling Bancshares, Inc.	344,157	2,179
	Mid-America Apartment
	Communities, Inc. REIT	59,337	2,178
	Infinity Property &
	Casualty Corp.	57,693	2,104
	Safety Insurance Group, Inc.	66,404	2,029
	Community Bank
	System, Inc.	137,532	2,002
	First Commonwealth
	Financial Corp.	314,644	1,995
	Umpqua Holdings Corp.	253,150	1,964
*	First Cash Financial
	Services, Inc.	108,420	1,900
	TrustCo Bank NY	320,243	1,893
*	eHealth, Inc.	104,004	1,837
	Kilroy Realty Corp. REIT	89,019	1,828
*	Forestar Real Estate
	Group, Inc.	152,188	1,808
	Susquehanna
	Bancshares, Inc.	363,171	1,776
	EastGroup Properties, Inc.
	REIT	53,382	1,763
	East West Bancorp, Inc.	270,812	1,758
	Independent
	Bank Corp. (MA)	88,597	1,745
	Bank Mutual Corp.	197,023	1,718
*	Pinnacle Financial
	Partners, Inc.	125,387	1,670
	Wintrust Financial Corp.	101,570	1,633
	SWS Group, Inc.	116,202	1,623
	National Penn
	Bancshares Inc.	350,912	1,618
	United Fire & Casualty Co.	94,086	1,614
	LaSalle Hotel Properties
	REIT	129,386	1,597
	PS Business Parks, Inc.
	REIT	31,505	1,526
	Entertainment
	Properties Trust REIT	73,949	1,523
	Extra Space Storage Inc.
	REIT	181,114	1,512
	DiamondRock
	Hospitality Co. REIT	227,314	1,423
	Simmons First
	National Corp.	52,740	1,409
*	World Acceptance Corp.	68,103	1,356
	Tompkins Trustco, Inc.	28,263	1,355
	National Financial
	Partners Corp.	172,953	1,266
	Post Properties, Inc. REIT	94,066	1,264
	First BanCorp Puerto Rico	319,893	1,264
*	Amerisafe Inc.	80,332	1,250
	Boston Private Financial
	Holdings, Inc.	270,425	1,212
	S & T Bancorp, Inc.	99,068	1,205
	American Physicians
	Capital, Inc.	30,657	1,201
	First Financial Bancorp	156,679	1,178
	Sovran Self Storage, Inc.
	REIT	47,566	1,170
	Bank of the Ozarks, Inc.	53,303	1,153
*	TradeStation Group, Inc.	132,901	1,124
	Stewart Information
	Services Corp.	77,069	1,098
	Acadia Realty Trust REIT	83,709	1,092
	Home Bancshares Inc.	56,454	1,075
	Inland Real Estate Corp.
	REIT	151,629	1,061
	United Community
	Banks, Inc.	175,926	1,054

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
	Dime Community
	Bancshares	112,006	1,020
	Medical Properties Trust Inc.
	REIT	166,283	1,009
	LTC Properties, Inc. REIT	48,908	1,000
	First Midwest Bancorp, Inc.	131,273	960
*	LaBranche & Co. Inc.	204,498	879
	Columbia Banking
	System, Inc.	76,975	787
	Colonial Properties Trust
	REIT	103,118	763
	Urstadt Biddle Properties
	Class A REIT	51,941	731
	Presidential Life Corp.	91,107	690
	Sterling Financial Corp.	220,853	643
	Sterling Bancorp	76,301	637
	UCBH Holdings, Inc.	503,967	635
	Lexington Realty Trust REIT	175,543	597
	Parkway Properties Inc. REIT	45,836	596
	Nara Bancorp, Inc.	93,239	483
	Wilshire Bancorp Inc.	81,977	471
	Central Pacific Financial Co.	120,877	453
*	Rewards Network Inc.	115,404	436
	Cedar Shopping
	Centers, Inc. REIT	95,863	433
	Pennsylvania REIT	83,955	420
	The South Financial
	Group, Inc.	328,573	391
	Kite Realty Group Trust REIT	129,658	379
	Cascade Bancorp	23,858	34
	Hanmi Financial Corp.	16,430	29
	Frontier Financial Corp.	23,662	29
	Independent Bank Corp. (MI)	6,798	9
			202,093
Health Care (13.7%)
*	MEDNAX, Inc.	191,961	8,087
*	Haemonetics Corp.	107,437	6,124
*	AMERIGROUP Corp.	221,955	5,959
*	American Medical Systems
	Holdings, Inc.	309,514	4,890
*	Magellan Health
	Services, Inc.	148,834	4,885
	West Pharmaceutical
	Services, Inc.	137,398	4,788
*	Regeneron
	Pharmaceuticals, Inc.	265,364	4,755
	The Cooper Companies, Inc.	189,385	4,683
*	PSS World Medical, Inc.	250,043	4,628
*	Dionex Corp.	74,174	4,527
*	Cubist Pharmaceuticals, Inc.	241,690	4,430
*	HMS Holdings Corp.	108,383	4,413
	Quality Systems, Inc.	76,488	4,357
*	Eclipsys Corp.	235,508	4,187
*	Catalyst Health
	Solutions, Inc.	161,617	4,031

	Meridian Bioscience Inc.	169,847	3,835
*	Amedisys Inc.	114,617	3,785
	Chemed Corp.	94,704	3,739
*	Centene Corp.	180,528	3,607
*	PAREXEL International Corp.	241,287	3,470
*	Savient
	Pharmaceuticals Inc.	221,834	3,075
*	Align Technology, Inc.	279,783	2,966
	Martek Biosciences Corp.	140,032	2,962
*	AmSurg Corp.	129,118	2,768
*	Phase Forward Inc.	180,817	2,732
*	PharMerica Corp.	128,201	2,517
	Landauer, Inc.	39,399	2,417
	Invacare Corp.	135,520	2,392
*	Integra
	LifeSciences Holdings	85,132	2,257
*	ICU Medical, Inc.	54,633	2,248
*	Healthspring, Inc.	205,643	2,233
*	Par Pharmaceutical Cos. Inc.	146,792	2,224
*	Greatbatch, Inc.	97,456	2,203
*	Gentiva Health
	Services, Inc.	121,603	2,002
*	Salix Pharmaceuticals, Ltd.	202,680	2,000
	Analogic Corp.	53,965	1,994
*	ViroPharma Inc.	325,450	1,930
*	Merit Medical Systems, Inc.	118,146	1,926
*	Healthways, Inc.	142,196	1,913
*	inVentiv Health, Inc.	140,692	1,904
*	CONMED Corp.	122,264	1,898
*	Abaxis, Inc.	92,245	1,895
*	RehabCare Group, Inc.	77,884	1,864
*	Neogen Corp.	62,227	1,803
*	Hanger Orthopedic
	Group, Inc.	130,986	1,780
*	MWI Veterinary Supply Inc.	50,992	1,778
*	Zoll Medical Corp.	89,362	1,728
*	Cyberonics, Inc.	97,884	1,628
*	Bio-Reference
	Laboratories, Inc.	49,097	1,552
*	Res-Care, Inc.	107,790	1,541
	Computer Programs and
	Systems, Inc.	39,904	1,529
*	Noven Pharmaceuticals, Inc.	105,379	1,507
*	Omnicell, Inc.	133,547	1,436
*	Odyssey Healthcare, Inc.	139,414	1,433
*	Symmetry Medical Inc.	151,848	1,415
*	SurModics, Inc.	61,776	1,398
*	LHC Group Inc.	62,846	1,396
*	Natus Medical Inc.	117,998	1,362
*	Molina Healthcare Inc.	56,906	1,361
*	Genoptix, Inc.	40,550	1,297
*	Kensey Nash Corp.	48,083	1,260
*	Air Methods Corp.	45,454	1,244
*	Palomar Medical
	Technologies, Inc.	77,045	1,129

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
*	eResearch Technology, Inc.	176,229	1,094
*	MedCath Corp.	83,527	982
*	IPC The Hospitalist Co.	36,119	964
*	Cross Country
	Healthcare, Inc.	129,972	893
*	AMN Healthcare
	Services, Inc.	137,808	879
*	ArQule, Inc.	121,840	748
*	CorVel Corp.	32,571	742
*	Almost Family Inc.	26,856	701
*	Kendle International Inc.	56,358	690
*	CryoLife Inc.	119,394	661
*	Enzo Biochem, Inc.	137,592	610
*	Cambrex Corp.	125,506	517
*	Osteotech, Inc.	77,845	342
*	LCA-Vision Inc.	77,900	329
*	Theragenics Corp.	145,390	188
			185,417
Industrials (17.3%)
*	Tetra Tech, Inc.	252,605	7,237
*	Kirby Corp.	225,536	7,170
	CLARCOR Inc.	213,458	6,231
	Regal-Beloit Corp.	150,113	5,962
	Watsco, Inc.	119,647	5,854
	Curtiss-Wright Corp.	189,651	5,638
*	EMCOR Group, Inc.	275,985	5,553
*	Gardner Denver Inc.	217,723	5,480
	Brady Corp. Class A	215,063	5,402
*	Teledyne Technologies, Inc.	151,068	4,947
*	ESCO Technologies Inc.	109,905	4,924
	Acuity Brands, Inc.	171,694	4,816
	Baldor Electric Co.	195,153	4,643
*	Moog Inc.	178,466	4,606
	Kaydon Corp.	139,659	4,547
	The Toro Co.	150,123	4,489
*	Geo Group Inc.	214,453	3,985
	Knight Transportation, Inc.	237,142	3,925
*	Old Dominion
	Freight Line, Inc.	115,699	3,884
*	Orbital Sciences Corp.	237,138	3,597
*	United Stationers, Inc.	99,410	3,467
	Simpson Manufacturing Co.	158,408	3,425
	ABM Industries Inc.	187,248	3,384
*	Esterline Technologies Corp.	124,623	3,374
*	Hub Group, Inc.	158,623	3,274
	Belden Inc.	195,265	3,261
	Heartland Express, Inc.	221,306	3,258
	Healthcare Services
	Group, Inc.	181,462	3,245
	Mueller Industries Inc.	155,749	3,240
	A.O. Smith Corp.	94,607	3,081
	Applied Industrial
	Technology, Inc.	152,385	3,002
	Actuant Corp.	240,338	2,932
	Triumph Group, Inc.	70,236	2,809
	Briggs & Stratton Corp.	209,942	2,801

	Arkansas Best Corp.	106,074	2,795
*	Insituform Technologies Inc.
	Class A	163,219	2,770
	Robbins & Myers, Inc.	138,280	2,662
	Watts Water
	Technologies, Inc.	122,913	2,648
	American Science &
	Engineering, Inc.	38,186	2,639
*	AAR Corp.	163,149	2,619
	Forward Air Corp.	122,050	2,602
	Badger Meter, Inc.	62,267	2,553
*	Sykes Enterprises, Inc.	140,928	2,549
*	Astec Industries, Inc.	83,569	2,481
	Skywest, Inc.	234,158	2,388
	Universal Forest
	Products, Inc.	70,925	2,347
	Cubic Corp.	65,391	2,340
*	II-VI, Inc.	102,152	2,265
*	Mobile Mini, Inc.	149,248	2,189
	Administaff, Inc.	93,526	2,176
*	Axsys Technologies, Inc.	40,019	2,147
	Barnes Group, Inc.	179,105	2,130
*	Aerovironment Inc.	66,472	2,051
*	Ceradyne, Inc.	108,788	1,921
*	Stanley Inc.	57,658	1,896
	Kaman Corp. Class A	108,382	1,810
	Quanex Building
	Products Corp.	158,310	1,776
*	AZZ Inc.	51,229	1,763
*	Griffon Corp.	206,629	1,719
	Lindsay Manufacturing Co.	51,736	1,712
	CIRCOR International, Inc.	71,876	1,697
	G & K Services, Inc. Class A	77,918	1,648
*	TrueBlue, Inc.	185,040	1,554
*	EnPro Industries, Inc.	84,512	1,522
	Viad Corp.	86,509	1,490
	Interface, Inc.	237,094	1,470
	John Bean
	Technologies Corp.	116,676	1,461
	Apogee Enterprises, Inc.	118,191	1,454
	Applied Signal
	Technology, Inc.	55,336	1,412
*	School Specialty, Inc.	67,345	1,361
	Albany International Corp.	114,190	1,299
	Heidrick & Struggles
	International, Inc.	71,053	1,297
*	ATC Technology Corp.	83,782	1,215
	Tredegar Corp.	82,591	1,100
*	Spherion Corp.	221,448	912
*	Consolidated Graphics, Inc.	47,227	823
	Gibraltar Industries Inc.	114,157	784
	Bowne & Co., Inc.	118,425	771
	Standex International Corp.	52,545	610
	CDI Corp.	54,379	606
	Vicor Corp.	83,746	605
*	On Assignment, Inc.	152,287	595

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
	Cascade Corp.	35,723	562
*	Volt Information
	Sciences Inc.	50,969	320
	Lawson Products, Inc.	17,914	255
*	Lydall, Inc.	71,117	242
*	C & D Technologies, Inc.	115,589	231
*	Magnatek, Inc.	133,016	185
	The Standard Register Co.	53,624	175
*	GenCorp, Inc.	33,037	63
*	NCI Building Systems, Inc.	3,205	8
	Wabash National Corp.	4,555	3
			234,121
Information Technology (18.2%)
*	Varian Semiconductor
	Equipment Associates, Inc.	306,787	7,360
*	Skyworks Solutions, Inc.	701,884	6,864
*	Arris Group Inc.	519,373	6,316
*	Informatica Corp.	365,479	6,283
*	Synaptics Inc.	143,796	5,558
*	Cypress
	Semiconductor Corp.	599,766	5,518
*	Concur Technologies, Inc.	176,976	5,500
*	CACI International, Inc.	125,619	5,365
*	Anixter International Inc.	125,758	4,727
*	Tekelec	279,142	4,698
*	Microsemi Corp.	340,401	4,698
*	CyberSource Corp.	289,739	4,433
*	j2 Global
	Communications, Inc.	187,146	4,222
*	Wright Express Corp.	162,147	4,130
*	Benchmark Electronics, Inc.	273,730	3,942
*	Comtech
	Telecommunications Corp.	118,063	3,764
*	Cymer, Inc.	124,491	3,701
*	FEI Co.	156,694	3,588
*	Progress Software Corp.	167,331	3,542
*	Plexus Corp.	165,428	3,385
*	Websense, Inc.	186,102	3,320
*	TriQuint Semiconductor, Inc.	618,282	3,283
	Take-Two Interactive
	Software, Inc.	336,152	3,183
	MAXIMUS, Inc.	73,733	3,042
*	ViaSat, Inc.	115,094	2,951
*	Commvault Systems, Inc.	174,500	2,893
	Blackbaud, Inc.	184,650	2,871
*	DealerTrack Holdings Inc.	168,643	2,867
*	Cabot Microelectronics Corp.	98,163	2,777
*	Hittite Microwave Corp.	79,040	2,747
*	Blue Coat Systems, Inc.	165,780	2,742
*	ScanSource, Inc.	111,814	2,742
*	MKS Instruments, Inc.	206,950	2,730
*	Intermec, Inc.	205,745	2,654
*	SPSS, Inc.	77,042	2,571
*	Checkpoint Systems, Inc.	163,316	2,562
	Black Box Corp.	73,945	2,475
*	Taleo Corp. Class A	132,109	2,414

*	Harmonic, Inc.	402,082	2,368
	Cognex Corp.	166,645	2,355
*	EPIQ Systems, Inc.	151,310	2,323
	United Online, Inc.	352,244	2,293
*	Diodes Inc.	137,994	2,158
*	NETGEAR, Inc.	145,150	2,092
*	ATMI, Inc.	131,873	2,048
*	THQ Inc.	283,942	2,033
*	SYNNEX Corp.	80,120	2,002
*	DTS Inc.	73,052	1,978
*	TeleTech Holdings, Inc.	129,617	1,964
*	CSG Systems
	International, Inc.	147,677	1,955
*	Standard Microsystem Corp.	92,270	1,887
*	Tyler Technologies, Inc.	120,736	1,886
*	Insight Enterprises, Inc.	192,721	1,862
	Park Electrochemical Corp.	86,181	1,855
*	Littelfuse, Inc.	91,447	1,825
*	Manhattan Associates, Inc.	96,938	1,766
*	JDA Software Group, Inc.	116,767	1,747
*	Avid Technology, Inc.	129,584	1,738
*	Veeco Instruments, Inc.	135,244	1,568
*	Forrester Research, Inc.	63,224	1,552
*	Bankrate, Inc.	58,576	1,478
	MTS Systems Corp.	70,509	1,456
*	TTM Technologies, Inc.	182,273	1,451
	Micrel, Inc.	194,185	1,421
*	Supertex, Inc.	54,292	1,363
*	Brightpoint, Inc.	217,420	1,363
*	Adaptec, Inc.	513,407	1,361
*	Epicor Software Corp.	255,573	1,355
*	EMS Technologies, Inc.	64,397	1,346
*	Rogers Corp.	66,183	1,339
*	Exar Corp.	182,214	1,310
*	Electro Scientific
	Industries, Inc.	115,061	1,286
*	Advanced Energy
	Industries, Inc.	138,383	1,244
*	Ultratech, Inc.	99,946	1,230
*	Brooks Automation, Inc.	271,924	1,218
*	Ebix, Inc.	38,005	1,190
*	Actel Corp.	110,568	1,186
*	Smith Micro Software, Inc.	120,196	1,180
*	Novatel Wireless, Inc.	128,824	1,162
	Methode Electronics, Inc.
	Class A	160,272	1,125
	Technitrol, Inc.	173,345	1,122
	Daktronics, Inc.	144,039	1,109
*	FARO Technologies, Inc.	70,919	1,101
*	Symmetricom Inc.	186,175	1,074
*	Kopin Corp.	288,565	1,059
*	ComScore Inc.	79,172	1,055
*	Digi International, Inc.	104,331	1,017
	Heartland Payment
	Systems, Inc.	103,647	992
*	The Knot, Inc.	125,763	991

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
*	InfoSpace, Inc.	148,171	982
*	Radiant Systems, Inc.	117,927	979
*	Perficient, Inc.	136,153	952
	CTS Corp.	144,418	946
*	Stratasys, Inc.	85,594	941
*	Pericom
	Semiconductor Corp.	108,013	909
*	Mercury Computer
	Systems, Inc.	97,004	897
*	RadiSys Corp.	98,760	890
	Cohu, Inc.	99,047	889
*	Kulicke &
	Soffa Industries, Inc.	258,260	886
*	Newport Corp.	152,588	884
*	Intevac, Inc.	93,814	817
*	Ciber, Inc.	257,429	798
	Bel Fuse, Inc. Class B	48,743	782
*	Rudolph Technologies, Inc.	129,960	717
*	DSP Group Inc.	98,905	669
*	Integral Systems, Inc.	72,883	606
*	Network Equipment
	Technologies, Inc.	125,075	533
	Agilysys, Inc.	95,741	448
*	PC-Tel, Inc.	78,617	421
*	Startek, Inc.	51,025	409
*	Phoenix Technologies Ltd.	125,393	340
*	Sonic Solutions, Inc.	111,157	328
*	LoJack Corp.	74,512	312
*	Tollgrade
	Communications, Inc.	54,855	287
*	Gerber Scientific, Inc.	101,565	254
	Keithley Instruments Inc.	57,293	229
*	Hutchinson Technology, Inc.	96,232	188
			245,550
Materials (4.2%)
	Rock-Tenn Co.	160,811	6,137
	Eagle Materials, Inc.	182,945	4,618
	H.B. Fuller Co.	203,831	3,826
*	OM Group, Inc.	128,151	3,719
	Texas Industries, Inc.	116,170	3,643
	NewMarket Corp.	51,635	3,477
*	Calgon Carbon Corp.	229,643	3,190
	Arch Chemicals, Inc.	105,185	2,586
	AMCOL International Corp.	95,065	2,052
	Balchem Corp.	77,393	1,898
	Schweitzer-Mauduit
	International, Inc.	64,306	1,750
*	RTI International
	Metals, Inc.	98,024	1,732
	A. Schulman Inc.	110,315	1,667
	Deltic Timber Corp.	44,420	1,576
*	Brush Engineered
	Materials Inc.	85,396	1,430

	Wausau Paper Corp.	207,190	1,392
	Stepan Co.	30,506	1,347
*	Clearwater Paper Corp.	48,288	1,221
	Zep, Inc.	91,148	1,098
*	PolyOne Corp.	391,536	1,061
*	Century Aluminum Co.	169,395	1,055
	Myers Industries, Inc.	119,990	998
	American Vanguard Corp.	85,766	969
	Olympic Steel, Inc.	38,460	941
	A.M. Castle & Co.	70,565	852
*	Buckeye Technology, Inc.	165,637	744
	Quaker Chemical Corp.	46,710	621
*	Headwaters Inc.	178,491	600
	Neenah Paper Inc.	61,805	544
	Penford Corp.	47,160	273
			57,017
Telecommunication Services (0.5%)
*	Neutral Tandem, Inc.	76,143	2,248
	Iowa Telecommunications
	Services Inc.	137,858	1,724
*	Cbeyond Inc.	108,360	1,555
*	General
	Communication, Inc.	185,674	1,287
	FairPoint
	Communications, Inc.	5,396	3
			6,817
Utilities (4.7%)
	Atmos Energy Corp.	385,840	9,661
	Piedmont Natural Gas, Inc.	308,328	7,434
	New Jersey
	Resources Corp.	176,859	6,551
	Northwest Natural Gas Co.	111,154	4,926
	South Jersey Industries, Inc.	124,977	4,361
	Southwest Gas Corp.	187,388	4,162
	Avista Corp.	229,114	4,081
	UniSource Energy Corp.	149,365	3,964
	ALLETE, Inc.	116,743	3,356
	CH Energy Group, Inc.	66,148	3,089
	The Laclede Group, Inc.	92,868	3,077
	UIL Holdings Corp.	125,271	2,812
	American States Water Co.	77,244	2,676
*	El Paso Electric Co.	188,863	2,637
	Central Vermont Public
	Service Corp.	49,245	891
			63,678
Total Common Stocks
(Cost $1,468,462)			1,347,431

Tax-Managed Small-Cap Fund

		Market
		Value•
	Shares	($000)
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
2 Vanguard Market
Liquidity Fund, 0.395%
(Cost $1,359)	1,358,950	1,359
Total Investments (99.7%)
(Cost $1,469,821)		1,348,790
Other Assets and Liabilities (0.3%)
Other Assets		19,758
Liabilities		(16,065)
		3,693
Net Assets (100%)		1,352,483

At June 30, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	1,645,431
Undistributed Net Investment Income	1,604
Accumulated Net Realized Losses	(173,521)
Unrealized Appreciation (Depreciation)	(121,031)
Net Assets	1,352,483

Investor Shares—Net Assets
Applicable to 70,733,964 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,242,311
Net Asset Value Per Share—
Investor Shares	$17.56

Institutional Shares—Net Assets
Applicable to 6,259,346 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	110,172
Net Asset Value Per Share—
Institutional Shares	$17.60

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

1  Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.

2  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Statement of Operations

Six Months Ended
June 30, 2009
($000)
Investment Income
Income
Dividends[1]	5,466
Interest[1]	5
Total Income	5,471
Expenses
The Vanguard Group—Note B
Investment Advisory Services	68
Management and Administrative—Investor Shares	778
Management and Administrative—Institutional Shares	21
Marketing and Distribution—Investor Shares	190
Marketing and Distribution—Institutional Shares	15
Custodian Fees	20
Shareholders’ Reports and Proxies—Investor Shares	21
Shareholders’ Reports and Proxies—Institutional Shares	—
Trustees’ Fees and Expenses	1
Total Expenses	1,114
Net Investment Income	4,357
Realized Net Gain (Loss) on Investment Securities Sold[1]	(33,788)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	33,163
Net Increase (Decrease) in Net Assets Resulting from Operations	3,732

1  Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $0, $5,000, and ($1,396,000), respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,357	20,498
Realized Net Gain (Loss)	(33,788)	96,895
Change in Unrealized Appreciation (Depreciation)	33,163	(747,423)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,732	(630,030)
Distributions
Net Investment Income
Investor Shares	(283)	(19,336)
Institutional Shares	(30)	(1,688)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
Total Distributions	(313)	(21,024)
Capital Share Transactions
Investor Shares	(18,175)	53,676
Institutional Shares	6,827	(6,279)
Net Increase (Decrease) from Capital Share Transactions	(11,348)	47,397
Total Increase (Decrease)	(7,929)	(603,657)
Net Assets
Beginning of Period	1,360,412	1,964,069
End of Period[1]	1,352,483	1,360,412

1  Net Assets—End of Period includes undistributed (overdistributed) net investment income of $1,604,000 and ($2,440,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$17.44	$25.62	$25.72	$22.70	$21.25	$17.44
Investment Operations
Net Investment Income	.055	.266	.229	.191	.193	.172
Net Realized and Unrealized Gain (Loss)
on Investments[1]	.069	(8.174)	(.097)	3.023	1.454	3.811
Total from Investment Operations	.124	(7.908)	.132	3.214	1.647	3.983
Distributions
Dividends from Net Investment Income	(.004)	(.272)	(.232)	(.194)	(.197)	(.173)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.004)	(.272)	(.232)	(.194)	(.197)	(.173)
Net Asset Value, End of Period	$17.56	$17.44	$25.62	$25.72	$22.70	$21.25

Total Return[2]	0.72%	–30.82%	0.51%	14.15%	7.74%	22.84%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,242	$1,258	$1,793	$1,756	$1,458	$1,282
Ratio of Total Expenses to
Average Net Assets	0.19%[3]	0.14%	0.13%	0.14%	0.14%	0.14%
Ratio of Net Investment Income to
Average Net Assets	0.99%[3]	1.16%	0.86%	0.78%	0.92%	0.96%
Portfolio Turnover Rate[4]	32%[3]	32%	53%	42%	20%	19%

1  Includes increases from redemption fees of $.00, $.01, $.01, $.01, $.01, and $.01.

2  Total returns do not reflect the 1% redemption fee on shares held less than five years; the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year; or the account service fee that may be applicable to certain accounts with balances below $10,000.

3  Annualized.

4  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares. See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Financial Highlights

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$17.47	$25.66	$25.77	$22.74	$21.28	$17.47
Investment Operations
Net Investment Income	.064	.275	.242	.209	.213	.178
Net Realized and Unrealized Gain (Loss)
on Investments[1]	.071	(8.184)	(.108)	3.028	1.454	3.811
Total from Investment Operations	.135	(7.909)	.134	3.237	1.667	3.989
Distributions
Dividends from Net Investment Income	(.005)	(.281)	(.244)	(.207)	(.207)	(.179)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.005)	(.281)	(.244)	(.207)	(.207)	(.179)
Net Asset Value, End of Period	$17.60	$17.47	$25.66	$25.77	$22.74	$21.28

Total Return[2]	0.78%	–30.77%	0.51%	14.23%	7.82%	22.83%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$110	$102	$171	$128	$94	$15
Ratio of Total Expenses to
Average Net Assets	0.09%[3]	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	1.09%[3]	1.21%	0.90%	0.83%	0.97%	1.01%
Portfolio Turnover Rate[4]	32%[3]	32%	53%	42%	20%	19%

1  Includes increases from redemption fees of $.00, $.01, $.01, $.01, $.00, and $.01.

2  Total returns do not reflect the 1% redemption fee on shares held less then five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held for less than one year.

3  Annualized.

4  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares. See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Notes to Financial Statements

Vanguard Tax-Managed Small-Cap Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2005–2008) and for the period ended June 30, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxies. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2009, the fund had contributed capital of $313,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.13% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Tax-Managed Small-Cap Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At June 30, 2009, 100% of the fund’s investments were valued based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2008, the fund had available realized losses of $123,667,000 to offset future net capital gains of $2,167,000 through December 31, 2011, $9,132,000 through December 31, 2015, $86,306,000 through December 31, 2016, and $26,062,000 through December 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2009, the cost of investment securities for tax purposes was $1,469,821,000. Net unrealized depreciation of investment securities for tax purposes was $121,031,000, consisting of unrealized gains of $151,778,000 on securities that had risen in value since their purchase and $272,809,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2009, the fund purchased $197,749,000 of investment securities and sold $207,487,000 of investment securities, other than temporary cash investments.

Tax-Managed Small-Cap Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2009		December 31, 2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	60,889	3,854	520,702	22,445
Issued in Lieu of Cash Distributions	232	17	15,709	940
Redeemed[1]	(79,296)	(5,300)	(482,735)	(21,216)
Net Increase (Decrease)—Investor Shares	(18,175)	(1,429)	53,676	2,169
Institutional Shares
Issued	7,263	446	35,129	1,461
Issued in Lieu of Cash Distributions	19	1	1,126	67
Redeemed[1]	(455)	(30)	(42,534)	(2,347)
Net Increase (Decrease)—Institutional Shares	6,827	417	(6,279)	(819)
1 Net of redemption fees for fiscal 2009 and 2008 of $284,000 and $881,000, respectively (fund totals).

G. In preparing the financial statements as of June 30, 2009, management considered the impact of subsequent events occurring through August 5, 2009, for potential recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the 1% fee on redemptions of shares held for less than five years, nor do they include the account service fee described in the prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended June 30, 2009
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Tax-Managed Fund	12/31/2008	6/30/2009	Period[1]
Based on Actual Fund Return
Balanced	$1,000.00	$1,055.44	$0.76
Growth and Income
Investor Shares	$1,000.00	$1,031.93	$1.06
Admiral Shares	1,000.00	1,032.28	0.76
Institutional Shares	1,000.00	1,032.58	0.45
Capital Appreciation
Investor Shares	$1,000.00	$1,052.05	$1.07
Admiral Shares	1,000.00	1,052.41	0.76
Institutional Shares	1,000.00	1,052.95	0.46
Small-Cap
Investor Shares	$1,000.00	$1,007.17	$0.95
Institutional Shares	1,000.00	1,007.81	0.45
Based on Hypothetical 5% Yearly Return
Balanced	$1,000.00	$1,024.05	$0.75
Growth and Income
Investor Shares	$1,000.00	$1,023.75	$1.05
Admiral Shares	1,000.00	1,024.05	0.75
Institutional Shares	1,000.00	1,024.35	0.45
Capital Appreciation
Investor Shares	$1,000.00	$1,023.75	$1.05
Admiral Shares	1,000.00	1,024.05	0.75
Institutional Shares	1,000.00	1,024.35	0.45
Small-Cap
Investor Shares	$1,000.00	$1,023.85	$0.95
Institutional Shares	1,000.00	1,024.35	0.45

1  The calculations are based on expenses incurred during the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: for the Tax-Managed Balanced Fund, 0.15%; for the Tax-Managed Growth and Income Fund, 0.21% for Investor Shares, 0.15% for Admiral Shares, and 0.09% for Institutional Shares; for the Tax-Managed Capital Appreciation Fund, 0.21% for Investor Shares, 0.15% for Admiral Shares, and 0.09% for Institutional Shares; for the Tax-Managed Small-Cap Fund, 0.19% for Investor Shares and 0.09% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangement

The board of trustees of the Vanguard Tax-Managed Balanced Fund, Tax-Managed Growth and Income Fund, Tax-Managed Capital Appreciation Fund, and Tax-Managed Small-Cap Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity and Fixed Income Groups—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the funds’ investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. Both the Quantitative Equity Group and the Fixed Income Group adhere to sound, disciplined investment management processes; each group’s team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board concluded that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost

The board concluded that the funds’ expense ratios were far below the average expense ratios charged by funds in their peer groups. The board noted that the funds’ advisory expense ratios were also well below their peer-group averages. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Largest State Concentrations. An indicator of diversification. The less concentrated a fund’s holdings of bonds, the less the fund will be hurt by any financial problems in a single state or region.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 157 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Interested Trustees

John J. Brennan1

Born 1954. Trustee Since May 1987. Chairman of the Board. Principal Occupation(s) During the Past Five Years: Chairman of the Board and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group; Chief Executive Officer and President of The Vanguard Group and of each of the investment companies served by The Vanguard Group (1996–2008); Chairman of the Financial Accounting Foundation; Governor of the Financial Industry Regulatory Authority (FINRA); Director of United Way of Southeastern Pennsylvania.

F. William McNabb III1

Born 1957. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years: Director of The Vanguard Group, Inc., since 2008; Chief Executive Officer and President of The Vanguard Group and of each of the investment companies served by The Vanguard Group since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

Independent Trustees

Charles D. Ellis

Born 1937. Trustee Since January 2001. Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years: Retired Executive Chief Staff and Marketing Officer for North America and Corporate Vice President of Xerox Corporation (photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), the United Way of Rochester, the Boy Scouts of America, Amerigroup Corporation (direct health and medical insurance carriers), and Monroe Community College Foundation.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); President of Rohm and Haas Co. (2006–2008); Board Member of American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) and Hewlett-Packard Co. (electronic computer manufacturing); Trustee of The Conference Board.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science in the School of Arts and Sciences with Secondary Appointments at the Annenberg School for Communication and the Graduate School of Education of the University of Pennsylvania; Director of Carnegie Corporation of New York, Schuylkill River Development Corporation, and Greater Philadelphia Chamber of Commerce; Trustee of the National Constitution Center.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years: Retired Corporate Vice President, Chief Global Diversity Officer, and Member of the Executive Committee of Johnson

& Johnson (pharmaceuticals/consumer products); Vice President and Chief Information Officer of Johnson

& Johnson (1997–2005); Director of the University Medical Center at Princeton and Women’s Research and Education Institute.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and Banking, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm); Chair of the Investment Committee of HighVista Strategies LLC (private investment firm).

Alfred M. Rankin, Jr.

Born 1941. Trustee Since January 1993. Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/ lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services).

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupations During the Past Five Years: President since 2007 and Chief Operating Officer since 2005 of Corning Incorporated (communications equipment); President of Corning Technologies (2001–2005); Director of Corning Incorporated and Dow Corning; Trustee of the Corning Incorporated Foundation and the Corning Museum of Glass; Overseer of the Amos Tuck School of Business Administration at Dartmouth College.

Executive Officers

Thomas J. Higgins1

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group since 2008; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Kathryn J. Hyatt1

Born 1955. Treasurer Since November 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group since 2008; Assistant Treasurer of each of the investment companies served by The Vanguard Group (1988–2008).

Heidi Stam1

Born 1956. Secretary Since July 2005. Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since 2005; Director and Senior Vice President of Vanguard Marketing Corporation since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Michael S. Miller
Mortimer J. Buckley	James M. Norris
Kathleen C. Gubanich	Glenn W. Reed
Paul A. Heller	George U. Sauter

Founder

John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

1  These individuals are “interested persons” as defined in the Investment Company Act of 1940.

2  December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.
Direct Investor Account Services > 800-662-2739
You can obtain a free copy of Vanguard’s proxy voting
Institutional Investor Services > 800-523-1036	guidelines by visiting our website, www.vanguard.com,
and searching for “proxy voting guidelines,” or by
Text Telephone for People	calling Vanguard at 800-662-2739. The guidelines are
With Hearing Impairment > 800-952-3335	also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
the 12 months ended June 30. To get the report, visit
This material may be used in conjunction	either www.vanguard.com or www.sec.gov.
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2009 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q872 082009

>  The net asset values of Vanguard Tax-Managed International Fund’s shares (including the Europe Pacific ETF) rose more than 5%, as global stock markets sank and then bounced back during the six-month period.

>  Among major markets, stocks in the United Kingdom and Australia did particularly well, while French, German, and Japanese stocks rose more modestly.

>  The financial sector recovered from a disastrous run to post the best return for the fiscal half-year. Materials and consumer discretionary holdings also performed well.

Contents

Your Fund’s Total Returns	1
President’s Letter	2
Fund Profile	7
Performance Summary	9
Financial Statements	10
About Your Fund’s Expenses	31
Trustees Approve Advisory Arrangement	33
Glossary	34

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended June 30, 2009
	Ticker	Total
	Symbol	Returns
Vanguard Tax-Managed International Fund
Investor Shares	VTMGX	5.69%
Institutional Shares[1]	VTMNX	5.81
Vanguard Europe Pacific ETF Shares[2]	VEA
Market Price		4.65
Net Asset Value		5.75
MSCI EAFE Index		7.95
Average International Fund[3]		8.81

Your Fund’s Performance at a Glance
December 31, 2008–June 30, 2009
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Tax-Managed International Fund
Investor Shares	$8.74	$9.23	$0.006	$0.000
Institutional Shares	8.74	9.24	0.006	0.000
Europe Pacific ETF Shares	27.18	28.72	0.019	0.000

1  This class of shares carries lower expenses and is available for a minimum investment of $5 million.

2  Vanguard ETF™ Shares are traded on the NYSE Arca exchange and are available only through brokers. The table shows ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

3  Derived from data provided by Lipper Inc.

1

President’s Letter

Dear Shareholder,

During the past six months, global stock markets continued to sink, only to suddenly turn around in March and end up in positive territory. Vanguard Tax-Managed International Fund (including the net asset value of its exchange-traded counterpart, the Europe Pacific ETF) returned more than 5%. Because of temporary price differences arising from fair-value pricing policies (see page 5 for an explanation), the fund trailed the return of its benchmark index, the MSCI EAFE Index, by more than the usual small amount of the expense ratio. Meanwhile, the fund’s peer group registered an average return of almost 9%.

Stock gains petered out by the end of the period

For the six months ended June 30, the broad U.S. stock market returned 5%. The stock market began the period in negative territory, rallied through much of the spring, but then lost steam in June. While the second quarter was the strongest quarter for U.S. stocks since 2003, equity gains fizzled as investors were taken aback by a drop in consumer confidence, falling home prices, and a larger-than-expected rise in the unemployment rate.

International stocks registered a stronger showing, returning about 14% for the half-year. Emerging markets posted the best results as investors poured money into countries with strong growth prospects.

2

Higher commodity prices and a slight rebound in manufacturing orders helped reverse steep declines in international stocks from earlier in the period.

Still, pockets of the developed and developing markets, particularly in Europe, continued to struggle amid the global recession. After three consecutive monthly gains, the MSCI All Country World Index ex USA declined slightly for June.

Bond investors grew confident, sought out higher yields

As the fiscal half-year began, investors panicked by the credit-market crisis sought shelter in U.S. Treasury bonds, considered the safest of all securities. The difference between the yields of Treasuries and those of corporate bonds surged to levels not seen since the 1930s.

By mid-March, investors had gained confidence from the federal government’s efforts to thaw the credit market and stimulate the economy. Bond investors were more optimistic and more willing to take on risk; they shifted their focus away from Treasuries to higher-yielding corporate bonds. For the six months, the Barclays Capital U.S. Aggregate Bond Index returned about 2%, while high-yield bonds, as measured by the Barclays Capital U.S. Corporate High Yield Bond Index, returned about 30%.

Market Barometer
			Total Returns
		Periods Ended June 30, 2009
	Six Months	One Year	Five Years[1]
Stocks
MSCI All Country World Index ex USA (International)	14.35%	–30.54%	4.95%
Russell 1000 Index (Large-caps)	4.32	–26.69	–1.85
Russell 2000 Index (Small-caps)	2.64	–25.01	–1.71
Dow Jones U.S. Total Stock Market Index	5.00	–26.11	–1.47

Bonds
Barclays Capital U.S. Aggregate Bond Index
(Broad taxable market)	1.90%	6.05%	5.01%
Barclays Capital Municipal Bond Index	6.43	3.77	4.14
Citigroup 3-Month Treasury Bill Index	0.10	0.78	3.02

CPI
Consumer Price Index	2.60%	–1.43%	2.60%

1 Annualized.

3

Despite some murmurs in the market about longer-term inflation risks, the Federal Reserve in recent months unveiled plans to purchase Treasury and mortgage-backed securities. The Fed hoped to drive up the securities’ prices and push down yields, and thus keep borrowing costs, such as mortgage rates, low. Government initiatives also helped bring down municipal bond yields, which earlier in the period were higher than those of Treasuries, a reversal in the traditional relationship between taxable and tax-exempt yields. For the six months, the tax-exempt bond market returned more than 6%.

The Fed kept the target for short-term interest rates at an all-time low of 0% to 0.25% throughout the period.

A period of strength in both Europe and Asia

Although the first months of 2009 seemed initially to represent the latest chapter in the brutal market saga that prevailed through much of 2008, the gloom cleared in early March. Stock markets rebounded around the globe, and by the end of June, Vanguard Tax-Managed International Fund’s holdings in the developed markets of Europe and the Pacific region had gained more than 5%.

European stocks, which accounted for almost two-thirds of the fund’s assets, returned more than 7%. Stocks in the United Kingdom, the largest European market, advanced more than 13%. The second-leading European contributor was

Expense Ratios[1]
Your Fund Compared With Its Peer Group
Expense
Ratio
Vanguard Tax-Managed International Fund
Investor Shares	0.20%
Institutional Shares	0.10
Europe Pacific ETF Shares	0.16
Average International Fund	1.44

1  The fund expense ratios shown are from the prospectuses dated April 24, 2009, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended June 30, 2009, the fund’s annualized expense ratios were 0.20% for Investor Shares, 0.10% for Institutional Shares, and 0.16% for Europe Pacific ETF Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2008.

4

Sweden (+28%). Fresh optimism about the recovery prospects for beaten-down European financial companies gave that sector a strong bounce, while the materials sector looked to benefit from the early stages of an economic recovery. Bolstered by a rebound in energy prices, European energy-related firms also helped the fund’s bottom line.

In the Pacific region’s developed markets, which accounted for about a third of fund assets, the portfolio gained about 10% thanks to big jumps in Australia (+28%) and Hong Kong (+35%). Australia’s reliance on commodity exports boded well for its prospects as commodity prices rose from their winter lows, while Hong Kong profited from its close access to China’s still-growing economy. At the other end of the spectrum, a deep recession in Japan limited that market’s rise to only 3%.

As in Europe, financials in the Pacific region hit bottom in the winter and then bounced back strongly, while materials advanced smartly, as investors remained optimistic that massive industrialization in China, India, and other fast-growing economies would stoke demand for raw materials. Investors bid up shares of Asian automakers and electronics firms in anticipation of a turnaround in sales, boosting the consumer discretionary sector. In both Europe and Asia, the good news was spoiled only by negative returns in the utilities, health care, and telecommunication services sectors.

A note on fair-value pricing

The return of a fund that tracks an index sometimes may appear to diverge from the index’s return a bit more than would be expected. This may be the result of a fair-value pricing adjustment.

These adjustments address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values.

Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

5

A reminder that perseverance is often rewarded over time

The recent rally in global markets can serve as a reminder not to overreact to the market’s short-term swings, even in tumultuous periods such as 2008. International stocks badly trailed U.S. stocks in 2008, and in fact, the Tax-Managed International Fund declined for six straight quarters starting with the last quarter of 2007 (after advancing for nine consecutive quarters). It would have been easy to decide to do without international stocks. But such a hasty reaction could have been costly, keeping a portfolio that experienced the downturn from participating in the recovery.

Vanguard Tax-Managed International Fund will no doubt undergo sharp highs and lows in the future, but our experience suggests that the best way to benefit from its ability to diversify a mix of all U.S. assets is to stick with such a fund through good times and bad. With its broad exposure to more than 20 developed countries, proven tax efficiency, and low costs, the Tax-Managed International Fund is designed to be a long-term core international equity holding.

Thank you, as always, for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III

President and Chief Executive Officer

July 21, 2009

Vanguard Europe Pacific ETF
Premium/Discount: July 20, 2007 [1]–June 30, 2009

	Market Price Above or		Market Price Below
	Equal to Net Asset Value		Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	172	35.04%	48	9.77%
25–49.9	167	34.01	13	2.65
50–74.9	47	9.57	2	0.41
75–100.0	15	3.05	3	0.61
>100.0	21	4.28	3	0.61
Total	422	85.95%	69	14.05%

1 Inception.

2  One basis point equals 1/100 of a percentage point.

6

Tax-Managed International Fund

Fund Profile

As of June 30, 2009

Portfolio Characteristics
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	946	957	1,791
Turnover Rate[3]	13%	—	—
Expense Ratio[4]		—	—
Investor Shares	0.20%
Institutional Shares	0.10%
Europe Pacific
ETF Shares	0.16%
Short-Term Reserves	0.0%	—	—

Volatility Measures[5]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.98	0.96
Beta	1.02	0.94

Sector Diversification (% of equity exposure)
		Comparative	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	10.1%	10.0%	8.5%
Consumer Staples	10.1	10.0	8.5
Energy	8.7	8.7	11.5
Financials	23.8	24.5	25.3
Health Care	8.4	8.4	6.5
Industrials	11.6	11.4	10.0
Information Technology	5.3	5.2	6.6
Materials	9.4	9.4	10.9
Telecommunication
Services	6.1	6.0	6.7
Utilities	6.5	6.4	5.5

Ten Largest Holdings[6]	(% of total net assets)

Royal Dutch Shell PLC	integrated oil
	and gas	1.9%
BP PLC	integrated oil
	and gas	1.8
HSBC Holdings PLC	diversified banks	1.7
BHP Billiton	diversified metals
	and mining	1.7
Nestle SA (Registered)	packaged foods
	and meats	1.7
Total SA	integrated oil
	and gas	1.4
Toyota Motor Corp.	automobile
	manufacturers	1.3
Vodafone Group PLC	wireless
	telecommunication
	services	1.2
Banco Santander SA	diversified banks	1.2
Telefonica SA	integrated
	telecommunication
	services	1.2
Top Ten		15.1%

Fund Allocation by Region

1  MSCI EAFE Index.

2  MSCI All Country World Index ex USA.

3  Annualized.

4  The expense ratios shown are from the prospectuses dated April 24, 2009, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended June 30, 2009, the fund’s annualized expense ratios were 0.20% for Investor Shares, 0.10% for Institutional Shares, and 0.16% for Europe Pacific ETF Shares.

5  For an explanation of R-squared, beta, and other terms used here, see the Glossary.

6  The holdings listed exclude any temporary cash investments and equity index products.

7

Tax-Managed International Fund

Market Diversification (% of equity exposure)
		Comparative	Broad
	Fund	Index[1]	Index[2]
Europe
United Kingdom	21.0%	21.0%	15.1%
France	10.4	10.4	7.4
Germany	7.8	7.8	5.6
Switzerland	7.5	7.4	5.3
Spain	4.5	4.5	3.2
Italy	3.6	3.5	2.5
Sweden	2.4	2.4	1.7
Netherlands	2.3	2.3	1.7
Finland	1.3	1.3	0.9
Other European
Markets	4.2	4.0	2.9
Subtotal	65.0%	64.6%	46.3%
Pacific
Japan	24.1%	24.1%	17.4%
Australia	7.1	7.4	5.3
Hong Kong	2.4	2.4	1.7
Singapore	1.3	1.4	1.0
Other Pacific
Markets	0.1	0.1	0.1
Subtotal	35.0%	35.4%	25.5%
Emerging Markets
Combined	—	—	21.0%
North America
Canada	—	—	7.2%

1  MSCI EAFE Index.

2  MSCI All Country World Index ex USA.

8

Tax-Managed International Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): August 17, 1999–June 30, 2009

Average Annual Total Returns: Periods Ended June 30, 2009
				Since
	Inception Date	One Year	Five Years	Inception
Tax-Managed International Fund
Investor Shares[2]	8/17/1999	–30.55%	2.55%	1.14%
Fee-Adjusted Returns[2,3]		–31.23	2.55	1.14
Institutional Shares	1/4/2001	–30.48	2.63	1.08
Fee-Adjusted Returns[3]		–31.16	2.63	1.08
Europe Pacific ETF Shares	7/20/2007
Market Price		–30.61	–22.55[4]	—
Net Asset Value		–30.51	–22.52[4]	—

1  Six months ended June 30, 2009.

2  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3  Reflects the 1% fee assessed on redemptions of shares held in the fund for less than five years.

4  Return since inception.

Note: See Financial Highlights tables for dividend and capital gains information.

9

Tax-Managed International Fund

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.0%)
Australia (7.1%)
	BHP Billiton Ltd.	1,817,881	49,803
	Westpac Banking
	Corp., Ltd.	1,579,652	25,700
	Commonwealth Bank
	of Australia	807,030	25,297
	National Australia
	Bank Ltd.	1,042,733	18,786
	Australia & New Zealand
	Bank Group Ltd.	1,267,896	16,803
	Woolworths Ltd.	668,966	14,193
	Wesfarmers Ltd.	555,111	10,107
	Woodside Petroleum Ltd.	266,834	9,218
	QBE Insurance Group Ltd.	542,704	8,684
	CSL Ltd.	331,567	8,573
	Telstra Corp. Ltd.	2,502,263	6,828
	Newcrest Mining Ltd.	267,469	6,537
	Rio Tinto Ltd.	156,223	6,526
	Origin Energy Ltd.	479,757	5,649
	Macquarie Group, Ltd.	170,265	5,330
	Santos Ltd.	450,746	5,281
	Foster’s Group Ltd.	1,061,154	4,397
	AMP Ltd.	1,103,173	4,322
	Suncorp-Metway Ltd.	729,371	3,921
	Brambles Ltd.	768,048	3,677
	Orica Ltd.	205,713	3,580
*	Rio Tinto Ltd. Assimilation
	Line Exp. 7/10/09	82,017	3,450
	Insurance Australia
	Group Ltd.	1,132,351	3,197
	Australian Stock
	Exchange Ltd.	95,823	2,847
	AGL Energy Ltd.	248,439	2,688
*	Fortescue Metals
	Group Ltd.	730,105	2,213
	Transurban Group	650,487	2,186
	Coca-Cola Amatil Ltd.	311,733	2,160
	BlueScope Steel Ltd.	1,054,412	2,138
	Tabcorp Holdings Ltd.	367,608	2,116

	Sonic Healthcare Ltd.	211,128	2,094
	Toll Holdings Ltd.	411,909	2,067
	Amcor Ltd.	486,162	1,955
	AXA Asia Pacific
	Holdings Ltd.	589,672	1,842
	Computershare Ltd.	252,536	1,830
	Leighton Holdings Ltd.	95,520	1,802
	WorleyParsons Ltd.	93,251	1,777
	Incitec Pivot Ltd.	914,912	1,741
	Sims Metal
	Management Ltd.	82,351	1,715
	Wesfarmers, Ltd. Price
	Protected Shares	89,092	1,684
	Lend Lease Corp.	292,060	1,644
	Alumina Ltd.	1,429,514	1,643
	OneSteel Ltd.	792,860	1,639
	Lion Nathan Ltd.	173,130	1,613
	Tatt’s Group, Ltd.	780,472	1,599
	Crown Ltd.	272,374	1,587
	Metcash Ltd.	439,832	1,527
	Cochlear Ltd.	32,311	1,500
	OZ Minerals Ltd.	1,836,070	1,346
	John Fairfax
	Holdings Ltd.	1,331,301	1,305
*	Paladin Resources Ltd.	331,448	1,303
	CSR Ltd.	913,977	1,243
	Qantas Airways Ltd.	756,688	1,225
	Boral Ltd.	342,576	1,118
	James Hardie
	Industries NV	314,399	1,061
	Bendigo Bank Ltd.	179,420	1,003
	Caltex Australia Ltd.	87,967	977
*	Arrow Energy, Ltd.	342,156	972
	Harvey Norman
	Holdings Ltd.	318,112	843
	Macquarie Airports Group	448,081	833
	Aristocrat Leisure Ltd.	271,968	829
	Goodman Fielder Ltd.	764,091	802
	Energy Resources of
	Australia Ltd.	41,822	785
	Nufarm Ltd.	105,067	775

10

Tax-Managed International Fund

			Market
			Value•
		Shares	($000)
	Perpetual Trustees
	Australia Ltd.	31,080	713
	Billabong International Ltd.	96,767	680
	SP Ausnet	761,512	472
	Sims Metal
	Management Ltd. ADR	3,072	63
			315,814
Austria (0.3%)
	OMV AG	83,351	3,134
	Telekom Austria AG	179,724	2,814
	Erste Bank der
	Oesterreichischen
	Sparkassen AG	101,745	2,762
	Oesterreichische
	Elektrizitaetswirtschafts
	AG Class A	44,973	2,294
	Voestalpine AG	59,370	1,635
	Raiffeisen International
	Bank-Holding AG	34,899	1,218
	Vienna Insurance Group	25,433	1,109
			14,966
Belgium (0.9%)
	Anheuser-Busch InBev NV	393,088	14,253
*	Fortis	1,240,403	4,247
	Delhaize Group	56,182	3,955
	Solvay SA	33,499	2,834
	Belgacom SA	84,990	2,718
*	Dexia	298,244	2,277
	Colruyt NV	8,671	1,981
	UCB SA	58,614	1,882
*	KBC Bank &
	Verzekerings Holding	90,623	1,667
	Umicore	67,294	1,534
	Mobistar SA	19,455	1,201
			38,549
Denmark (0.9%)
	Novo Nordisk A/S B Shares	247,288	13,469
*	Vestas Wind Systems A/S	108,849	7,812
*	Danske Bank A/S	250,280	4,318
	AP Moller-Maersk A/S
	B Shares	636	3,811
	Carlsberg A/S B Shares	56,461	3,622
	Novozymes A/S	24,024	1,954
	AP Moller-Maersk A/S
	A Shares	286	1,676
*	DSV A/S	91,750	1,138
*	Topdanmark A/S	8,260	965
	Coloplast A/S B Shares	10,725	737
*	William Demant A/S	14,200	735
	Trygvesta A/S	9,805	578
	H. Lundbeck A/S	28,600	544
			41,359
Finland (1.3%)
	Nokia Oyj	2,056,107	30,116
	Fortum Oyj	243,179	5,543

	Sampo Oyj A Shares	235,810	4,459
	Kone Oyj	93,346	2,866
	UPM-Kymmene Oyj	296,061	2,584
*	Stora Enso Oyj R Shares	336,005	1,777
	Wartsila Oyj B Shares	47,275	1,526
	Outokumpu Oyj A Shares	71,000	1,227
	Metso Oyj	64,740	1,212
	Nokian Renkaat Oyj	64,248	1,209
	Neste Oil Oyj	86,058	1,198
	Kesko Oyj	39,860	1,056
	Elisa Oyj Class A	62,893	1,036
	Rautaruuki Oyj	50,770	1,018
	Sanoma Oyj	49,950	775
	Pohjola Bank PLC	91,130	730
	Orion Oyj	31,800	499
			58,831
France (10.5%)
	Total SA	1,151,775	62,427
	Sanofi-Aventis	567,929	33,559
	BNP Paribas SA	451,989	29,475
	GDF Suez	650,548	24,352
	France Telecom SA	982,960	22,366
	Axa	841,888	15,934
	ArcelorMittal
	(Amsterdam Shares)	465,267	15,397
	Vivendi SA	628,243	15,080
	Groupe Danone	294,645	14,610
	Carrefour SA	340,597	14,607
	Societe Generale Class A	251,866	13,825
	Air Liquide SA	134,006	12,296
	Vinci SA	228,726	10,321
	LVMH Louis Vuitton
	Moet Hennessy	132,094	10,131
	L’Oreal SA	130,212	9,774
	Schneider Electric SA	124,844	9,555
	Cie. de St. Gobain SA	200,983	6,763
	Pernod Ricard SA	105,923	6,697
	Unibail Co.	44,290	6,622
	Alstom	109,216	6,485
	Electricite de France	127,250	6,213
	Veolia Environnement	205,923	6,088
	Credit Agricole SA	484,975	6,081
*	Lafarge SA	79,167	5,386
	Essilor International SA	109,922	5,257
	Bouygues SA	122,437	4,630
	Compagnie Generale
	des Etablissements
	Michelin SA	79,648	4,562
	Hermes International	27,839	3,876
*	Renault SA	101,901	3,765
	Vallourec SA	29,591	3,617
	European Aeronautic
	Defence and Space Co.	214,982	3,491
	PPR	41,989	3,442
*	Alcatel-Lucent	1,282,299	3,216
	Accor SA	79,011	3,148

11

Tax-Managed International Fund

			Market
			Value•
		Shares	($000)
	Cap Gemini SA	80,718	2,987
	STMicroelectronics NV	379,640	2,862
	SES Global Fiduciary
	Depositary Receipts	148,861	2,847
	Technip SA	57,672	2,844
	Suez Environnement SA	150,280	2,634
	Sodexho Alliance SA	49,308	2,539
	Christian Dior SA	33,416	2,503
	Thales SA	50,156	2,252
*	PSA Peugeot Citroen	83,926	2,216
	Lagardere S.C.A.	66,387	2,213
	Publicis Groupe SA	65,868	2,017
	CNP Assurances	20,954	2,005
*	Lafarge SA Assimilation
	Line Exp. 7/1/09	29,568	1,936
	SCOR SA	91,445	1,879
	Casino Guichard-Perrachon
	SA	27,698	1,876
	Dassault Systemes SA	37,152	1,645
*	Compagnie Generale de
	Geophysique SA	81,727	1,479
	Safran SA	108,100	1,432
	Neopost SA	15,874	1,429
	Bureau Veritas SA	27,740	1,366
	Klepierre	51,062	1,323
	Eutelsat Communications	50,173	1,299
	Eiffage SA	20,978	1,226
	Legrand SA	53,072	1,161
	Aeroports de Paris (ADP)	14,824	1,090
	Fonciere Des Regions	13,505	1,018
	Air France	78,294	1,004
*	Natixis	502,167	977
	ICADE	11,641	958
	Atos Origin SA	26,536	904
	Eramet SLN	3,106	816
	Societe Television
	Francaise 1	69,220	780
*	Iliad SA	8,006	779
	M6 Metropole Television	39,238	744
	Societe des Autoroutes
	Paris-Rhin-Rhone	10,817	738
	Societe BIC SA	12,790	736
	Biomerieux SA	8,270	727
	PagesJaunes SA	73,296	715
	Gecina SA	10,981	681
	Ipsen Promesses	14,062	616
*	Imerys SA	14,077	592
*	JCDecaux SA	32,125	511
*	Imerys SA Assimilation
	Line Exp. 7/2/09	2,236	85
			465,489
Germany (7.9%)
	E.On AG	1,018,600	36,158
	Siemens AG	444,569	30,743
	Allianz AG	245,087	22,608
	Bayer AG	408,373	21,946

	BASF AG	499,475	19,900
	SAP AG	464,530	18,729
	Deutsche Bank AG	302,515	18,390
	Deutsche Telekom AG	1,522,350	17,998
	RWE AG	226,732	17,880
	Daimler AG (Registered)	488,392	17,736
	Volkswagen AG	47,911	16,232
	Muenchener
	Rueckversicherungs-
	Gesellschaft
	AG (Registered)	111,904	15,119
	Deutsche Boerse AG	106,229	8,267
	Bayerische Motoren Werke
	AG	180,706	6,826
	Linde AG	82,745	6,798
	Deutsche Post AG	461,112	6,021
	Fresenius Medical Care AG	105,027	4,720
	K&S AG	81,297	4,586
	ThyssenKrupp AG	182,408	4,544
	Adidas AG	106,680	4,065
	Volkswagen AG Pfd.	57,973	4,057
	Merck KGaA	35,697	3,632
	Man AG	58,401	3,593
	Porsche AG	48,533	3,267
	Henkel AG & Co. KGaA	98,894	3,088
	Metro AG	61,983	2,961
*	Commerzbank AG	392,944	2,450
	Fresenius AG Pfd.	44,899	2,429
	Beiersdorf AG	49,187	2,317
*	Qiagen NV	110,769	2,057
	Henkel KGaA	73,315	1,978
	Salzgitter AG	22,068	1,945
	Deutsche Lufthansa AG	112,909	1,418
*	Deutsche Postbank AG	50,711	1,293
*	Hannover
	Rueckversicherung AG	34,350	1,270
	RWE AG Pfd.	18,989	1,268
	GEA Group AG	79,400	1,206
	Solarworld AG	48,462	1,147
	Celesio AG	49,891	1,146
	Wacker Chemie AG	8,832	1,020
	Fraport AG	21,984	943
	Hochtief AG	17,177	867
*	United Internet AG	72,469	851
	Suedzucker AG	38,094	772
	Bayerische Motoren Werke
	(BMW)	31,763	767
	Fresenius AS	16,240	760
	Puma AG	2,945	645
*	TUI AG	83,695	618
	Hamburger Hafen
	und Logistik AG	15,444	597
			349,628

12

Tax-Managed International Fund

			Market
			Value•
		Shares	($000)
Greece (0.6%)
*	National Bank of Greece
	SA ADR	1,232,339	6,766
	Greek Organization of
	Football Prognostics	112,472	2,999
	Hellenic
	Telecommunications
	Organization SA ADR	289,218	2,212
*	Alpha Credit Bank SA	188,348	2,062
	Coca-Cola Hellenic
	Bottling Co. SA	94,980	1,958
	Bank of Cyprus
	Public Co. Ltd.	289,417	1,635
*	EFG Eurobank Ergasias	152,971	1,609
*	Bank of Piraeus	157,753	1,571
	Marfin Financial Group SA	338,142	1,451
	Public Power Corp.	58,860	1,214
*	National Bank of Greece SA	24,024	666
	Titan Cement Co. SA	22,380	591
	Hellenic Petroleum SA	43,410	420
	Hellenic
	Telecommunications
	Organization SA	21,242	325
			25,479
Hong Kong (2.4%)
	Sun Hung Kai
	Properties Ltd.	770,064	9,562
	Cheung Kong Holdings Ltd.	758,500	8,673
	Hong Kong Exchanges
	& Clearing Ltd.	558,100	8,626
	Hutchison Whampoa Ltd.	1,176,512	7,653
	CLP Holdings Ltd.	1,137,432	7,537
	Hang Seng Bank Ltd.	421,743	5,903
	Hong Kong
	& China Gas Co., Ltd.	2,249,433	4,722
	Hong Kong Electric
	Holdings Ltd.	788,600	4,381
	Swire Pacific Ltd.
	A Shares	424,088	4,257
	Hang Lung Properties Ltd.	1,147,810	3,780
	Boc Hong Kong
	Holdings Ltd.	2,093,500	3,642
	Henderson Land
	Development Co. Ltd.	624,006	3,561
	Esprit Holdings Ltd.	618,472	3,436
	Wharf Holdings Ltd.	765,741	3,229
	Li & Fung Ltd.	1,206,835	3,222
	New World
	Development Co., Ltd.	1,416,750	2,550
	Bank of East Asia Ltd.	823,063	2,494
	MTR Corp.	738,000	2,205
	Hang Lung
	Development Co., Ltd.	457,000	2,138
	Kerry Properties Ltd.	406,500	1,771
	Sino Land Co.	973,000	1,602
	Wheelock and Co. Ltd.	542,000	1,393

	Shangri-La Asia Ltd.	758,510	1,120
	Hopewell Holdings Ltd.	348,000	1,087
	Hysan Development
	Co., Ltd.	385,000	986
	Wing Hang Bank Ltd.	109,500	956
*	Foxconn International
	Holdings Ltd.	1,268,000	824
	Cathay Pacific Airways Ltd.	575,770	790
	Cheung Kong
	Infrastructure
	Holdings Ltd.	220,000	771
	Yue Yuen Industrial
	(Holdings) Ltd.	318,000	748
	NWS Holdings Ltd.	404,000	727
	PCCW Ltd.	2,400,000	625
	Television Broadcasts Ltd.	133,000	533
	ASM Pacific
	Technology Ltd.	90,300	462
	Orient Overseas
	International Ltd.	96,800	411
	Lifestyle International
	Holdings, Ltd.	247,000	341
	Hong Kong Aircraft
	& Engineering Co., Ltd.	28,800	335
			107,053
Ireland (0.3%)
	CRH PLC	367,242	8,441
	Kerry Group PLC A Shares	89,234	2,034
*	Elan Corp. PLC	297,780	1,955
*	Ryanair Holdings PLC	132,767	614
	Anglo Irish Bank Corp. PLC	257,065	78
			13,122
Italy (3.6%)
	Eni SpA	1,406,422	33,356
*	UniCredit SpA	7,799,456	19,727
	Enel SpA	3,564,222	17,400
*	Intesa Sanpaolo SpA	4,176,261	13,496
	Assicurazioni Generali
	SpA	574,072	11,956
	Telecom Italia SpA	5,475,680	7,592
*	Fiat SpA	420,548	4,241
	Unione di Banche Italiane
	SpA	313,159	4,081
	Saipem SpA	146,122	3,570
	Tenaris S.A.	259,936	3,546
	Snam Rete Gas SpA	795,983	3,497
	Telecom Italia SpA RNC	3,345,279	3,296
	Finmeccanica SpA	224,914	3,172
	Mediobanca Banca di
	Credito Finanziaria SpA	249,997	2,979
	Atlantia SpA	143,311	2,903
*	Banco Popolare SpA	355,148	2,656
	Terna SpA	726,542	2,423
	Parmalat SpA	928,001	2,241
	Mediaset SpA	391,387	2,197

13

Tax-Managed International Fund

			Market
			Value•
		Shares	($000)
	Banca Monte dei Paschi
	di Siena SpA	1,231,397	1,990
	Alleanza Assicurazioni
	SpA	238,074	1,636
	Banca Popolare di Milano
	SpA	226,615	1,352
	Intesa Sanpaolo SpA
	Non Convertible Risp.	529,860	1,310
*	Luxottica Group SpA	52,123	1,084
	Banca Carige SpA	368,005	1,011
	A2A SpA	469,279	858
	Mediolanum SpA	134,176	717
	Exor SpA	43,385	624
	Fondiari-Sai SpA	38,602	623
*	Pirelli & C. Accomandita
	per Azioni SpA	1,579,415	554
	Lottomatica SpA	28,531	551
	Autogrill SpA	63,112	533
*	Unipol Gruppo
	Finanziario SpA	451,536	530
	Prysmian SpA	34,079	514
	Italcementi SpA	44,378	508
	ACEA SpA	40,659	497
	Saras SpA Raffinerie Sarde	168,945	482
*	Unione di Banche Italiane
	SpA Warrants Exp. 6/30/11	83,809	6
			159,709
Japan (24.1%)
	Toyota Motor Corp.	1,488,487	56,291
	Mitsubishi UFJ
	Financial Group	5,045,039	31,152
	Honda Motor Co., Ltd.	890,900	24,509
	Sumitomo Mitsui
	Financial Group, Inc.	487,940	19,745
	Canon, Inc.	577,233	18,855
	Tokyo Electric Power Co.	655,570	16,856
	Takeda
	Pharmaceutical Co. Ltd.	407,694	15,851
	Nintendo Co.	54,200	15,000
	Matsushita Electric
	Industrial Co., Ltd.	1,055,153	14,216
	Sony Corp.	543,800	14,187
	Mitsubishi Corp.	728,650	13,446
	NTT DoCoMo, Inc.	8,571	12,536
	Mizuho
	Financial Group, Inc.	5,167,000	12,005
	Nippon Telegraph and
	Telephone Corp.	278,700	11,350
	Nomura Holdings Inc.	1,340,300	11,313
	Mitsui & Co., Ltd.	939,000	11,127
	East Japan Railway Co.	183,100	11,024
	Nippon Steel Corp.	2,842,970	10,884
	Millea Holdings, Inc.	388,700	10,672
	Mitsubishi
	Estate Co., Ltd.	634,935	10,541

Shin-Etsu Chemical
Co., Ltd.	218,000	10,111
Seven and I Holdings
Co., Ltd.	420,020	9,851
Kansai Electric Power
Co., Inc.	419,550	9,255
JFE Holdings, Inc.	268,500	9,021
Astellas Pharma Inc.	247,614	8,744
Fanuc Co., Ltd.	105,600	8,462
KDDI Corp.	1,586	8,415
Chubu Electric Power Co.	363,200	8,388
Fuji Photo Film Co., Ltd.	259,200	8,249
Softbank Corp.	420,800	8,198
Mitsui Fudosan Co., Ltd.	472,000	8,186
Nissan Motor Co., Ltd.	1,330,500	8,075
Komatsu Ltd.	507,300	7,832
Japan Tobacco, Inc.	2,451	7,661
Toshiba Corp.	2,099,000	7,605
Mitsubishi Electric Corp.	1,092,000	6,902
Mitsubishi Heavy
Industries Ltd.	1,666,000	6,894
Kyocera Corp.	89,300	6,704
Denso Corp.	261,100	6,693
Daiichi Sankyo Co., Ltd.	366,363	6,539
Sumitomo Corp.	620,300	6,305
Kirin Brewery Co., Ltd.	449,000	6,264
Kao Corp.	281,401	6,123
Mitsui Sumitomo
Insurance Group
Holdings, Inc.	226,464	5,924
Itochu Corp.	842,000	5,843
Sharp Corp.	556,000	5,768
Hitachi Ltd.	1,827,000	5,686
Fujitsu Ltd.	1,018,000	5,530
Central Japan Railway Co.	873	5,367
Bridgestone Corp.	339,031	5,311
Kubota Corp.	626,000	5,155
Sumitomo Metal
Industries Ltd.	1,915,000	5,091
Murata Manufacturing
Co., Ltd.	117,700	5,023
Eisai Co., Ltd.	141,400	5,020
Tohoku Electric Power Co.	235,100	4,911
Keyence Corp.	23,608	4,810
Secom Co., Ltd.	117,000	4,749
Ricoh Co.	367,000	4,728
Sumitomo Electric
Industries Ltd.	419,300	4,701
Tokyo Electron Ltd.	96,500	4,657
Hoya Corp.	230,500	4,617
Kyushu Electric Power
Co., Inc.	208,500	4,487
Tokyo Gas Co., Ltd.	1,256,000	4,487
Asahi Glass Co., Ltd.	559,035	4,478
Suzuki Motor Corp.	194,600	4,363

14

Tax-Managed International Fund

			Market
			Value•
		Shares	($000)
	Sumitomo Trust &
	Banking Co., Ltd.	811,000	4,352
*	NEC Corp.	1,088,400	4,257
	Terumo Corp.	96,100	4,237
	Nippon Oil Corp.	719,000	4,234
	Dai-Nippon Printing
	Co., Ltd.	308,200	4,220
	Marubeni Corp.	947,000	4,188
	Mitsui OSK Lines Ltd.	646,000	4,175
	Daikin Industries Ltd.	129,600	4,171
	Daiwa Securities Group Inc.	696,000	4,136
	Rohm Co., Ltd.	56,400	4,114
	Sumitomo Chemical Co.	914,000	4,110
	Sumitomo Metal
	Mining Co.	289,000	4,060
	Resona Holdings Inc.	283,500	3,974
	Kintetsu Corp.	896,190	3,950
	Toray Industries, Inc.	772,000	3,930
	Inpex Holdings, Inc.	489	3,899
	Sumitomo Realty &
	Development Co.	211,000	3,853
	Nidec Corp.	60,200	3,664
	Aeon Co., Ltd.	362,573	3,577
	Bank of Yokohama Ltd.	668,000	3,576
	Osaka Gas Co., Ltd.	1,100,000	3,506
	Fast Retailing Co., Ltd.	26,700	3,480
	T & D Holdings, Inc.	119,840	3,424
*	Mitsubishi Motors Corp.	1,808,000	3,388
	Shiseido Co., Ltd.	204,000	3,337
	Shizuoka Bank Ltd.	333,000	3,296
	Asahi Kasei Corp.	649,000	3,293
	Sompo Japan Insurance Inc.	494,000	3,292
	Toppan Printing Co., Ltd.	323,000	3,254
	Daiwa House Industry
	Co., Ltd.	302,000	3,247
	Tokyu Corp.	643,000	3,244
	West Japan Railway Co.	979	3,238
	SMC Corp.	29,900	3,210
	Odakyu Electric Railway Co.	374,000	3,197
	TDK Corp.	68,000	3,192
	Shionogi & Co., Ltd.	164,000	3,169
	Yamato Holdings Co., Ltd.	234,000	3,111
	Nikon Corp.	178,000	3,079
	Chugoku Electric Power
	Co., Ltd.	146,600	3,061
	Yamada Denki Co., Ltd.	52,200	3,037
	Chiba Bank Ltd.	460,000	3,002
	Hankyu Corp.	634,304	2,970
	Asahi Breweries Ltd.	204,400	2,929
	Ajinomoto Co., Inc.	369,000	2,919
	Mitsubishi Chemical
	Holdings Corp.	682,000	2,885
	Shikoku Electric Power	96,300	2,872
	Nitto Denko Corp.	93,800	2,860
	NGK Insulators Ltd.	140,000	2,853
	Konica Minolta

	Holdings, Inc.	271,000	2,832
	Olympus Corp.	120,000	2,826
	Tobu Railway Co., Ltd.	478,000	2,806
	Yahoo Japan Corp.	8,743	2,781
	Nippon Yusen Kabushiki
	Kaisha Co.	634,000	2,730
	Nippon Mining
	Holdings Inc.	507,000	2,620
*	Sanyo Electric Co., Ltd.	1,006,000	2,605
	Kobe Steel Ltd.	1,387,000	2,583
	Sekisui House Ltd.	251,859	2,551
	Aisin Seiki Co., Ltd.	118,000	2,549
	Chugai Pharmaceutical
	Co., Ltd.	131,200	2,497
	NTT Data Corp.	764	2,466
	JS Group Corp.	158,512	2,446
	Kawasaki Heavy
	Industries Ltd.	887,000	2,443
	Nippon Electric Glass
	Co., Ltd.	209,500	2,342
	Nippon Express Co., Ltd.	515,000	2,338
	Japan Steel Works Ltd.	186,513	2,299
	Kuraray Co., Ltd.	206,000	2,284
	Rakuten, Inc.	3,763	2,267
	Hokuriku Electric Power Co.	98,400	2,250
	Daito Trust Construction
	Co., Ltd.	47,500	2,240
	Mitsui Trust Holding Inc.	580,100	2,210
	Electric Power
	Development Co., Ltd.	75,640	2,146
	OJI Paper Co., Ltd.	494,000	2,122
	Toyota Tsusho Corp.	138,493	2,051
	SBI Holdings, Inc.	10,093	2,050
	Isetan Mitsukoshi
	Holdings Ltd.	198,240	2,017
	Nipponkoa Insurance
	Co., Ltd.	342,000	1,990
	Mitsubishi Materials Corp.	637,000	1,983
	Dentsu Inc.	94,500	1,983
	Ono Pharmaceutical
	Co., Ltd.	44,500	1,974
	Ibiden Co., Ltd.	70,200	1,968
	JSR Corp.	114,500	1,961
	Hokuhoku Financial
	Group, Inc.	776,100	1,945
	Hokkaido Electric Power
	Co., Ltd.	103,400	1,936
	Ohbayashi Corp.	394,000	1,929
	Keihin Electric Express
	Railway Co., Ltd.	247,000	1,915
	Stanley Electric Co.	94,200	1,910
	Joyo Bank Ltd.	371,000	1,893
	Keio Electric Railway
	Co., Ltd.	325,000	1,888
	Trend Micro Inc.	59,000	1,884

15

Tax-Managed International Fund

			Market
			Value•
		Shares	($000)
	JGC Corp.	116,000	1,867
	Kurita Water Industries Ltd.	57,600	1,860
	Benesse Holdings, Inc.	46,100	1,849
	Bank of Kyoto Ltd.	199,000	1,844
	Toyo Seikan Kaisha Ltd.	86,400	1,828
	Oriental Land Co., Ltd.	27,000	1,810
	Hirose Electric Co., Ltd.	16,900	1,803
	Teijin Ltd.	558,000	1,794
	Furukawa Electric Co.	398,000	1,790
	Omron Corp.	123,500	1,789
	Fukuoka Financial
	Group, Inc.	398,800	1,784
	Matsushita Electric
	Works, Ltd.	184,000	1,739
	Sekisui Chemical Co.	274,000	1,718
	Kajima Corp.	541,000	1,684
	Shimizu Corp.	385,000	1,671
	Advantest Corp.	91,100	1,659
	Kyowa Hakko Kogyo Co.	147,000	1,658
	TonenGeneral Sekiyu K.K.	160,000	1,628
	Sankyo Co., Ltd.	30,500	1,627
	Lawson Inc.	36,900	1,624
	Uni-Charm Corp.	21,200	1,620
	Makita Corp.	65,600	1,587
	Takashimaya Co.	186,860	1,471
	Tanabe Seiyaku Co., Ltd.	128,000	1,471
	Yamaha Motor Co., Ltd.	131,600	1,462
	Casio Computer Co.	162,500	1,455
	Sega Sammy Holdings Inc.	114,188	1,447
	NSK Ltd.	285,000	1,443
*	IHI Corp.	834,000	1,441
	Ube Industries Ltd.	511,000	1,426
	Yamaguchi Financial
	Group, Inc.	108,000	1,424
	Taisei Corp.	590,000	1,422
	Sumitomo Heavy
	Industries Ltd.	319,000	1,419
	Mazda Motor Corp.	551,000	1,409
	The Hiroshima Bank, Ltd.	337,200	1,405
	Nippon Paper Group, Inc.	54,100	1,400
	Kawasaki Kisen Kaisha Ltd.	341,000	1,399
*	GS Yuasa Corp.	158,000	1,386
	Nippon Sanso Corp.	144,000	1,376
	Nitori Co., Ltd.	19,300	1,367
	Amada Co., Ltd.	218,000	1,351
	77 Bank Ltd.	230,000	1,339
	Namco Bandai Holdings Inc.	122,000	1,338
	All Nippon Airways Co., Ltd.	380,000	1,328
	Nomura Research
	Institute, Ltd.	59,700	1,323
	JTEKT Corp.	130,200	1,316
	Shimano, Inc.	34,200	1,314
	Sojitz Holdings Corp.	591,700	1,298
	The Hachijuni Bank Ltd.	229,600	1,297
	Nippon Sheet Glass
	Co., Ltd.	444,000	1,294

	Gunma Bank Ltd.	228,000	1,268
	Fuji Heavy Industries Ltd.	312,000	1,261
	The Iyo Bank, Ltd.	123,000	1,254
*	MEIJI Holdings Co., Ltd.	30,654	1,235
	The Chugoku Bank, Ltd.	89,000	1,234
	Nissin Food Products
	Co., Ltd.	40,600	1,228
	Tokyo Tatemono Co., Ltd.	219,000	1,220
	Mitsubishi Gas
	Chemical Co.	223,000	1,216
	Tokyu Land Corp.	264,000	1,199
	Toho Co., Ltd.	73,600	1,197
	Toto Ltd.	170,000	1,186
	The Suruga Bank, Ltd.	122,000	1,167
	Seiko Epson Corp.	71,500	1,167
	J. Front Retailing Co., Ltd.	244,200	1,165
	Marui Co., Ltd.	166,100	1,163
	Nippon Meat Packers, Inc.	92,000	1,158
	Showa Denko K.K.	647,000	1,154
	Yamaha Corp.	92,000	1,147
	NTN Corp.	285,000	1,142
	Aioi Insurance Co., Ltd.	250,000	1,139
	Santen Pharmaceutical
	Co., Ltd.	37,400	1,139
	Credit Saison Co., Ltd.	89,300	1,133
	THK Co., Inc.	75,700	1,128
	Nisshin Seifun Group Inc.	94,900	1,128
	Kamigumi Co., Ltd.	131,000	1,107
	Mitsui Chemicals, Inc.	345,000	1,100
	Sony Financial
	Holdings, Inc.	393	1,084
	Kaneka Corp.	150,000	1,066
	Konami Corp.	54,900	1,051
	Taiheiyo Cement Corp.	605,000	1,037
	Yokogawa Electric Corp.	152,200	1,026
	Sumco Corp.	72,060	1,024
	Cosmo Oil Co., Ltd.	298,000	1,009
	Susuken Co., Ltd.	34,760	1,007
	The Nishi-Nippon City
	Bank, Ltd.	398,000	1,005
	Brother Industries Ltd.	113,000	999
	Showa Shell Sekiyu K.K.	92,900	983
	Shimadzu Corp.	123,000	983
	Isuzu Motors Ltd.	612,000	982
	Shinko Securities Co., Ltd.	312,000	976
	Nisshin Steel Co.	435,000	971
	Mitsubishi Rayon Co., Ltd.	332,000	965
*	Mizuho Trust & Banking
	Co., Ltd.	741,000	958
	Toyo Suisan Kaisha, Ltd.	45,000	927
	Idemitsu Kosan Co. Ltd.	10,809	926
	Leopalace21 Corp.	103,600	926
	Tsumura & Co.	29,600	924
*	Shinsei Bank, Ltd.	578,014	923
	Hisamitsu Pharmaceutical
	Co. Inc.	29,500	917

16

Tax-Managed International Fund

			Market
			Value•
		Shares	($000)
	Yakult Honsha Co., Ltd.	47,600	909
	FamilyMart Co., Ltd.	28,800	905
	Jupiter Telecommunications
	Co., Ltd.	1,193	905
	Daihatsu Motor Co., Ltd.	95,000	883
*	Mitsui Mining & Smelting
	Co., Ltd.	339,000	875
	Citizen Watch Co., Ltd.	169,800	870
	Ushio Inc.	54,300	866
	Mitsumi Electric Co., Ltd.	40,200	859
	Hitachi Construction
	Machinery Co.	52,800	858
*	Japan Airlines System Co.	443,000	855
	Mitsui Engineering &
	Shipbuilding Co., Ltd.	363,000	853
	Shimamura Co., Ltd.	10,700	852
	Tokuyama Corp.	116,000	851
	Toho Gas Co., Ltd.	207,000	841
	Kikkoman Corp.	83,000	831
	Rinnai Corp.	18,800	831
	Mediceo Paltac
	Holdings Co., Ltd.	72,000	822
	Hitachi Chemical Co., Ltd.	50,500	813
	Keisei Electric Railway
	Co., Ltd.	131,000	781
	Nomura Real Estate
	Holdings Inc.	45,271	779
	Toyoda Gosei Co., Ltd.	28,700	775
	Acom Co., Ltd.	30,994	772
	Fuji Electric Holdings
	Co., Ltd.	466,000	769
	Mitsubishi UFJ Lease &
	Finance Company Ltd.	23,460	765
	Nissan Chemical
	Industries, Ltd.	67,000	753
	Kansai Paint Co., Ltd.	104,000	745
	AEON Mall Co., Ltd.	39,000	740
	Minebea Co., Ltd.	172,000	732
	Square Enix Co., Ltd.	30,400	714
*	Elpida Memory Inc.	65,700	708
	Tosoh Corp.	245,000	693
	Hitachi Metals Ltd.	81,000	689
	JAFCO Co., Ltd.	20,500	688
	Nisshinbo Industries, Inc.	61,000	688
	Asics Corp.	74,596	680
	Daicel Chemical
	Industries Ltd.	112,000	679
	Oracle Corp. Japan	18,200	667
	Dai Nippon
	Pharmaceutical Co., Ltd.	76,000	663
	Dowa Mining Co., Ltd.	158,000	656
	NGK Spark Plug Co.	67,000	640
*	Sapporo Hokuyo
	Holdings, Inc.	221,000	634
	Uny Co., Ltd.	74,000	632
	Denki Kagaku Kogyo K.K.	227,000	630

	Sapporo Holdings Ltd.	104,000	595
*	McDonald’s Holdings
	Company (Japan), Ltd.	31,800	590
	Yamato Kogyo Co., Ltd.	20,000	589
	Sumitomo Rubber
	Industries Ltd.	71,000	571
	NOK Corp.	48,200	560
	Yaskawa Electric Corp.	83,000	551
	Yamazaki Baking Co., Ltd.	48,000	542
	Daido Steel Co., Ltd.	132,000	540
*	Aozora Bank, Ltd.	346,000	534
	Mabuchi Motor Co.	10,900	526
	Promise Co., Ltd.	41,117	525
	Hakuhodo DY Holdings Inc.	9,260	499
	Alfresa Holdings Corp.	10,700	494
	Aeon Credit Service Co. Ltd.	37,510	491
	NHK Spring Co.	72,000	483
	USS Co., Ltd.	8,810	454
	Mitsubishi Logistics Corp.	41,000	453
	Tokyo Steel
	Manufacturing Co.	36,900	449
	Coca-Cola West Japan
	Co., Ltd.	23,200	444
	Toyota Boshoku Corp.	28,400	423
	Kinden Corp.	48,000	422
	Hitachi
	High-Technologies Corp.	24,451	415
	Ito En, Ltd.	28,100	400
	Obic Co., Ltd.	2,450	397
	Matsui Securities Co., Ltd.	40,100	364
	Canon Sales Co. Inc.	25,600	358
	Fuji Television Network, Inc.	228	343
	DeNA Co., Ltd.	101	337
	Dai-Nippon Ink &
	Chemicals, Inc.	205,000	320
	Shinko Electric Industries
	Co., Ltd.	25,173	311
	Itochu Techno-Science Corp.	9,900	294
	Dowa Fire & Marine
	Insurance Co.	59,000	285
	Maruichi Steel Tube Ltd.	15,100	285
	Onward Kashiyama Co., Ltd.	42,000	270
	Otsuka Corp.	4,860	260
	Tokyo Broadcasting
	System Holdings, Inc.	16,200	255
	ABC-Mart Inc.	8,600	221
	Hino Motors, Ltd.	69,000	215
	Hikari Tsushin, Inc.	8,500	192
	Osaka Titanium
	Technologies Co.	4,514	165
*	Dowa Mining Co., Ltd.
	Rights Exp. 1/29/10	32,000	7
			1,074,213
Netherlands (2.3%)
	Unilever NV	876,522	21,200
	Koninklijke KPN NV	933,695	12,883

17

Tax-Managed International Fund

			Market
			Value•
		Shares	($000)
	ING Groep NV	1,064,680	10,786
	Koninklijke (Royal)
	Philips Electronics NV	532,118	9,825
	Koninklijke Ahold NV	651,015	7,505
	Akzo Nobel NV	126,969	5,612
	ASML Holding NV	237,072	5,139
	Heineken NV	130,857	4,877
	Aegon NV	781,666	4,839
	TNT NV	212,539	4,154
	Reed Elsevier NV	352,143	3,894
	Koninklijke DSM NV	81,484	2,562
	Wolters Kluwer NV	143,391	2,515
	Heineken Holding NV	57,001	1,821
*	Randstad Holding NV	57,573	1,600
	Fugro NV	33,219	1,383
	Corio NV	26,974	1,316
	SBM Offshore NV	76,266	1,310
	Koninklijke Boskalis
	Westminster NV	20,103	458
			103,679
New Zealand (0.1%)
	Telecom Corp. of
	New Zealand Ltd.	1,043,901	1,833
	Fletcher Building Ltd.	308,985	1,311
	Sky City Entertainment
	Group Ltd.	334,235	577
	Contact Energy Ltd.	134,882	508
	Auckland International
	Airport Ltd.	388,576	403
			4,632
Norway (0.7%)
	StatoilHydro ASA	611,591	12,081
*	Telenor ASA	484,126	3,736
	Orkla ASA	427,589	3,109
	Yara International ASA	109,802	3,091
*	DnB NOR ASA	387,280	2,959
	Seadrill Ltd.	156,759	2,258
*	Norsk Hydro ASA	408,840	2,107
*	Renewable Energy Corp.
	AS	125,674	981
*	Renewable Energy Corp.
	AS Rights Exp. 7/13/09	43,335	155
			30,477
Portugal (0.3%)
	Electricidade de Portugal
	SA	1,007,776	3,959
	Portugal Telecom
	SGPS SA	323,968	3,178
	Banco Comercial
	Portugues SA	1,542,792	1,571
	Banco Espirito Santo SA	255,527	1,378
	Galp Energia,
	SGPS, SA B Shares	93,528	1,318
*	EDP Renovaveis SA	108,752	1,116

	Brisa-Auto Estradas
	de Portugal SA	143,985	1,035
	Cimpor-Cimento
	de Portugal SA	114,790	838
	Jeronimo Martins,
	SGPS, SA	85,852	586
			14,979
Singapore (1.3%)
	Singapore
	Telecommunications Ltd.	4,420,290	9,120
	DBS Group Holdings Ltd.	940,123	7,622
	United Overseas Bank Ltd.	671,504	6,776
	Oversea-Chinese
	Banking Corp., Ltd.	1,369,300	6,287
	Capitaland Ltd.	1,405,000	3,572
	Keppel Corp., Ltd.	673,276	3,191
	Singapore Airlines Ltd.	296,710	2,716
	Singapore Exchange Ltd.	489,000	2,381
	Singapore Press
	Holdings Ltd.	997,250	2,170
	City Developments Ltd.	289,000	1,703
	Fraser & Neave Ltd.	554,650	1,486
	Wilmar International Ltd.	425,000	1,466
	Olam International Ltd.	732,200	1,221
*	Genting Singapore PLC	2,600,000	1,217
	Singapore Technologies
	Engineering Ltd.	677,906	1,142
	Sembcorp Industries Ltd.	490,660	1,018
	ComfortDelGro Corp. Ltd.	1,106,000	974
	Golden
	Agri-Resources Ltd.	3,473,360	905
	Jardine Cycle
	N Carriage Ltd.	60,037	792
	Noble Group Ltd.	634,400	791
	United Overseas Land Ltd.	334,750	760
	SembCorp Marine Ltd.	404,600	746
	StarHub Ltd.	297,000	438
	Cosco Corp. Singapore Ltd.	439,000	376
	Neptune Orient Lines Ltd.	191,000	194
*	Golden Agri-Resources Ltd.
	Rights Exp. 7/16/09	590,471	82
*	Neptune Orient Lines Ltd.
	Rights Exp. 7/8/09	143,250	17
			59,163
Spain (4.5%)
	Banco Santander SA	4,348,900	52,570
	Telefonica SA	2,286,416	51,924
	Banco Bilbao Vizcaya
	Argentaria SA	1,907,286	24,016
	Iberdrola SA	1,969,287	16,059
	Repsol YPF SA	408,459	9,143
	Industria de Diseno
	Textil SA	116,750	5,619
	ACS, Actividades de
	Contruccion y Servisios,
	SA	79,784	4,050

18

Tax-Managed International Fund

			Market
			Value•
		Shares	($000)
	Banco Popular Espanol SA	410,072	3,588
	Banco de Sabadell SA	476,121	2,978
	Abertis Infraestructuras SA	156,745	2,960
	Red Electrica de Espana SA	63,343	2,871
	Gas Natural SDG SA	125,661	2,295
	Criteria Caixacorp SA	444,912	2,062
*	Iberdrola Renovables	438,392	2,010
	Gamesa Corporacion
	Tecnologica SA	102,276	1,950
	Acciona SA	14,404	1,779
	Bankinter SA	149,575	1,775
	Enagas SA	88,125	1,739
	Acerinox SA	80,290	1,492
	Zardoya Otis SA	64,927	1,359
	Indra Sistemas, SA	58,997	1,280
	Mapfre SA	362,957	1,186
	Grifols SA	64,821	1,150
	Grupo Ferrovial SA	32,755	1,056
	Banco de Valencia SA	105,969	1,030
	Fomento de Construc y
	Contra SA	22,704	934
	Cintra Concesiones de
	Infraestructuras de
	Transport SA	120,206	749
	Sacyr Vallehermoso SA	43,995	612
	Banco Santander SA ADR	41,998	508
	Gestevision Telecinco SA	43,919	411
*	Iberia Lineas Aereas
	de Espana SA	166,184	354
*	Zardoya Otis SA Rights
	Exp. 7/1/09	64,927	66
			201,575
Sweden (2.4%)
	Telefonaktiebolaget
	LM Ericsson AB Class B	1,623,503	15,994
	Hennes & Mauritz
	AB B Shares	281,696	14,066
	Nordea Bank AB	1,767,574	14,048
	TeliaSonera AB	1,258,097	6,622
	Svenska Handelsbanken
	AB A Shares	271,370	5,146
	Sandvik AB	555,516	4,140
*	Skandinaviska Enskilda
	Banken AB A Shares	864,076	3,822
	Atlas Copco AB A Shares	370,714	3,733
	Volvo AB B Shares	600,250	3,718
	Svenska Cellulosa
	AB B Shares	317,330	3,341
	SKF AB B Shares	215,680	2,666
	Skanska AB B Shares	206,768	2,320
	Assa Abloy AB	163,400	2,285
*	Millicom International
	Cellular SA	39,567	2,232
	Swedish Match AB	133,731	2,179
	Atlas Copco AB B Shares	219,480	1,994
*	Electrolux AB Series B	135,036	1,889
	Alfa Laval AB	194,200	1,861

	Scania AB B Shares	166,086	1,652
	Tele2 AB B Shares	157,138	1,591
	Getinge AB B Shares	115,400	1,515
	Securitas AB B Shares	177,840	1,514
	Volvo AB A Shares	227,000	1,403
	SSAB Svenskt Stal
	AB Series A	107,389	1,254
*	Swedbank AB A Shares	199,100	1,164
*	Husqvarna AB B Shares	207,404	1,132
*	Lundin Petroleum AB	129,900	1,010
	Holmen AB	33,496	733
	SSAB Svenskt Stal
	AB Series B	53,708	580
			105,604
Switzerland (7.5%)
	Nestle SA (Registered)	1,970,280	74,395
	Roche Holdings AG	379,387	51,692
	Novartis AG (Registered)	1,145,761	46,641
	Credit Suisse Group
	(Registered)	606,709	27,797
*	UBS AG	1,729,758	21,239
	ABB Ltd.	1,205,567	19,037
	Zurich Financial
	Services AG	78,593	13,892
	Syngenta AG	53,478	12,442
	Holcim Ltd. (Registered)	113,683	6,472
	Swiss Re (Registered)	190,621	6,334
*	Compagnie Financiere
	Richemont SA	286,051	5,964
	Julius Baer Holding, Ltd.	117,531	4,571
	Swisscom AG	13,601	4,185
	SGS Societe Generale de
	Surveillance Holding SA
	(Registered)	2,484	3,085
	Synthes, Inc.	31,477	3,044
	Swatch Group AG (Bearer)	17,132	2,757
*	Actelion Ltd.	52,590	2,756
	Adecco SA (Registered)	64,967	2,715
	Geberit AG	21,389	2,635
	Lonza AG (Registered)	25,290	2,516
	Givaudan SA	4,014	2,464
	Kuehne & Nagel
	International AG	28,235	2,218
	Sonova Holding AG	23,868	1,943
	Baloise Holdings AG	25,968	1,931
	Schindler Holding AG
	(Bearer Participation
	Certificates)	27,954	1,739
	Nobel Biocare Holding AG	72,424	1,585
	Swiss Life Holding	17,558	1,520
*	Logitech International SA	93,086	1,294
	Lindt & Spruengli AG Regular	58	1,284
*	Aryzta AG
	(Switzerland Shares)	26,993	871

19

Tax-Managed International Fund

			Market
			Value•
		Shares	($000)
	Swatch Group AG
	(Registered)	25,657	843
	Straumann Holding AG	4,560	832
	Lindt & Spruengli AG	401	749
	Schindler Holding AG
	(Registered)	10,395	644
	BKW FMB Energie AG	6,468	476
*	Aryzta AG (Ireland Shares)	14,448	463
			335,025
United Kingdom (21.0%)
	BP PLC	10,126,895	80,021
	HSBC Holdings PLC	9,300,064	77,480
	Vodafone Group PLC	28,338,671	55,117
	GlaxoSmithKline PLC	2,801,363	49,481
	Royal Dutch Shell PLC
	Class A	1,569,759	39,376
	Royal Dutch Shell PLC
	Class B	1,454,780	36,625
	AstraZeneca Group PLC	775,387	34,189
	BG Group PLC	1,811,385	30,503
	British American Tobacco
	PLC	1,077,157	29,734
	BHP Billiton PLC	1,187,115	26,756
	Tesco PLC	4,214,948	24,615
	Barclays PLC	5,203,513	24,181
	Anglo American PLC	705,579	20,630
	Diageo PLC	1,342,153	19,277
	Standard Chartered PLC	1,016,576	19,115
	Rio Tinto PLC	487,814	16,894
	Unilever PLC	691,054	16,241
	Reckitt Benckiser Group
	PLC	323,198	14,760
	Imperial Tobacco Group
	PLC	545,479	14,197
	National Grid Transco
	PLC	1,313,384	11,852
	Xstrata PLC	1,024,215	11,131
	BAE Systems PLC	1,924,620	10,755
	Centrica PLC	2,755,169	10,131
	SABMiller PLC	494,555	10,098
	Lloyds Banking Group
	PLC	8,629,004	9,947
	Scottish & Southern
	Energy PLC	493,237	9,280
	Prudential PLC	1,344,267	9,189
	Royal Dutch Shell PLC
	Class A
	(Amsterdam Shares)	344,841	8,641
	Aviva PLC	1,449,468	8,161
	BT Group PLC	4,231,012	7,089
	Tullow Oil PLC	426,372	6,604
	Cadbury PLC	731,873	6,256
	Rolls-Royce Group PLC	1,034,596	6,186
*	Royal Bank of
	Scotland Group PLC	9,263,211	5,888
	Compass Group PLC	990,504	5,591

	British Sky Broadcasting
	Group PLC	635,698	4,772
	Morrison Supermarkets
	PLC	1,199,292	4,684
	Reed Elsevier PLC	621,533	4,643
	Marks & Spencer
	Group PLC	889,606	4,486
	Pearson PLC	441,774	4,449
	WPP PLC	666,031	4,429
	Man Group PLC	938,915	4,304
	Experian Group Ltd.	567,118	4,253
	Kingfisher PLC	1,380,601	4,050
	Shire Ltd.	289,642	3,998
	Capita Group PLC	338,701	3,994
	Old Mutual PLC	2,882,442	3,849
	Smith & Nephew PLC	483,981	3,593
	Standard Life PLC	1,115,524	3,426
	International Power PLC	871,766	3,424
	Land Securities Group PLC	430,469	3,348
	Royal & Sun Alliance
	Insurance Group PLC	1,675,682	3,327
	Legal & General Group
	PLC	3,375,497	3,157
	United Utilities Group
	PLC	380,515	3,120
	J. Sainsbury PLC	598,378	3,090
	British Land Co., PLC	488,910	3,079
	Thomson Reuters PLC	102,986	2,946
*	Rio Tinto PLC Rights
	Exp. 7/2/09	256,102	2,941
	Next PLC	116,680	2,827
*	Cairn Energy PLC	72,088	2,787
	Cable and Wireless PLC	1,265,297	2,777
*	Wolseley PLC	138,443	2,650
	Carnival PLC	98,247	2,617
	Smiths Group PLC	226,067	2,616
	Randgold Resources Ltd.	40,422	2,605
	Severn Trent PLC	138,150	2,491
*	Autonomy Corp.PLC	104,873	2,485
	Johnson Matthey PLC	127,208	2,416
	Associated British Foods
	PLC	186,581	2,351
	ICAP PLC	314,622	2,343
	Group 4 Securicor PLC	664,555	2,289
	The Sage Group PLC	763,381	2,243
	3i Group PLC	545,744	2,183
	Amec PLC	197,238	2,125
	Antofagasta PLC	205,040	1,991
	Hammerson PLC	389,843	1,977
	Home Retail Group	452,016	1,940
	Burberry Group PLC	270,027	1,882
	Cobham PLC	651,951	1,857
	Rexam PLC	369,584	1,737
	Eurasian Natural
	Resources Corp.	157,376	1,703
	Bunzl PLC	203,084	1,684

20

Tax-Managed International Fund

		Market
		Value•
	Shares	($000)
Invensys PLC	454,583	1,678
Lonmin PLC	83,492	1,618
Friends Provident Group
PLC	1,414,200	1,529
Serco Group PLC	219,421	1,527
Liberty International PLC	229,496	1,504
Vedanta Resources PLC	69,922	1,489
Tomkins PLC	572,426	1,396
FirstGroup PLC	233,664	1,380
Drax Group PLC	184,515	1,336
Admiral Group PLC	90,011	1,291
InterContinental
Hotels Group PLC	124,790	1,285
Whitbread PLC	88,006	1,187
Segro PLC	2,957,370	1,183
Balfour Beatty PLC	231,755	1,181
Schroders PLC	80,444	1,088
Thomas Cook Group PLC	318,253	1,078
Kazakhmys PLC	100,309	1,046
TUI Travel PLC	268,067	1,025
Investec PLC	166,926	899
Ladbrokes PLC	253,326	768
Fresnillo PLC	88,460	760
London Stock Exchange PLC	64,194	743
British Airways PLC	319,761	659
* The Berkeley Group
Holdings PLC	28,303	375
Carphone Warehouse PLC	143,241	373
		936,327
Total Common Stocks
(Cost $5,012,399)		4,455,673
Other Assets and Liabilities (0.0%)
Other Assets		17,143
Liabilities		(19,124)
		(1,981)
Net Assets (100%)		4,453,692

At June 30, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	5,392,574
Undistributed Net Investment Income	83,308
Accumulated Net Realized Losses	(465,949)
Unrealized Appreciation (Depreciation)
Investment Securities	(556,726)
Foreign Currencies	485
Net Assets	4,453,692

Investor Shares—Net Assets
Applicable to 127,445,913 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,176,511
Net Asset Value Per Share—
Investor Shares	$9.23

Institutional Shares—Net Assets
Applicable to 22,560,808 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	208,496
Net Asset Value Per Share—
Institutional Shares	$9.24

ETF Shares—Net Assets
Applicable to 106,847,751 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,068,685
Net Asset Value Per Share—
ETF Shares	$28.72

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

ADR—American Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Tax-Managed International Fund

Statement of Operations

Six Months Ended
June 30, 2009
($000)
Investment Income
Income
Dividends[1]	87,130
Interest[2]	12
Total Income	87,142
Expenses
The Vanguard Group—Note B
Investment Advisory Services	101
Management and Administrative—Investor Shares	790
Management and Administrative—Institutional Shares	46
Management and Administrative—ETF Shares	1,323
Marketing and Distribution—Investor Shares	145
Marketing and Distribution—Institutional Shares	37
Marketing and Distribution—ETF Shares	318
Custodian Fees	193
Shareholders’ Reports and Proxies—Investor Shares	19
Shareholders’ Reports and Proxies—Institutional Shares	—
Shareholders’ Reports and Proxies—ETF Shares	68
Trustees’ Fees and Expenses	3
Total Expenses	3,043
Net Investment Income	84,099
Realized Net Gain (Loss)
Investment Securities Sold	(155,334)
Foreign Currencies	1,981
Realized Net Gain (Loss)	(153,353)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	353,724
Foreign Currencies	507
Change in Unrealized Appreciation (Depreciation)	354,231
Net Increase (Decrease) in Net Assets Resulting from Operations	284,977

1  Dividends are net of foreign withholding taxes of $9,554,000.

2  Interest income from an affiliated company of the fund was $12,000.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Tax-Managed International Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	84,099	118,513
Realized Net Gain (Loss)	(153,353)	(249,218)
Change in Unrealized Appreciation (Depreciation)	354,231	(1,665,734)
Net Increase (Decrease) in Net Assets Resulting from Operations	284,977	(1,796,439)
Distributions
Net Investment Income
Investor Shares	(769)	(36,506)
Institutional Shares	(152)	(8,403)
ETF Shares	(1,716)	(73,729)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(2,637)	(118,638)
Capital Share Transactions
Investor Shares	(14,532)	79,651
Institutional Shares	(36,518)	(77,177)
ETF Shares	557,237	2,441,432
Net Increase (Decrease) from Capital Share Transactions	506,187	2,443,906
Total Increase (Decrease)	788,527	528,829
Net Assets
Beginning of Period	3,665,165	3,136,336
End of Period[1]	4,453,692	3,665,165

1  Net Assets—End of Period includes undistributed (overdistributed) net investment income of $83,308,000 and ($135,000).

See accompanying Notes, which are an integral part of the Financial Statements.

23

Tax-Managed International Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$8.74	$15.40	$14.16	$11.48	$10.33	$8.76
Investment Operations
Net Investment Income	.173	.290	.332	.331	.246	.201
Net Realized and Unrealized Gain (Loss)
on Investments	.323	(6.661)	1.244	2.685	1.161	1.571
Total from Investment Operations	.496	(6.371)	1.576	3.016	1.407	1.772
Distributions
Dividends from Net Investment Income	(.006)	(.289)	(.336)	(.336)	(.257)	(.202)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.006)	(.289)	(.336)	(.336)	(.257)	(.202)
Net Asset Value, End of Period	$9.23	$8.74	$15.40	$14.16	$11.48	$10.33

Total Return[1]	5.69%	–41.27%	11.15%	26.27%	13.60%	20.25%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,177	$1,131	$1,915	$1,624	$1,119	$825
Ratio of Total Expenses to
Average Net Assets	0.20%[2]	0.15%	0.15%	0.20%	0.20%	0.23%
Ratio of Net Investment Income to
Average Net Assets	3.50%[2]	3.47%	2.71%	2.70%	2.50%	2.34%
Portfolio Turnover Rate[3]	13%[2]	16%	6%	4%	5%	5%

1  Total returns do not reflect the 1% redemption fee on shares held for less than five years; the 2% redemption fee assessed prior to September 14, 2005, on shares held for less than one year; or the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Annualized.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Tax-Managed International Fund

Financial Highlights

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$8.74	$15.41	$14.17	$11.48	$10.33	$8.77
Investment Operations
Net Investment Income	.177	.296	.341	.348	.253	.198
Net Realized and Unrealized Gain (Loss)
on Investments	.329	(6.671)	1.244	2.685	1.161	1.571
Total from Investment Operations	.506	(6.375)	1.585	3.033	1.414	1.769
Distributions
Dividends from Net Investment Income	(.006)	(.295)	(.345)	(.343)	(.264)	(.209)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.006)	(.295)	(.345)	(.343)	(.264)	(.209)
Net Asset Value, End of Period	$9.24	$8.74	$15.41	$14.17	$11.48	$10.33

Total Return[1]	5.81%	–41.27%	11.21%	26.42%	13.66%	20.19%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$208	$242	$568	$258	$193	$143
Ratio of Total Expenses to
Average Net Assets	0.10%[2]	0.09%	0.09%	0.14%	0.14%	0.15%
Ratio of Net Investment Income to
Average Net Assets	3.60%[2]	3.53%	2.77%	2.76%	2.56%	2.42%
Portfolio Turnover Rate[3]	13%[2]	16%	6%	4%	5%	5%

1  Total returns do not reflect the 1% redemption fee on shares held for less than five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held for less than one year.

2  Annualized.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Tax-Managed International Fund

Financial Highlights

Europe Pacific ETF Shares
	Six Months	Year	July 20,
	Ended	Ended	2007[1] to
	June 30,	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2009	2008	2007
Net Asset Value, Beginning of Period	$27.18	$47.92	$49.99
Investment Operations
Net Investment Income	.546	.934	.204
Net Realized and Unrealized Gain (Loss) on Investments	1.013	(20.744)	(1.219)
Total from Investment Operations	1.559	(19.810)	(1.015)
Distributions
Dividends from Net Investment Income	(.019)	(.930)	(1.055)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.019)	(.930)	(1.055)
Net Asset Value, End of Period	$28.72	$27.18	$47.92

Total Return	5.75%	–41.25%	–2.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,069	$2,292	$653
Ratio of Total Expenses to Average Net Assets	0.16%[2]	0.11%	0.12%[2]
Ratio of Net Investment Income to Average Net Assets	3.54%[2]	3.51%	2.74%[2]
Portfolio Turnover Rate[3]	13%[2]	16%	6%

1 Inception.

2 Annualized.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Tax-Managed International Fund

Notes to Financial Statements

Vanguard Tax-Managed International Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares, known as Vanguard Europe Pacific ETF Shares, are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2005–2008) and for the period ended June 30, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

27

Tax-Managed International Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxies. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2009, the fund had contributed capital of $1,060,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.42% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	9,549	4,446,046	78
Total	9,549	4,446,046	78

The following table summarizes changes in investments valued based on Level 3 inputs during the six months ended June 30, 2009:

Investments in
Common Stocks
($000)
Amount valued based on Level 3 Inputs
Balance as of December 31, 2008	—
Transfers in and/or out of Level 3	72
Change in Unrealized Appreciation (Depreciation)	6
Balance as of June 30, 2009	78

28

Tax-Managed International Fund

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2009, the fund realized net foreign currency gains of $1,981,000, which increased distributable net income for tax purposes; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income.

During the six months ended June 30, 2009, the fund realized $13,620,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2008, the fund had available realized losses of $296,961,000 to offset future net capital gains of $12,748,000 through December 31, 2010, $27,239,000 through December 31, 2011, $5,174,000 through December 31, 2012, $99,680,000 through December 31, 2016, and $152,120,000 through December 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2009, the cost of investment securities for tax purposes was $5,012,399,000. Net unrealized depreciation of investment securities for tax purposes was $556,726,000, consisting of unrealized gains of $178,255,000 on securities that had risen in value since their purchase and $734,981,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2009, the fund purchased $851,363,000 of investment securities and sold $264,196,000 of investment securities, other than temporary cash investments.

29

Tax-Managed International Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2009		December 31, 2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	69,920	8,927	305,754	26,025
Issued in Lieu of Cash Distributions	614	85	28,971	3,486
Redeemed[1]	(85,066)	(11,008)	(255,074)	(24,427)
Net Increase (Decrease)—Investor Shares	(14,532)	(1,996)	79,651	5,084
Institutional Shares
Issued	13,311	1,547	80,348	5,969
Issued in Lieu of Cash Distributions	106	15	6,027	723
Redeemed[1]	(49,935)	(6,641)	(163,552)	(15,951)
Net Increase (Decrease)—Institutional Shares	(36,518)	(5,079)	(77,177)	(9,259)
ETF Shares
Issued	586,177	23,527	2,441,432	70,686
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(28,940)	(1,000)	—	—
Net Increase (Decrease)—ETF Shares	557,237	22,527	2,441,432	70,686
1 Net of redemption fees for fiscal 2009 and 2008 of $499,000 and $1,382,000, respectively (fund totals).

G. In preparing the financial statements as of June 30, 2009, management considered the impact of subsequent events occurring through August 5, 2009, for potential recognition or disclosure in these financial statements.

30

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2009
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Tax-Managed International Fund	12/31/2008	6/30/2009	Period[1]
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,056.94	$1.02
Institutional Shares	1,000.00	1,058.08	0.51
Europe Pacific ETF Shares	1,000.00	1,057.50	0.82
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.80	$1.00
Institutional Shares	1,000.00	1,024.30	0.50
Europe Pacific ETF Shares	1,000.00	1,024.00	0.80

1  The calculations are based on expenses incurred during the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: 0.20% for Investor Shares, 0.10% for Institutional Shares, and 0.16% for Europe Pacific ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

31

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the 1% fee on redemptions of shares held for less than five years, nor do they include the account service fee described in the prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

32

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Tax-Managed International Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the fund’s investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance of a relevant benchmark and peer group. The board concluded that the fund has performed in line with expectations, and that its results have been consistent with its investment strategies. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was far below the average expense ratio charged by funds in its peer group. The board noted that the fund’s advisory expense ratio was also well below its peer-group average. Information about the fund’s expense ratio appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board of trustees concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

33

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

34

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 157 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Interested Trustees

John J. Brennan1

Born 1954. Trustee Since May 1987. Chairman of the Board. Principal Occupation(s) During the Past Five Years: Chairman of the Board and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group; Chief Executive Officer and President of The Vanguard Group and of each of the investment companies served by The Vanguard Group (1996–2008); Chairman of the Financial Accounting Foundation; Governor of the Financial Industry Regulatory Authority (FINRA); Director of United Way of Southeastern Pennsylvania.

F. William McNabb III1

Born 1957. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years: Director of The Vanguard Group, Inc., since 2008; Chief Executive Officer and President of The Vanguard Group and of each of the investment companies served by The Vanguard Group since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

Independent Trustees

Charles D. Ellis

Born 1937. Trustee Since January 2001. Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years: Retired Executive Chief Staff and Marketing Officer for North America and Corporate Vice President of Xerox Corporation (photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), the United Way of Rochester, the Boy Scouts of America, Amerigroup Corporation (direct health and medical insurance carriers), and Monroe Community College Foundation.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); President of Rohm and Haas Co. (2006–2008); Board Member of American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) and Hewlett-Packard Co. (electronic computer manufacturing); Trustee of The Conference Board.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal

Occupation(s) During the Past Five Years: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science in the School of Arts and Sciences with Secondary Appointments at the Annenberg School for Communication and the Graduate School of Education of the University of Pennsylvania; Director of Carnegie Corporation of New York, Schuylkill River Development Corporation, and Greater Philadelphia Chamber of Commerce; Trustee of the National Constitution Center.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years: Retired Corporate Vice President, Chief Global Diversity Officer, and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/consumer products); Vice President and Chief Information Officer of Johnson & Johnson (1997–2005); Director of the University Medical Center at Princeton and Women’s Research and Education Institute.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and Banking, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm); Chair of the Investment Committee of HighVista Strategies LLC (private investment firm).

Alfred M. Rankin, Jr.

Born 1941. Trustee Since January 1993. Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/ lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services).

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupations During the Past Five Years: President since 2007 and Chief Operating Officer since 2005 of Corning Incorporated (communications equipment); President of Corning Technologies (2001–2005); Director of Corning Incorporated and Dow Corning; Trustee of the Corning Incorporated Foundation and the Corning Museum of Glass; Overseer of the Amos Tuck School of Business Administration at Dartmouth College.

Executive Officers

Thomas J. Higgins1

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group since 2008; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Kathryn J. Hyatt1

Born 1955. Treasurer Since November 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group since 2008; Assistant Treasurer of each of the investment companies served by The Vanguard Group (1988–2008).

Heidi Stam1

Born 1956. Secretary Since July 2005. Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since 2005; Director and Senior Vice President of Vanguard Marketing Corporation since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Michael S. Miller
Mortimer J. Buckley	James M. Norris
Kathleen C. Gubanich	Glenn W. Reed
Paul A. Heller	George U. Sauter

Founder

John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

1  These individuals are “interested persons” as defined in the Investment Company Act of 1940.

2  December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.
Direct Investor Account Services > 800-662-2739
You can obtain a free copy of Vanguard’s proxy voting
Institutional Investor Services > 800-523-1036	guidelines by visiting our website, www.vanguard.com,
and searching for “proxy voting guidelines,” or by
Text Telephone for People	calling Vanguard at 800-662-2739. The guidelines are
With Hearing Impairment > 800-952-3335	also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
the 12 months ended June 30. To get the report, visit
This material may be used in conjunction	either www.vanguard.com or www.sec.gov.
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus

You can review and copy information about your fund
.	at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2009 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1272 082009

Item 2: Not Applicable.

Item 3: Not Applicable.

Item 4: Not Applicable.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.

(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TAX-MANAGED FUNDS
BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 12, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS
BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 12, 2009

VANGUARD TAX-MANAGED FUNDS
BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 12, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on July 24, 2009, see file Number 2-88373, Incorporated by Reference.